As filed with the Securities and Exchange Commission on January 16, 2007


                                                             File Nos. 333-50540
                                                                       811-05200

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                                           []
                         Post-Effective Amendment No. 19
                                                                         [x]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 157
                                                                         [x]
                        (Check Appropriate Box or Boxes)


                 MetLife Investors Variable Annuity Account One
                           (Exact Name of Registrant)


                      MetLife Investors Insurance Company
               5 Park Plaza, Suite 1900 Irvine, California 92614
        (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code
                                 (800) 989-3752

                        (Name and Address of Guarantor)
                    General American Life Insurance Company
                            13045 Tesson Ferry Road
                           St. Louis, Missouri 63128

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                      MetLife Investors Insurance Company
                                Irvine, CA 92614
                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, DC 20004-2415
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[]on (date) pursuant to paragraph (b) of Rule 485.

[x]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

                                                  THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS AA




                                                                  APRIL 30, 2007




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




                               The annuity contract has 45 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 44 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


AIM VARIABLE INSURANCE FUNDS

(SERIES II):

     AIM V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     VIP Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Templeton Developing Markets Securities Fund

     Templeton Foreign Securities Fund


MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED):

     Met/AIM Capital Appreciation Portfolio (Class A)

     Met/AIM Small Cap Growth Portfolio

     Cyclical Growth and Income ETF Portfolio

     Cyclical Growth ETF Portfolio


     Legg Mason Aggressive Growth Portfolio

         (formerly Janus Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio


     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio

     Met/Putnam Capital Opportunities Portfolio

     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Kampen Comstock Portfolio


     Van Kampen Mid-Cap Growth Portfolio

         (formerly Lord Abbett Growth Opportunities Portfolio)




METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     BlackRock Strategic Value Portfolio

     Capital Guardian U.S. Equity Portfolio

     Davis Venture Value Portfolio (Class E)

     FI International Stock Portfolio

     Franklin Templeton Small Cap Growth Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

         (formerly, Salomon Brothers Strategic Bond Opportunities Portfolio)



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

     PIMCO VIT High Yield Portfolio

     PIMCO VIT Low Duration Portfolio

     PIMCO VIT StocksPLUS Growth and Income Portfolio

PUTNAM VARIABLE TRUST (CLASS IB):

     Putnam VT Growth and Income Fund

     Putnam VT Vista Fund




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio



MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B):

     Strategic Growth and Income Portfolio

     Strategic Conservative Growth Portfolio

     Strategic Growth Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.


To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 54 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2007

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS .................................   4
HIGHLIGHTS .............................................   5
FEE TABLES AND EXAMPLES ................................   6
1. THE ANNUITY CONTRACT ................................  12
     Market Timing .....................................  12
2. PURCHASE ............................................  13
     Purchase Payments .................................  13
     Termination for Low Account Value .................  13
     Allocation of Purchase Payments ...................  13
     Free Look .........................................  14
     Accumulation Units ................................  14
     Account Value .....................................  14
     Replacement of Contracts ..........................  14
3. INVESTMENT OPTIONS ..................................  15
     Transfers .........................................  17
     Dollar Cost Averaging Programs ....................  20
     Three Month Market Entry Program ..................  21
     Automatic Rebalancing Program .....................  21
     Voting Rights .....................................  22
     Substitution of Investment Options ................  22
4. EXPENSES ............................................  22
     Product Charges ...................................  22
     Account Fee .......................................  23
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........................  23
     Guaranteed Withdrawal Benefit - Rider Charge ......  24
     Withdrawal Charge .................................  24
     Reduction or Elimination of the Withdrawal
       Charge ..........................................  25
     Premium and Other Taxes ...........................  25
     Transfer Fee ......................................  25
     Income Taxes ......................................  26
     Investment Portfolio Expenses .....................  26
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................  26
     Annuity Date ......................................  26
     Annuity Payments ..................................  26
     Annuity Options ...................................  27
     Guaranteed Minimum Income Benefit .................  28
     Description of GMIB II ............................  28
     Description of GMIB Plus ..........................  30
     Description of GMIB I .............................  32
     GMIB, Qualified Contracts and Decedent
       Contracts .......................................  33
6. ACCESS TO YOUR MONEY ................................  33
     Systematic Withdrawal Program .....................  34


     Suspension of Payments or Transfers ...............  34
7. LIVING BENEFITS .....................................  35
     Guaranteed Withdrawal Benefit .....................  35
8. PERFORMANCE .........................................  39
9. DEATH BENEFIT .......................................  40
     Upon Your Death ...................................  40
     Standard Death Benefit - Principal Protection .....  40
     Optional Death Benefit - Annual Step-Up ...........  41
     Optional Death Benefit - Compounded-Plus ..........  41
     Additional Death Benefit - Earnings Preservation
       Benefit .........................................  42
     General Death Benefit Provisions ..................  42
     Spousal Continuation ..............................  43
     Death of the Annuitant ............................  43
     Controlled Payout .................................  43
10. FEDERAL INCOME TAX STATUS ..........................  44
     Taxation of Non-Qualified Contracts ...............  44
     Taxation of Qualified Contracts ...................  46
     Foreign Tax Credits ...............................  49
     Possible Tax Law Changes ..........................  49
11. OTHER INFORMATION ..................................  49
     MetLife Investors .................................  49
     The Separate Account ..............................  50
     Distributor .......................................  50
     Selling Firms .....................................  50
     Requests and Elections ............................  52
     Ownership .........................................  52
     Legal Proceedings .................................  53
     Financial Statements ..............................  53
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................  53
APPENDIX A ............................................. A-1
     Condensed Financial Information ................... A-1
APPENDIX B ............................................. B-1
     Participating Investment Portfolios ............... B-1
APPENDIX C ............................................. C-1
     EDCA Examples with Multiple Purchase Payments...... C-1
APPENDIX E ............................................. D-1
     Guaranteed Minimum Income Benefit Examples ........ D-1
APPENDIX E ............................................. E-1
     Guaranteed Withdrawal Benefit Examples ............ E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE
Account Value..............................................................14
Accumulation Phase.........................................................12
Accumulation Unit..........................................................14
Annual Benefit Payment.....................................................36
Annuitant..................................................................53
Annuity Date...............................................................26
Annuity Options............................................................27
Annuity Payments...........................................................26
Annuity Units..............................................................26
Beneficiary................................................................53
Benefit Base...............................................................36
Business Day...............................................................13
Fixed Account..............................................................12
Guaranteed Principal Option................................................30
Guaranteed Withdrawal Amount...............................................36
GWB Withdrawal Rate........................................................36
Income Base..................................................28 and 32
Income Phase...............................................................12
Investment Portfolios......................................................15
Joint Owners...............................................................52
Owner......................................................................52
Purchase Payment...........................................................13
Separate Account...........................................................50

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB") or the guaranteed withdrawal benefit ("GWB").



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").



You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                    7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                         $0 (First 12 per year)
                                              $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------       ------------------------
               0                                 7

               1                                 6
               2                                 6
               3                                 5
               4                                 4
               5                                 3
               6                                 2
         7 and thereafter                        0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.



THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------



ACCOUNT FEE (Note 1)         $30




SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)





Mortality and Expense Charge**                                           1.05%
Administration Charge                                                    0.25%
                                                                         ----
Total Separate Account Annual Expenses                                   1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate Account)
Optional Death Benefit - Annual Step-Up                                  0.20%
Optional Death Benefit - Compounded-Plus                                 0.35%
Additional Death Benefit - Earnings Preservation Benefit                 0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits                    1.90%


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


** We are waiving the following amount of the Mortality and Expense Charge: an amount equal to the underlying fund expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B).

ADDITIONAL OPTIONAL RIDER CHARGES TABLE*





GUARANTEED MINIMUM INCOME BENEFIT (GMIB
PLUS, GMIB II AND GMIB I) RIDER CHARGES
  GMIB Plus                                          0.80% of Income Base (Note 1)
  GMIB Plus Upon Optional Reset (Maximum)            1.50% of Income Base (Note 1)
  GMIB II and GMIB I                                 0.50% of Income Base (Note 1)
GUARANTEED WITHDRAWAL BENEFIT AND
ENHANCED GUARANTEED WITHDRAWAL BENEFIT
RIDER CHARGES
  Guaranteed Withdrawal Benefit and Enhanced         0.50% of the Guaranteed Withdrawal Amount
  Guaranteed Withdrawal Benefit Rider Charge         (Note 2)
  Charge Prior to Optional Reset
  Guaranteed Withdrawal Benefit and Enhanced         0.95% of the Guaranteed Withdrawal Amount
  Guaranteed Withdrawal Benefit Rider Charge         (Note 2)
  Charge Upon Optional Reset (Maximum)


--------------------------------------------------------------------------------


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.


Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.


*Certain periodic fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





Total Annual Investment                                                      Minimum         Maximum
                                                                             ---------       --------

Portfolio Operating Expenses (expenses that are deducted from                    . %             . %
investment portfolio assets, including management fees, 12b-1/service fees, and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.




                                                                         12B-1/
                                                          MANAGEMENT    SERVICE
                                                             FEES         FEES
                                                         ------------ -----------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. International Growth Fund                        0.73%       0.25%
FIDELITY VARIABLE INSURANCE PRODUCTS
 VIP Equity-Income Portfolio                               0.47%       0.25%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

 Templeton Developing Markets Securities Fund              1.24%       0.25%
 Templeton Foreign Securities Fund                         0.65%       0.25%
MET INVESTORS SERIES TRUST

 Met/AIM Capital Appreciation Portfolio                    0.76%       0.00%
 Met/AIM Small Cap Growth Portfolio(1)                     0.90%       0.25%
 Legg Mason Aggressive Growth Portfolio                    0.67%       0.25%
 Legg Mason Value Equity Portfolio                         0.70%       0.25%
 Lord Abbett Bond Debenture Portfolio                      0.51%       0.25%
 Lord Abbett Growth and Income Portfolio                   0.50%       0.25%
 Lord Abbett Mid-Cap Value Portfolio                       0.68%       0.25%
 MFS (Reg. TM) Research International Portfolio(1)         0.74%       0.25%
 Neuberger Berman Real Estate Portfolio                    0.67%       0.25%
 Oppenheimer Capital Appreciation Portfolio(1)             0.59%       0.25%
 PIMCO Total Return Portfolio(1)                           0.50%       0.25%
 Met/Putnam Capital Opportunities Portfolio                0.85%       0.25%
 T. Rowe Price Mid-Cap Growth Portfolio                    0.75%       0.25%
 Third Avenue Small Cap Value Portfolio                    0.75%       0.25%
 Van Kampen Comstock Portfolio                             0.63%       0.25%
 Van Kampen Mid-Cap Growth Portfolio                       0.70%       0.25%
METROPOLITAN SERIES FUND, INC.

 BlackRock Bond Income Portfolio                           0.40%       0.25%
 BlackRock Money Market Portfolio                          0.35%       0.25%
 BlackRock Strategic Value Portfolio                       0.83%       0.25%
 Capital Guardian U.S. Equity Portfolio                    0.67%       0.25%
 Davis Venture Value Portfolio                             0.72%       0.15%
 FI International Stock Portfolio                          0.86%       0.25%
 Franklin Templeton Small Cap Growth Portfolio             0.90%       0.25%
 Jennison Growth Portfolio                                 0.64%       0.25%
 MetLife Stock Index Portfolio                             0.25%       0.25%
 T. Rowe Price Large Cap Growth Portfolio                  0.60%       0.25%
 T. Rowe Price Small Cap Growth Portfolio                  0.51%       0.25%
 Western Asset Management Strategic Bond Opportunities     0.65%       0.25%
 Portfolio
PIMCO VARIABLE INSURANCE TRUST

 PIMCO VIT High Yield Portfolio                            0.25%       0.00%
 PIMCO VIT Low Duration Portfolio                          0.25%       0.00%
 PIMCO VIT Stocks PLUS Growth and Income Portfolio         0.40%       0.00%
PUTNAM VARIABLE TRUST

 Putnam VT Growth and Income Fund                          0.49%       0.25%
 Putnam VT Vista Fund                                      0.65%       0.25%



                                                                          TOTAL     CONTRACTUAL   NET TOTAL
                                                                          ANNUAL      EXPENSE      ANNUAL
                                                             OTHER      PORTFOLIO     SUBSIDY     PORTFOLIO
                                                          EXPENSES(1)    EXPENSES   OR DEFERRAL   EXPENSES
                                                         ------------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. International Growth Fund                        . %           . %         . %           . %
FIDELITY VARIABLE INSURANCE PRODUCTS
 VIP Equity-Income Portfolio                               . %           . %         . %           . %
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

 Templeton Developing Markets Securities Fund              . %           . %         . %           . %
 Templeton Foreign Securities Fund                       . %           . %         . %           . %
MET INVESTORS SERIES TRUST

 Met/AIM Capital Appreciation Portfolio                    . %           . %         . %           . %
 Met/AIM Small Cap Growth Portfolio(1)                   . %           . %         . %           . %
 Legg Mason Aggressive Growth Portfolio                    . %           . %         . %           . %
 Legg Mason Value Equity Portfolio                       . %           . %         . %           . %
 Lord Abbett Bond Debenture Portfolio                      . %           . %         . %           . %
 Lord Abbett Growth and Income Portfolio                 . %           . %         . %           . %
 Lord Abbett Mid-Cap Value Portfolio                       . %           . %         . %           . %
 MFS (Reg. TM) Research International Portfolio(1)       . %           . %         . %           . %
 Neuberger Berman Real Estate Portfolio                    . %           . %         . %           . %
 Oppenheimer Capital Appreciation Portfolio(1)           . %           . %         . %           . %
 PIMCO Total Return Portfolio(1)                           . %           . %         . %           . %
 Met/Putnam Capital Opportunities Portfolio              . %           . %         . %           . %
 T. Rowe Price Mid-Cap Growth Portfolio                    . %           . %         . %           . %
 Third Avenue Small Cap Value Portfolio                  . %           . %         . %           . %
 Van Kampen Comstock Portfolio                             . %           . %         . %           . %
 Van Kampen Mid-Cap Growth Portfolio                     . %           . %         . %           . %
METROPOLITAN SERIES FUND, INC.

 BlackRock Bond Income Portfolio                           . %           . %         . %           . %
 BlackRock Money Market Portfolio                        . %           . %         . %           . %
 BlackRock Strategic Value Portfolio                       . %           . %         . %           . %
 Capital Guardian U.S. Equity Portfolio                  . %           . %         . %           . %
 Davis Venture Value Portfolio                             . %           . %         . %           . %
 FI International Stock Portfolio                        . %           . %         . %           . %
 Franklin Templeton Small Cap Growth Portfolio             . %           . %         . %           . %
 Jennison Growth Portfolio                               . %           . %         . %           . %
 MetLife Stock Index Portfolio                             . %           . %         . %           . %
 T. Rowe Price Large Cap Growth Portfolio                . %           . %         . %           . %
 T. Rowe Price Small Cap Growth Portfolio                  . %           . %         . %           . %
 Western Asset Management Strategic Bond Opportunities   . %           . %         . %           . %
 Portfolio
PIMCO VARIABLE INSURANCE TRUST

 PIMCO VIT High Yield Portfolio                            . %           . %         . %           . %
 PIMCO VIT Low Duration Portfolio                        . %           . %         . %           . %
 PIMCO VIT Stocks PLUS Growth and Income Portfolio         . %           . %         . %           . %
PUTNAM VARIABLE TRUST

 Putnam VT Growth and Income Fund                          . %           . %         . %           . %
 Putnam VT Vista Fund                                    . %           . %         . %           . %

                                                              12B-1/
                                                MANAGEMENT   SERVICE      OTHER
                                                   FEES        FEES    EXPENSES(1)
                                               ------------ --------- -------------
 MET INVESTORS SERIES TRUST

 Cyclical Growth and Income ETF Portfolio(2)     0.45%       0.25%    . %
 Cyclical Growth ETF Portfolio(2)                0.45%       0.25%      . %
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(3)         0.10%       0.25%      . %
 MetLife Moderate Strategy Portfolio(3)          0.09%       0.25%    . %
MET INVESTORS SERIES TRUST -
 GALLATIN ASSET ALLOCATION PORTFOLIOS
 Strategic Growth and Income Portfolio(4)        0.15%       0.25%      . %
 Strategic Conservative Growth Portfolio(4)      0.15%       0.25%    . %
 Strategic Growth Portfolio(4)                   0.15%       0.25%      . %



                                                                                          NET TOTAL
                                                                                            ANNUAL
                                                                                          PORTFOLIO
                                                                                      EXPENSES INCLUDING
                                                  TOTAL     CONTRACTUAL   NET TOTAL       ESTIMATED
                                                  ANNUAL      EXPENSE       ANNUAL       EXPENSES OF
                                                PORTFOLIO     SUBSIDY     PORTFOLIO       UNDERLYING
                                                 EXPENSES   OR DEFERRAL    EXPENSES       PORTFOLIOS
                                               ----------- ------------- ----------- -------------------
 MET INVESTORS SERIES TRUST

 Cyclical Growth and Income ETF Portfolio(2)   . %         . %           . %         . %
 Cyclical Growth ETF Portfolio(2)                . %         . %           . %          . %
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(3)         . %         . %           . %          . %
 MetLife Moderate Strategy Portfolio(3)        . %         . %           . %         . %
MET INVESTORS SERIES TRUST -
 GALLATIN ASSET ALLOCATION PORTFOLIOS
 Strategic Growth and Income Portfolio(4)        . %         . %           . %          . %
 Strategic Conservative Growth Portfolio(4)    . %         . %           . %         . %
 Strategic Growth Portfolio(4)                   . %         . %           . %          . %

The Net Total Portfolio Expenses have been restated to reflect contractual arrangements in effect as of April 30, 2007, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of the contractual arrangements is in effect until at least April 30, 2008 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2006.


(1) Other Expenses may include amounts repaid to the investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0. % for the Met/AIM Small Cap Growth Portfolio; 0. % for the MFS (Reg. TM) Research International Portfolio; 0. % for the Oppenheimer Capital Appreciation Portfolio; and 0. % for the PIMCO Total Return Portfolio.


(2) Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro rata portion of the operating expenses of that Underlying ETF or other investment company. The expenses of the Underlying ETFs and other investment companies are: 0.33% for Cyclical Growth and Income ETF Portfolio and 0.38% for the Cyclical Growth ETF Portfolio. The expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment company for the year ended December 31, 2005 (or in the case of Vanguard (Reg. TM) U.S. Sector Index Funds, for the fiscal year ended August 31, 2005) according to such Underlying ETFs' and other investment companies' allocation targets in place as of December 31, 2005. See the prospectus for the Portfolios for a description of the allocation targets for each Portfolio. The net total annual portfolio expenses of the Portfolios are 0.80% for the Cyclical Growth and Income ETF Portfolio and 0.80% for the Cyclical Growth ETF Portfolio. Net total annual portfolio expenses reflect contractual arrangements in effect as of May 1, 2006, under which investment advisers or managers of the Portfolios have agreed to waive and/or pay expenses of the Portfolios. Each of these contractual arrangements is in effect until at least April 30, 2007 (excluding optional extensions). The net total annual portfolio expenses including expenses of underlying portfolios are 1.13% for the Cyclical Growth and Income ETF Portfolio and 1.18% for the Cyclical Growth ETF Portfolio. Commencing January 2006, the subadviser changed its investment strategies regarding investments in ETFs. As a result, the expenses of the Underlying ETFs and other investment companies were reduced to an annual rate of 0.29% for the Cyclical Growth and Income ETF Portfolio and 0.28% for the Cyclical Growth ETF Portfolio. If such reduction had been in place for all of 2005, the net total annual portfolio expenses including expenses of underlying portfolios would have been 1.09% for the Cyclical Growth and Income ETF Portfolio and 1.08% for the Cyclical Growth ETF Portfolio.


(3) Management fees have been restated to reflect a new fee schedule that became effective on May 1, 2005. Each MetLife Asset Allocation Program Portfolio invests substantially all of its assets in other underlying portfolios of the Met Investors Series Trust or of Metropolitan Series Fund, Inc. As an investor in an underlying portfolio, each Portfolio bears its pro rata portion of the operating expenses of that underlying portfolio, including the management fee. The weighted average of the total annual portfolio expenses of the underlying portfolios as of December 31, 2005 were 0.64% for the MetLife Defensive Strategy Portfolio and 0.66% for the MetLife Moderate Strategy Portfolio. A contractual expense limitation agreement is in effect until at least April 30, 2007 with respect to the MetLife Defensive Strategy Portfolio. After this expense limitation, the net total annual portfolio expenses of the MetLife Defensive Strategy Portfolio, including the weighted average of the total portfolio expenses of the underlying portfolios as of December 31, 2005, were 0.99%. Net total annual portfolio expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements.


(4) Total annual portfolio expenses are estimated for the year ending December

    31, 2007. Each Gallatin Asset Allocation Portfolio will invest substantially all of its assets in other underlying portfolios of the Met

    Investors Series Trust or of Metropolitan Series Fund, Inc. As an investor in an underlying portfolio, the Portfolio also will bear its pro rata portion of the operating expenses of that underlying portfolio, including the management fee. The expenses of the underlying portfolios are based upon the weighted average of the total portfolio expenses of the underlying portfolios (before any applicable expense limitations) for the
                           ------
    year ended December 31, 2005 (or in the case of an underlying portfolio not in existence on December 31, 2005, estimated expenses for the year ending December 31, 2006), according to the Portfolio's allocation target in place as of the date of the Portfolio prospectus. (See the Portfolio prospectus for a description of each Portfolio's allocation target.) After
                                                                         -----
    any applicable expense limitations, the estimated weighted average of the total operating expenses of the underlying portfolios is: 0.71% for the

    Strategic Growth and Income Portfolio; 0.80% for the Strategic

    Conservative Growth Portfolio; and 0.86% for the Strategic Growth

    Portfolio. The net total annual portfolio expenses including estimated expenses of the underlying portfolios (after any applicable expense
                                           -----
    limitations) are: 1.11% for the Strategic Growth and Income Portfolio; 1.20% for the Strategic Conservative Growth Portfolio; and 1.26% for the Strategic Growth Portfolio. The expense limitations applicable to the underlying portfolios are in effect until at least April 30, 2007. The expense limitation arrangements applicable reflected in the Contractual Expense Subsidy or Deferral column of the table are in effect until at least April 30, 2008. Net total annual portfolio expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:





CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus ("GMIB Plus") rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$




CHART 2.Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$






The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Annuity Payments (The Income Phase)-Guaranteed Minimum Income Benefit").



In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2,
2003). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2. PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance.



ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.



If you choose the Guaranteed Minimum Income Benefit Plus rider, we will require you to allocate your purchase payments and account value among the Cyclical Growth and Income ETF Portfolio, MetLife Asset Allocation Program portfolios, and/or the Gallatin Asset Allocation Portfolios (you may participate in the EDCA program, subject to restrictions) until the rider terminates. The Strategic Growth Portfolio is not available for this purpose.



Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. The fees and charges in the new contract may be higher (or lower) and the benefits may be different. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser.


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 44 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.



Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from portfolio assets and does not decrease the portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios to the advisers and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)


Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") The payments are deducted from the assets of the investment portfolios and paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.


We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by broker dealers through which the contract is sold ("selling firms"). We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.



AIM VARIABLE INSURANCE FUNDS (SERIES II)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


     AIM V.I. International Growth Fund


FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolio is available under the contract:


     VIP Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:



     Templeton Developing Markets Securities Fund

     Templeton Foreign Securities Fund



MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class A, as noted, portfolios are available under the contract:


     Met/AIM Capital Appreciation Portfolio (Class A)

     Met/AIM Small Cap Growth Portfolio

     Cyclical Growth and Income ETF Portfolio

     Cyclical Growth ETF Portfolio


     Legg Mason Aggressive Growth Portfolio

         (formerly Janus Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio


     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio

     Met/Putnam Capital Opportunities Portfolio

     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio


     Van Kampen Comstock Portfolio

     Van Kampen Mid-Cap Growth Portfolio

         (formerly Lord Abbett Growth Opportunities Portfolio)



METROPOLITAN SERIES FUND, INC. (CLASS BOR CLASS E, AS NOTED,)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class Bor Class E, as noted, portfolios are available under the contract:


     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     BlackRock Strategic Value Portfolio

     Capital Guardian U.S. Equity Portfolio

     Davis Venture Value Portfolio (Class E)

     FI International Stock Portfolio

     Franklin Templeton Small Cap Growth Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

         (formerly, Salomon Brothers Strategic Bond Opportunities Portfolio)



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


     PIMCO VIT High Yield Portfolio

     PIMCO VIT Low Duration Portfolio

     PIMCO VIT StocksPLUS Growth and Income Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:


     Putnam VT Growth and Income Fund


     Putnam VT Vista Fund



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio



MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust and Met Investors Series Trust -

MetLife Asset Allocation Program, the following Class B portfolios are also available under the contract:


     Strategic Growth and Income Portfolio

     Strategic Conservative Growth Portfolio

     Strategic Growth Portfolio



TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock

Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.



o If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) - Description of GMIB Plus - Allocation Limitations."



During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. International Growth Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Met/AIM Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS (Reg. TM) Research International Portfolio, Met/Putnam Capital Opportunities Portfolio, Third Avenue Small Cap Value Portfolio, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin Templeton Small Cap Growth Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, and PIMCO VIT High Yield Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007 we will be required to: (1) enter into a written agreement with each investment portfolio or its principal underwriter that will obligate us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.



In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/

or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:


1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM



Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.



An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.



EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Van Kampen Mid-Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Van Kampen Mid-Cap Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS



We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.



SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit                  0.20%
      Compounded-Plus Death Benefit                 0.35%
      Additional Death Benefit - Earnings
         Preservation Benefit                       0.25%


For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each investment portfolio.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are three different versions of the GMIB under this contract (a maximum of two of which are available in your state): GMIB I, GMIB II and GMIB Plus. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If your income base is increased due to an Optional Reset, we may increase the rider charge to the charge applicable to contract purchases at the time of the increase, but no more than a maximum of 1.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for more information). If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed.


For contracts issued from May 1, 2004 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".) For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.



GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are two versions of the GWB under this contract (only one of which is available in your state): GWB I and Enhanced GWB. If you elect a GWB rider, a charge is deducted from your account value on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.



The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death or, under the Enhanced GWB, cancellation), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.



If you elect an Optional Reset on the 5th contract anniversary under the GWB I rider or on the 3rd contract anniversary under the Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases at the time of the reset, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.



If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of Guaranteed Withdrawal Benefit I") equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base equals zero.


WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7

  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.



We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB or GWB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.



NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.



The Nursing Home or Hospital Confinement rider and/or Terminal Illness rider may not be available in your state. (Check with your registered representative regarding availability.) For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.



PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of

12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).



When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the performance of the investment portfolios you selected.



At the time you purchase the contract, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.




Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.



If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.



You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.



OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.



OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.



OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.



OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


GUARANTEED MINIMUM INCOME BENEFIT



At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). We offer three different versions of the Guaranteed Minimum Income Benefit (GMIB I, GMIB II and GMIB Plus), A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus. All three versions of the GMIB are described below; however, GMIB I is only offered in states where GMIB II has not yet been approved. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB rider in effect at the same time.


It is important to recognize that the "income base" (as described below) that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.


The amount of the benefit is determined by applying the income base (described below) at the time of exercise of the rider to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.



The Guaranteed Principal Option of GMIB Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you elect the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB II


The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.


When you purchase the GMIB II, we will deduct an additional charge of 0.50% of the income base (see below) each year in arrears.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.


EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:


(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



 Age at Annuitization         Guarantee Period
----------------------       -----------------
          80                         9
          81                         8
          82                         7
          83                         6
       84 and 85                     5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.


These options are described in the contract and the GMIB II rider.


If you exercise the GMIB II, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary on or following your 85th birthday;


    b)    The date you make a complete withdrawal of your account value;


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;


    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or


    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.



DESCRIPTION OF GMIB PLUS


NOTE: The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph
(b)(ii)(2) of the "Income Base" section of "Description of GMIB II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year; (2) you may exercise a "GUARANTEED PRINCIPAL OPTION," in which case you will receive an additional amount to be added to the account value in lieu of taking GMIB payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) you are limited to allocating your account value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (5) the termination provisions are expanded; and (6) the additional charge for the GMIB Plus is 0.80% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). A description of some of these features follows.


GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus for this feature.


The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.


OPTIONAL RESET. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period, and the GMIB Plus rider charge will be reset to the fee we charge new contract purchasers for the same GMIB Plus rider at that time. An Optional Reset is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


You may elect either, 1) a one-time Optional Reset at any contract anniversary provided the above requirements are met, or 2) Optional Resets to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above.


We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Reset to occur on that contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.


The Optional Reset will:


(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;


(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and


(3) reset the GMIB Plus rider charge to the then current level we charge for the same GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).


On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.


ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:


(1)    the MetLife Defensive Strategy Portfolio,


(2)    the MetLife Moderate Strategy Portfolio,


(3)    the Strategic Growth and Income Portfolio,

(4)    the Strategic Conservative Growth Portfolio, or


(5)    the Cyclical Growth and Income ETF Portfolio.


You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.


TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;


o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.


See Appendix D for examples illustrating operation of the GMIB Plus.


DESCRIPTION OF GMIB I



You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.


It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.


OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.


EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:


(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



  Age at Annuitization                  Guarantee Period
---------------------------------       -----------------
           80                                   9
           81                                   8
           82                                   7
           83                                   6
        84 and 85                               5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.


Upon the exercise of the GMIB I, your annuity payments will be the greater of:


o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or


o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:


o The date you elect to receive annuity payments either under the GMIB I rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your account value;


o Death of the owner or death of the annuitant if a non-natural person owns the contract; or


o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.



MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.



When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS



The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB or GWB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFIT


We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are two versions of the GWB under this contract:


o  Guaranteed Withdrawal Benefit I ("GWB I")


o  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")


If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 86. ONLY ONE VERSION OF THE GWB IS OFFERED IN ANY PARTICULAR STATE. GWB I is only offered in states where Enhanced GWB has not yet been approved. Please check with your registered representative regarding which version is available in your state. You may not have this benefit and a GMIB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.


Each version of the GWB rider guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you.



THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) cannot be taken as a lump sum. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")



IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE BECAUSE OF WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.


IF THE GWB I RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE EQUALS ZERO.



THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if the Benefit Base is greater than the account value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.


DESCRIPTION OF GUARANTEED WITHDRAWAL BENEFIT I



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See Appendix E, Guaranteed Withdrawal Benefit Section D.) The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


BENEFIT BASE. At issue, the Base Benefit and the Guaranteed Withdrawal Amount are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the GWB I rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:


o Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);


o Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);


o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and



o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See Appendix E, Guaranteed Withdrawal Benefit -

Section A.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. (See Appendix E, Guaranteed Withdrawal Benefit -

Section B.) You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of

(1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. (See Appendix E, Guaranteed Withdrawal Benefit - Sections B and C.) Furthermore, since the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract that is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals, which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB I rider.


OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the fifth contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least five years since the last Optional Reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:



o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and


o Reset the GWB I rider charge equal to the then current level we charge at the time of the reset, up to the maximum charge of 0.95%.



An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the GWB I rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current GWB I rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.



WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See

"Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TERMINATION OF THE GWB I RIDER. The GWB I rider will terminate on the earliest business day we:


(1)    process your request for a total withdrawal of your account value;


(2)    process your request to apply your account value to an annuity option;


(3) determine that your account value is not sufficient to pay the charge for the GWB I rider (whatever account value is available will be applied to pay the annual GWB I rider charge);



(4) receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;



(5) process a change in owners, joint owners or annuitants (if the owner is a non-natural person); or


(6)    process the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.



If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit or the Earnings Preservation Benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit shall be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a nonqualified contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out



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


within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)). If you terminate the GWB I rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


In states where approved, we offer the Enhanced GWB rider instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an optional reset every three contract years; (3) waiver of the GWB rider charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of these features follows.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



OPTIONAL RESET. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I rider, we must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86th birthday.



GWB RIDER CHARGE. Unlike the GWB I rider described above, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.


(See Appendix E for examples of the GWB.)




8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB or GWB rider charge and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



We may advertise the guaranteed minimum income benefit or guaranteed withdrawal benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection

(2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or


(2)    the enhanced death benefit.


The enhanced death benefit is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


     (a)    for the highest anniversary value, the highest


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


          anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age                   Percentage
-----------------------

   Ages 69 or younger        40%
   Ages 70-79                25%
   Ages 80 and above          0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").





10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that charges for certain benefits under a variable contract, such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), may be considered as deemed distributions subject to immediate taxation. We currently intend to treat these charges as an intrinsic part of the annuity contract and we do not tax report these charges as taxable income. However, it is possible that this may change in the future if we determine that such reporting is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $_____ for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.



"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.



COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS


To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating.


We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See

"Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2005, as well as the range of additional compensation paid.)



As described above in "Investment Options," certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards, we pay to them a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. As a result of these arrangements, A.G. Edwards may have an incentive to recommend to its customers the purchase of the contracts for which we pay amounts with respect to the investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and account value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2005, the percentage fees ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards registered representative.


Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the subadviser of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the Statement of Additional Information for Met Investors Series Trust for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment adviser of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").



ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS



Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.




TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1




                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                                                         to  12/31/2004

   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  04/30/2005
=============                                                        ==== ==========



                                                                                                        NUMBER OF
                                                                       ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                      UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                       BEGINNING OF       END OF      OUTSTANDING AT
                                                                          PERIOD          PERIOD      END OF PERIOD
                                                                     --------------- --------------- ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                                                            19.834903       21.251446          89.3343
   01/01/2005                                                            21.251446       22.777274       1,726.9382
=============                                                            =========       =========     ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                                                            15.412506       18.206389       1,758.2045
   01/01/2005                                                            18.206389       21.153435      60,259.8037
=============                                                            =========       =========     ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                            48.855332       53.347764       1,033.9908
   01/01/2005                                                            53.347764       55.594101       2,459.3011
=============                                                            =========       =========     ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                             6.960610        8.557905     152,398.8933
   01/01/2005                                                             8.557905       10.764717     372,947.7733
=============                                                            =========       =========     ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                            22.865318       26.352621      73,873.4453
   01/01/2005                                                            26.352621       28.658472     201,233.8000
=============                                                            =========       =========     ============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                                                            11.448289       13.035149     277,191.3564
=============                                                            =========       =========     ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                            13.823168       14.565940     132,059.0398
   01/01/2005                                                            14.565940       12.512507           0.0000
=============                                                            =========       =========     ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                                                       to  12/31/2005
=============                                                      ==== ==========
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                                                       to  12/31/2005
=============                                                      ==== ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       to  12/31/2004
   01/01/2005                                                       to  12/31/2005
=============                                                      ==== ==========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       to  11/19/2004
=============                                                      ==== ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       to  11/19/2004
=============                                                      ==== ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       to  12/31/2004
   01/01/2005                                                       to  12/31/2005
=============                                                      ==== ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                       to  12/31/2004
   01/01/2005                                                       to  04/30/2005
=============                                                      ==== ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                                                       to  12/31/2004
   01/01/2005                                                       to  04/30/2005
=============                                                      ==== ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       to  12/31/2004
   01/01/2005                                                       to  12/31/2005
=============                                                      ==== ==========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       to  12/31/2004
   01/01/2005                                                       to  12/31/2005
=============                                                      ==== ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       to  12/31/2004
   01/01/2005                                                       to  12/31/2005
=============                                                      ==== ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       to  12/31/2004
   01/01/2005                                                       to  12/31/2005
=============                                                      ==== ==========



                                                                                                      NUMBER OF
                                                                     ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                    UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                     BEGINNING OF       END OF      OUTSTANDING AT
                                                                        PERIOD          PERIOD      END OF PERIOD
                                                                   --------------- --------------- ---------------
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                                                          10.000000       10.132557      94,522.1794
=============                                                          =========       =========     ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                                                          10.000000       10.170740      59,035.1052
=============                                                          =========       =========     ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                           6.611150        7.189929     318,525.9078
   01/01/2005                                                           7.189929        8.060860     250,205.7032
=============                                                          =========       =========     ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                          14.664335       15.152734     104,369.7194
=============                                                          =========       =========     ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                          14.953016       16.069205       2,027.5711
=============                                                          =========       =========     ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                          16.137459       17.204948     322,326.4646
   01/01/2005                                                          17.204948       17.236958     733,629.4070
=============                                                          =========       =========     ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                          14.558790       15.650668      96,280.8231
   01/01/2005                                                          15.650668       15.157397           0.0000
=============                                                          =========       =========     ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                                                          16.605671       17.886929       3,783.0938
   01/01/2005                                                          17.886929       17.207436           0.0000
=============                                                          =========       =========     ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                          43.242312       47.937816     319,167.2202
   01/01/2005                                                          47.937816       48.925372     506,616.8607
=============                                                          =========       =========     ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                           8.812961        9.792630      42,069.6855
   01/01/2005                                                           9.792630       10.109348      86,145.9725
=============                                                          =========       =========     ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                          20.314331       23.683379     199,496.7021
   01/01/2005                                                          23.683379       25.259591     540,973.0597
=============                                                          =========       =========     ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                           9.755208       11.208267     444,669.7857
   01/01/2005                                                          11.208267       12.880848     666,038.5383
=============                                                          =========       =========     ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                   1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                ACCUMULATION
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
                                                                                                   PERIOD
                                                                                              ---------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004        9.999714
   01/01/2005                                                                to  04/30/2005        9.965778
=============                                                               ==== ==========       =========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                                                                to  12/31/2005       12.499406
=============                                                               ==== ==========       =========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                to  12/31/2004       15.206781
   01/01/2005                                                                to  04/30/2005       20.864603
=============                                                               ==== ==========       =========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004        7.877115
   01/01/2005                                                                to  12/31/2005        8.370190
=============                                                               ==== ==========       =========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004       11.676306
   01/01/2005                                                                to  12/31/2005       12.110712
=============                                                               ==== ==========       =========
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004       12.771613
   01/01/2005                                                                to  12/31/2005       14.819977
=============                                                               ==== ==========       =========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004        6.284295
   01/01/2005                                                                to  12/31/2005        7.127233
=============                                                               ==== ==========       =========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004       11.999476
   01/01/2005                                                                to  12/31/2005       14.345408
=============                                                               ==== ==========       =========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                                                                to  12/31/2005        9.998932
=============                                                               ==== ==========       =========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                                                                to  12/31/2004       45.644690
   01/01/2005                                                                to  12/31/2005       45.825002
=============                                                               ==== ==========       =========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                                                                to  12/31/2005        9.982136
=============                                                               ==== ==========       =========
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004       16.173123
   01/01/2005                                                                to  12/31/2005       18.207351
=============                                                               ==== ==========       =========



                                                                                                 NUMBER OF
                                                                              ACCUMULATION     ACCUMULATION
                                                                             UNIT VALUE AT         UNITS
                                                                                 END OF       OUTSTANDING AT
                                                                                 PERIOD        END OF PERIOD
                                                                            --------------- ------------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    9.965778         73,780.4515
   01/01/2005                                                                    9.982068              0.0000
=============                                                                   =========      ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                                                                   14.361086        221,739.4574
=============                                                                   =========      ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                   20.864603         48,089.4640
   01/01/2005                                                                   20.017625              0.0000
=============                                                                   =========      ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    8.370190        492,146.7140
   01/01/2005                                                                    8.651885        466,380.4449
=============                                                                   =========      ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   12.110712        749,670.7222
   01/01/2005                                                                   12.223413      1,536,060.8230
=============                                                                   =========      ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   14.819977          7,447.7792
   01/01/2005                                                                   16.060762         11,015.6011
=============                                                                   =========      ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    7.127233        469,918.1630
   01/01/2005                                                                    8.064495      1,023,758.7198
=============                                                                   =========      ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   14.345408        239,512.5357
   01/01/2005                                                                   16.352461        290,544.6166
=============                                                                   =========      ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                                                                   10.482927        508,181.0815
=============                                                                   =========      ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                                                                   45.825002          6,712.2250
   01/01/2005                                                                   46.209352         88,287.5867
=============                                                                   =========      ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                                                                   10.094014         64,483.2823
=============                                                                   =========      ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   18.207351         20,066.1476
   01/01/2005                                                                   18.675545         22,905.2494
=============                                                                   =========      ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                              1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPOURTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========



                                                                                   ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                                                  UNIT VALUE AT   UNIT VALUE AT        UNITS
                                                                                   BEGINNING OF       END OF       OUTSTANDING AT
                                                                                      PERIOD          PERIOD       END OF PERIOD
1.30% SEPARATE ACCOUNT PRODUCT CHARGES                                           --------------- --------------- -----------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        10.632445       11.417835       144,395.5413
   01/01/2005                                                                        11.417835       11.891041       368,533.7917
=============                                                                        =========       =========     ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                                        11.077739       11.934370       940,538.8111
   01/01/2005                                                                        11.934370       12.974739     1,627,919.1262
=============                                                                        =========       =========     ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                        11.974762       13.688306           805.6921
   01/01/2005                                                                        13.688306       15.888294        14,865.8190
=============                                                                        =========       =========     ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                         8.837372        9.791170        12,815.1797
   01/01/2005                                                                         9.791170       10.089451       374,096.4112
=============                                                                        =========       =========     ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                         9.651722       10.496784       372,765.3957
   01/01/2005                                                                        10.496784       11.764232       523,923.8640
=============                                                                        =========       =========     ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                         7.729082        8.573655         5,660.9558
   01/01/2005                                                                         8.573655        9.047333         6,001.0006
=============                                                                        =========       =========     ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        11.228408       12.175379       195,303.9832
   01/01/2005                                                                        12.175379       12.779031       590,106.3817
=============                                                                        =========       =========     ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                                                                        51.163633       53.195858        71,519.3837
   01/01/2005                                                                        53.195858       55.400156       195,569.2500
=============                                                                        =========       =========     ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        12.470698       13.304023         1,305.4847
   01/01/2005                                                                        13.304023       14.539868         6,954.0347
=============                                                                        =========       =========     ==============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPOURTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                        18.835831       19.981733            95.5994
   01/01/2005                                                                        19.981733       20.229636         5,128.3248
=============                                                                        =========       =========     ==============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                        11.935368       12.947911         7,280.7603
   01/01/2005                                                                        12.947911       13.308426       138,343.5007
=============                                                                        =========       =========     ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                           1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                               to  12/31/2004
   01/01/2005                                                               to  12/31/2005
=============                                                              ==== ==========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                               to  12/31/2004
   01/01/2005                                                               to  12/31/2005
=============                                                              ==== ==========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                               to  12/31/2004
   01/01/2005                                                               to  12/31/2005
=============                                                              ==== ==========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                               to  12/31/2004
   01/01/2005                                                               to  12/31/2005
=============                                                              ==== ==========



                                                                                                              NUMBER OF
                                                                             ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                             BEGINNING OF       END OF      OUTSTANDING AT
                                                                                PERIOD          PERIOD      END OF PERIOD
                                                                           --------------- --------------- ---------------
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                  12.162693       12.240853      14,422.5383
   01/01/2005                                                                  12.240853       12.205636      29,848.7056
=============                                                                  =========       =========      ===========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                  12.047022       13.152821       1,276.1558
   01/01/2005                                                                  13.152821       13.436290       1,371.0081
=============                                                                  =========       =========      ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                  45.386183       49.298756       1,604.2332
   01/01/2005                                                                  49.298756       51.208076       3,670.0390
=============                                                                  =========       =========      ===========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                  12.398267       14.133934         213.9146
   01/01/2005                                                                  14.133934       15.646903       1,887.5461
=============                                                                  =========       =========      ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2




                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  04/30/2005
=============                                                        ==== ==========
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                                                         to  12/31/2005
=============                                                        ==== ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                         to  12/31/2004
   01/01/2005                                                         to  12/31/2005
=============                                                        ==== ==========



                                                                                                        NUMBER OF
                                                                       ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                      UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                       BEGINNING OF       END OF      OUTSTANDING AT
                                                                          PERIOD          PERIOD      END OF PERIOD
                                                                     --------------- --------------- ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                                                            18.567621       19.814670           0.0000
   01/01/2005                                                            19.814670       21.110699           0.0000
=============                                                            =========       =========     ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                                                            14.427941       16.975707         201.3949
   01/01/2005                                                            16.975707       19.605943       2,145.7007
=============                                                            =========       =========     ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                            43.967239       47.819604         745.9480
   01/01/2005                                                            47.819604       49.535976       4,252.9095
=============                                                            =========       =========     ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                             6.627398        8.115896      17,594.1835
   01/01/2005                                                             8.115896       10.147894      40,247.3676
=============                                                            =========       =========     ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                            21.275514       24.423028       9,931.6985
   01/01/2005                                                            24.423028       26.401650      25,153.7669
=============                                                            =========       =========     ============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                                                            11.223524       12.728544     284,898.6440
=============                                                            =========       =========     ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                            13.332967       13.993581      14,520.0855
   01/01/2005                                                            13.993581       11.997312           0.0000
=============                                                            =========       =========     ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                                                            10.000000       10.117411       2,037.4350
=============                                                            =========       =========     ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                                                            10.000000       10.155537           0.0000
=============                                                            =========       =========     ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                             6.502177        7.043338     568,209.4072
   01/01/2005                                                             7.043338        7.849430     433,969.7607
=============                                                            =========       =========     ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                ACCUMULATION
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
                                                                                                   PERIOD
                                                                                              ---------------
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  11/19/2004       13.976263
=============                                                               ==== ==========       =========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  11/19/2004       14.251352
=============                                                               ==== ==========       =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004       15.871678
   01/01/2005                                                                to  12/31/2005       16.854422
=============                                                               ==== ==========       =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                to  12/31/2004       13.812031
   01/01/2005                                                                to  04/30/2005       14.788979
=============                                                               ==== ==========       =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                                                                to  12/31/2004       14.849635
   01/01/2005                                                                to  04/30/2005       15.931923
=============                                                               ==== ==========       =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004       42.529947
   01/01/2005                                                                to  12/31/2005       46.960946
=============                                                               ==== ==========       =========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004        8.644194
   01/01/2005                                                                to  12/31/2005        9.566957
=============                                                               ==== ==========       =========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004       19.513349
   01/01/2005                                                                to  12/31/2005       22.659271
=============                                                               ==== ==========       =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004        9.594492
   01/01/2005                                                                to  12/31/2005       10.979856
=============                                                               ==== ==========       =========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to  12/31/2004        9.834948
   01/01/2005                                                                to  04/30/2005        9.762657
=============                                                               ==== ==========       =========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                                                                to  12/31/2005       12.424258
=============                                                               ==== ==========       =========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                to  12/31/2004       14.933150
   01/01/2005                                                                to  04/30/2005       20.407953
=============                                                               ==== ==========       =========



                                                                                                 NUMBER OF
                                                                              ACCUMULATION     ACCUMULATION
                                                                             UNIT VALUE AT         UNITS
                                                                                 END OF       OUTSTANDING AT
                                                                                 PERIOD        END OF PERIOD
                                                                            --------------- ------------------
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   14.394588         13,064.1492
=============                                                                   =========        ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   15.265149    162.0794/TD&gt;
=============                                                                   =========    ================
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   16.854422        627,149.8832
   01/01/2005                                                                   16.785051        418,969.1869
=============                                                                   =========    ================
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                   14.788979         11,220.9335
   01/01/2005                                                                   14.294863              0.0000
=============                                                                   =========    ================
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                                                                   15.931923              0.0000
   01/01/2005                                                                   15.296730              0.0000
=============                                                                   =========    ================
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   46.960946        344,306.4949
   01/01/2005                                                                   47.642491        292,601.0808
=============                                                                   =========    ================
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    9.566957          2,507.1453
   01/01/2005                                                                    9.817471          5,352.2827
=============                                                                   =========    ================
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   22.659271         23,695.7471
   01/01/2005                                                                   24.023204         60,536.7173
=============                                                                   =========    ================
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   10.979856        426,569.1466
   01/01/2005                                                                   12.543118        342,726.8846
=============                                                                   =========    ================
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    9.762657         93,724.0831
   01/01/2005                                                                    9.759505              0.0000
=============                                                                   =========    ================
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                                                                   14.218141        133,742.7889
=============                                                                   =========    ================
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                   20.407953          7,676.1676
   01/01/2005                                                                   19.541200              0.0000
=============                                                                   =========    ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                               NUMBER OF
                                                                            ACCUMULATION    ACCUMULATION      ACCUMULATION
                                                                           UNIT VALUE AT   UNIT VALUE AT         UNITS
                                                                            BEGINNING OF       END OF        OUTSTANDING AT
                                                                               PERIOD          PERIOD        END OF PERIOD
                                                                          --------------- --------------- -------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                            to  12/31/2004        7.747306        8.199570       1,170,419.1560
   01/01/2005                                            to  12/31/2005        8.199570        8.424977         892,127.0772
=============                                           ==== ==========       =========       =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                            to  12/31/2004       11.483951       11.863917         812,494.9265
   01/01/2005                                            to  12/31/2005       11.863917       11.902882         646,631.6028
=============                                           ==== ==========       =========       =========       ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                            to  12/31/2004       12.172147       14.068303             401.1172
   01/01/2005                                            to  12/31/2005       14.068303       15.155264             787.0106
=============                                           ==== ==========       =========       =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                            to  12/31/2004        6.180690        6.981901         591,807.1868
   01/01/2005                                            to  12/31/2005        6.981901        7.852952         598,574.9466
=============                                           ==== ==========       =========       =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                            to  12/31/2004       11.867701       14.131572         462,454.9926
   01/01/2005                                            to  12/31/2005       14.131572       16.012689         377,094.0003
=============                                           ==== ==========       =========       =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                                            to  12/31/2005        9.998438       10.440811          40,290.3754
=============                                           ==== ==========       =========       =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                                            to  12/31/2004       40.181601       40.312488             926.6569
   01/01/2005                                            to  12/31/2005       40.312488       40.408096          11,468.5021
=============                                           ==== ==========       =========       =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                                            to  12/31/2005        9.759091        9.829291         137,056.0915
=============                                           ==== ==========       =========       =========       ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                            to  12/31/2004       15.805739       17.723119           1,222.1236
   01/01/2005                                            to  12/31/2005       17.723119       18.070456           1,641.7435
=============                                           ==== ==========       =========       =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                            to  12/31/2004       10.505123       11.236317           8,070.8003
   01/01/2005                                            to  12/31/2005       11.236317       11.632206          17,634.9674
=============                                           ==== ==========       =========       =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                            to  12/31/2004       10.895264       11.691186       1,119,896.1890
   01/01/2005                                            to  12/31/2005       11.691186       12.634573       1,066,833.8705
=============                                           ==== ==========       =========       =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                              1.90% SEPARATE ACCOUNT PRODUCT CHARGES
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                     to  12/31/2004
   01/01/2005                                                                     to  12/31/2005
=============                                                                    ==== ==========



                                                                                                                    NUMBER OF
                                                                                   ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                                  UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                                   BEGINNING OF       END OF      OUTSTANDING AT
                                                                                      PERIOD          PERIOD      END OF PERIOD
                                                                                 --------------- --------------- ---------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                        11.074965       12.609500           0.0000
   01/01/2005                                                                        12.609500       14.548836       4,498.4636
=============                                                                        =========       =========     ============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                         8.679209        9.577756       4,839.9460
   01/01/2005                                                                         9.577756        9.810686      45,453.9805
=============                                                                        =========       =========     ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                         9.545673       10.340233     480,073.4891
   01/01/2005                                                                        10.340233       11.519694     397,023.3546
=============                                                                        =========       =========     ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                         7.499951        8.286461       1,551.3443
   01/01/2005                                                                         8.286461        8.692126       1,551.3443
=============                                                                        =========       =========     ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        10.864795       11.734328      24,721.9804
   01/01/2005                                                                        11.734328       12.242665      55,221.6127
=============                                                                        =========       =========     ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                                                                        46.042512       47.681186       8,475.3099
   01/01/2005                                                                        47.681186       49.360843      21,155.8590
=============                                                                        =========       =========     ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        11.945157       12.692750         342.5621
   01/01/2005                                                                        12.692750       13.789115         482.5501
=============                                                                        =========       =========     ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                        17.791140       18.798576           0.0000
   01/01/2005                                                                        18.798576       18.918267       6,430.6321
=============                                                                        =========       =========     ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                        11.512421       12.439516         124.3676
   01/01/2005                                                                        12.439516       12.709595       9,943.7623
=============                                                                        =========       =========     ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                        11.788139       11.816788         269.4674
   01/01/2005                                                                        11.816788       11.712494         269.4674
=============                                                                        =========       =========     ============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                        11.597247       12.611500         319.8593
   01/01/2005                                                                        12.611500       12.806465         319.8593
=============                                                                        =========       =========     ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                               BEGINNING OF         END OF        OUTSTANDING AT
                                                                                  PERIOD            PERIOD        END OF PERIOD
1.90% SEPARATE ACCOUNT PRODUCT CHARGES                                       ---------------   ---------------   ---------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                               to  12/31/2004       41.168501         44.539971          189.3916
   01/01/2005                                               to  12/31/2005       44.539971         45.989065          254.7930
=============                                              ==== ==========       =========         =========          ========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                               to  12/31/2004       11.864131         13.471321          125.6145
   01/01/2005                                               to  12/31/2005       13.471321         14.824452          121.7053
=============                                              ==== ==========       =========         =========          ========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002); (b) Scudder Variable Series II: Scudder Government & Agency Securities Portfolio and Scudder Small Cap Growth Portfolio (closed effective May 1, 2002); (c) Met Investors Series Trust (Class A): Lord Abbett Growth and Income Portfolio and for contracts issued prior to May 1, 2002, Lord Abbett Bond Debenture Portfolio (closed effective May 1, 2004) and for contracts issued prior to May 1, 2003, Lord Abbett Mid-Cap Value Portfolio, MFS (Reg. TM) Research International Portfolio; T. Rowe Price Mid-Cap Growth Portfolio (closed effective May 1, 2004); Third Avenue Small Cap Value Portfolio (closed effective May 1, 2005); (d) PIMCO Variable Insurance Trust (Administrative Class): PIMCO VIT Total Return Portfolio (closed effective November 22, 2004); (e) AIM Variable Insurance Funds (Series II Shares): AIM V.I. Capital Appreciation Fund (closed effective May 1, 2006); and (f) AIM Variable Insurance Funds (Series I Shares): AIM V.I. Capital Appreciation Fund (closed effective November 13, 2006).



Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio. Effective as of May 1, 2004, the MFS (Reg. TM) Research Managers Portfolio was merged into the MFS (Reg. TM) Investors Trust Portfolio, both of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the
T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS (Reg. TM) Variable Insurance Trust (Service Class): MFS (Reg. TM) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS (Reg. TM) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS (Reg. TM) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio of the Met Investors Series Trust; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc.; and J.P. Morgan Quality Bond Portfolio of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio of the Met Investors Series Trust.


Effective as of May 1, 2005, the Money Market Portfolio of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.; (d) MFS (Reg. TM) Variable Insurance Trust: the MFS (Reg. TM) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; and the MFS (Reg. TM) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, the MFS (Reg. TM) Investors Trust Portfolio (Class
B) of the Metropolitan Series Fund, Inc. merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2006, the following investment portfolios were renamed:
(a) Metropolitan Series Fund, Inc.: Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) was renamed Metropolitan Series Fund, Inc.:
Western Asset Management Strategic Bond Opportunities Portfolio (Class B); (b) Scudder Variable Series II: Scudder Government & Agency Securities Portfolio (closed effective May 1, 2002) was renamed DWS Variable Series II: DWS Government & Agency Securities Portfolio (closed effective May 1, 2002); and
(c) Scudder Variable Series II: Scudder Small Cap Growth Portfolio (closed effective May 1, 2002) was renamed DWS Variable Series II: DWS Small Cap Growth Portfolio (closed effective May 1, 2002).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)



AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:


AIM V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: The Fund's investment objective is to provide long-term growth of capital.



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)



Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:


VIP EQUITY-INCOME PORTFOLIO


INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:



TEMPLETON DEVELOPING MARKETS SECURITIES FUND


INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.


TEMPLETON FOREIGN SECURITIES FUND


INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth.



MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)



Met Investors Series Trust is managed by Met Investors Advisory, LLC. which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or Class A, as noted, portfolios are available under the contract:


MET/AIM CAPITAL APPRECIATION PORTFOLIO (CLASS A)


SUBADVISER: AIM Capital Management, Inc.



INVESTMENT OBJECTIVE: The Met/AIM Capital Appreciation Portfolio seeks long-term growth of capital.



MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: AIM Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


CYCLICAL GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: Gallatin Asset Management, Inc.


INVESTMENT OBJECTIVE: The Cyclical Growth and Income ETF Portfolio seeks growth of capital and income.

CYCLICAL GROWTH ETF PORTFOLIO


SUBADVISER: Gallatin Asset Management, Inc.


INVESTMENT OBJECTIVE: The Cyclical Growth ETF Portfolio seeks growth of capital.



LEGG MASON AGGRESSIVE GROWTH PORTFOLIO (formerly Janus Aggressive Growth Portfolio)


SUBADVISER: ClearBridge Advisors, LLC (formerly Janus Capital Management LLC)


INVESTMENT OBJECTIVE: The Legg Mason Aggressive Growth Portfolio seeks long-term growth of capital.



LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.



LORD ABBETT MID-CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: MFS (Reg. TM) Investment Management


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO


SUBADVISER: Putnam Investment Management, LLC


INVESTMENT OBJECTIVE: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small and mid-sized companies.


T. ROWE PRICE MID-CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC.


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


VAN KAMPEN MID-CAP GROWTH PORTFOLIO (formerly Lord Abbett Growth Opportunities Portfolio)


SUBADVISER: Morgan Stanley Investment Management Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Van Kampen Mid-Cap Growth Portfolio seeks capital appreciation.


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO


SUBADVISER: BlackRock Advisors, Inc.


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK MONEY MARKET PORTFOLIO


SUBADVISER: BlackRock Advisors, Inc.


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


BLACKROCK STRATEGIC VALUE PORTFOLIO


SUBADVISER:BlackRock Advisors, Inc.


INVESTMENT OBJECTIVE: The BlackRock Strategic Value Portfolio seeks a high total return, consisting principally of captial appreciation.


CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO


SUBADVISER: Capital Guardian Trust Company


INVESTMENT OBJECTIVE: The Capital Guardian U.S. Equity Portfolio seeks long-term growth of capital.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L. P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


FI INTERNATIONAL STOCK PORTFOLIO


SUBADVISER: Fidelity Management & Research Company


INVESTMENT OBJECTIVE: The FI International Stock Portfolio seeks long-term growth of capital.


FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Franklin Templeton Small Cap Growth Portfolio seeks long-term capital growth.


JENNISON GROWTH PORTFOLIO


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


METLIFE STOCK INDEX PORTFOLIO


SUBADVISER: Metropolitan Life Insurance Company


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.


T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (formerly, Salomon Brothers Strategic Bond Opportunities Portfolio)


SUBADVISER: Western Asset Management Company (formerly, Salomon Brothers Asset Management Inc)


INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)



PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


PIMCO VIT HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The High Yield Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or if unrated, determined by PIMCO to be of comparable quality.


PIMCO VIT LOW DURATION PORTFOLIO


INVESTMENT OBJECTIVE: The Low Duration Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PIMCO VIT STOCKSPLUS GROWTH AND INCOME PORTFOLIO


INVESTMENT OBJECTIVE: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.


PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:


PUTNAM VT GROWTH AND INCOME FUND


INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income.


PUTNAM VT VISTA FUND



INVESTMENT OBJECTIVE: The Fund seeks capital appreciation.


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios and Met Investors Series Trust - MetLife Asset Allocation Program Portfolios listed above, the following Class B portfolios are also available under the contract:


STRATEGIC GROWTH AND INCOME PORTFOLIO


SUBADVISER: Gallatin Asset Management, Inc.


INVESTMENT OBJECTIVE: The Strategic Growth and Income Portfolio seeks both growth of capital and income where growth takes precedence over income.

STRATEGIC CONSERVATIVE GROWTH PORTFOLIO


SUBADVISER: Gallatin Asset Management, Inc.


INVESTMENT OBJECTIVE: The Strategic Conservative Growth Portfolio seeks primarily growth of capital with a level of risk expected to be less than that of an investor fully invested in stocks.


STRATEGIC GROWTH PORTFOLIO


SUBADVISER: Gallatin Asset Management, Inc.


INVESTMENT OBJECTIVE: The Strategic Growth Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                12000                   2000                  10000                10000
    2                                        2000                   8095                 8095
    3                                        2000                   6172                 6172
    4                 6000                   3000                   9230                 3230               6000
    5                                        3000                   6309                  261               6048
    6                                        3000                   3359                    0               3359
    7                                        3000                    386                    0                386
    8                                         389                      0                    0                  0
    9                                           0                      0                    0                  0
   10                                           0                      0                    0                  0
   11                                           0                      0                    0                  0
   12                                           0                      0                    0                  0
   13                                           0                      0                    0                  0
   14                                           0                      0                    0                  0
   15                                           0                      0                    0                  0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                24000                   2000                  22000                22000
    2                                        2000                  20209                20209
    3                                        2000                  18401                18401
    4                                        2000                  16575                16575
    5                                        2000                  14732                14732
    6                12000                   3000                  23872                11872              12000
    7                                        3000                  21801                 8985              12096
    8                                        3000                  18262                 6070              12192
    9                                        3000                  15417                 3128              12289
   10                                        3000                  12545                  157              12387
   11                                        3000                   9645                    0               9645
   12                                        3000                   6722                    0               6722
   13                                        3000                   3776                    0               3776
   14                                        3000                    806                    0                806
   15                                         812                      0                    0                  0

APPENDIX D


GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.


(1) THE 5% ANNUAL INCREASE AMOUNT



    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------



    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Determining your guaranteed lifetime income stream
    --------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(2) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")



    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------



    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]

  Determining your guaranteed lifetime income stream
  --------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(3) PUTTING IT ALL TOGETHER


    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]







(4) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS


    Initial purchase payment is $100,000. Assume that no withdrawals are taken.
      Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effect of exercising the Guaranteed Principal Option:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(5) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

     GMIB PLUS


Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 85th birthday. Also, please note:


   (1) THE 10-YEAR WAITING PERIOD TO ANNUITIZE THE CONTRACT UNDER THE GUARANTEED MINIMUM INCOME BENEFIT REMAINS AT THE 17TH CONTRACT ANNIVERSARY (10 YEARS FROM THE DATE OF THE LAST OPTIONAL RESET);


   (2) THE GMIB PLUS RIDER CHARGE REMAINS AT ITS CURRENT LEVEL; AND


   (3) THE GUARANTEED PRINCIPAL OPTION CAN STILL BE ELECTED ON THE 10TH CONTRACT ANNIVERSARY.


[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.


A.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


C.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x

$10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


E.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

    Annual Benefit      Cumulative       Account       Benefit
        Payment         Withdrawals       Value         Base
        -------         -----------      -------       -------
 0            0                0         100,000       105,000
 1        7,350            7,350          85,000        97,650
 2        7,350            7,350          68,000        90,300
 3        7,350            7,350          50,000        82,950
 4        7,350            7,350          42,650        75,600
 5        7,350            7,350          35,300        68,250
 6        7,350            7,350          27,950        60,900
 7        7,350            7,350          20,600        53,550
 8        7,350            7,350          13,250        46,200
 9        7,350            7,350           5,900        38,850
10        7,350            7,350               0        31,500
11        7,350            7,350               0        24,150
12        7,350            7,350               0        16,800
13        7,350            7,350               0         9,450
14        7,350            7,350               0         2,100
15        2,100            2,100               0             0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                             [CHART]

         Annual Benefit   Cumulative      Account     Benefit
            Payment       Withdrawals      Value       Base
            -------       -----------     -------     -------
 0             $0              $0        $100,000    $105,000
 1          7,350           7,350          85,000      97,650
 2          7,350           7,350          68,000      90,300
 3          7,350           7,350          50,000      82,950
 4          7,350          10,000          40,000      40,000
 5          2,800           2,800          37,200      37,200
 6          2,800           2,800          34,400      34,400
 7          2,800           2,800          31,600      31,600
 8          2,800           2,800          28,800      28,800
 9          2,800           2,800          26,000      26,000
10          2,800           2,800          23,200      23,200
11          2,800           2,800          20,400      20,400
12          2,800           2,800          17,600      17,600
13          2,800           2,800          14,800      14,800
14          2,800           2,800          12,000      12,000
15          2,800           2,800           9,200       9,200
16          2,800           2,800           6,400       6,400
17          2,800           2,800           3,600       3,600
18          2,800           2,800             800         800


F. How the Optional Reset Works If Elected on the 5th Contract Anniversary (may be elected prior to age 86) - GWB I


Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.


The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

              Annual Benefit     Cumulative          Account
                Payment         Withdrawals           Value
              --------------    -----------          -------
 1              $ 7,350.00      $  7,350.00         $105,000.00
 2                7,350.00        14,700.00          125,000.00
 3                7,350.00        22,050.00          130,000.00
 4                7,350.00        29,400.00          145,000.00
 5                7,350.00        36,750.00          185,000.00
 6               13,709.50        50,459.50          195,850.00
 7               13,709.50        64,169.00          175,000.00
 8               13,709.50        77,878.50          185,200.00
 9               13,709.50        91,588.00          189,300.00
10               13,709.50       105,297.50          205,200.00
11               17,534.16       122,831.70          250,488.00
12               17,534.16       140,365.80          260,322.00
13               17,534.16       157,900.00          245,000.00
14               17,534.16       175,434.10          285,000.00
15               17,534.16       192,968.30          315,000.00
16               27,651.12       220,619.40          395,016.00
17               27,651.12       248,270.50          410,100.00
18               27,651.12       275,921.70          425,200.00
19               27,651.12       303,572.80          420,200.00
20               27,651.12       331,223.90          452,000.00

G. How the Optional Reset Works If Elected on the 3rd Contract Anniversary (may be elected prior to age 86) - ENHANCED GWB



Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.


                       [CHART]

      Annual
     Benefit     Cumulative     Account
     Payment     Withdrawls      Value
     -------     ----------     -------
1      7350          7350       105000
2      7350         14700       125000
3      7350         22050       130000
4     10385         32435       148350
5     10385         42819       185000
6     10385         53204       195000
7     12590         65794       179859
8     12590         78384       210000
9     12590         90974       223000
10    19781        110755       282582
11    19781        130535       270000
12    19781        150316       278000
13        0             0       315000



H. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).


Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

I.   Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


                    [CHART]

  Annual
  Benefit    Cummulative     Account       Benefit
  Payment    Withdrawals      Value         Base
  --------   ------------   ---------    ---------
   $7,350     $7,350        $100,000     $105,000
    7,350     14,700          73,000       97,650
    7,350     22,050          52,750       90,300
    7,350     29,400        37,562.5       82,950
    7,350     36,750       26,171.88       75,600
    7,350     44,100       17,628.91       68,250
    7,350     51,450       11,221.68       60,900
    7,350     58,800        6,416.26       53,550
    7,350     66,150       2,812.195       46,200
    7,350     73,500        109.1461       38,850
    7,350     80,850               0       31,500
    7,350     88,200               0       24,150
    7,350     95,550               0       16,800
    7,350    102,900               0        9,450
    2,100    105,000               0        2,100
        0                                       0

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2007, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2007.


SAI-407MOVAAAB

TABLE OF CONTENTS                                                         PAGE


COMPANY ................................     2
EXPERTS ................................     2
CUSTODIAN ..............................     3
DISTRIBUTION ...........................     3
     Reduction or Elimination of the         4
  Withdrawal Charge
CALCULATION OF PERFORMANCE INFORMATION .     5
     Total Return ......................     5
     Historical Unit Values ............     5
     Reporting Agencies ................     5
ANNUITY PROVISIONS .....................     6
     Variable Annuity ..................     6
     Fixed Annuity .....................     7
     Mortality and Expense Guarantee ...     7
     Legal or Regulatory Restrictions        7
  on Transactions
TAX STATUS OF THE CONTRACTS ............     7
CONDENSED FINANCIAL INFORMATION ........     9
     Class VA ..........................     9
     Class AA ..........................    34
     Class B ...........................    97
FINANCIAL STATEMENTS ...................   127

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




EXPERTS


The consolidated financial statements of MetLife Investors Insurance Company included in this Statement of Additional Information have been audited by [to be filed by amendment], an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of [to be filed by amendment] is [to be filed by amendment].


The financial statements of the sub-accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by [to be filed by amendment], an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of [to be filed by amendment] is [to be filed by amendment].


The consolidated financial statements of General American Life Insurance Company included in this Statement of Additional Information have been audited by [to be filed by amendment], an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of [to be filed by amendment] is [to be filed by amendment].





CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2004             $80,238,318              $0
2005             $76,214,486              $0
2006             $                        $


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2006 ranged from $ to $ . The amount of commissions paid to selected selling firms during 2006 ranged from $ to $ . The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2006 ranged from $ to $ . For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife

Investors Insurance Company of California and MetLife Investors USA Insurance Company).



The following list sets forth the names of selling firms that received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



A.G. Edwards & Sons, Inc.

Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services
Vision Investment Services
Wachovia Securities, LLC



As described in "Investment Options" in the prospectus, certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards & Sons, Inc. ("A.G. Edwards"), we pay to them a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. As a result of these arrangements, A.G. Edwards may have an incentive to recommend to its customers the purchase of the contract for which we pay amounts with respect to the investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and account value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2006, the percentage fees ranged from % to %. For more information about the nature and extent of these fees, you should ask your A.G. Edwards registered representative.



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.

CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, GMIB, GWB or applicable GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services,

Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i)    the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is     the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o  You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s)
requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS VA




                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.852311              101.7956
  01/01/2002    to  12/31/2002       11.852311          8.472945          100,576.3890
  01/01/2003    to  12/31/2003        8.472945         11.602508          251,984.0484
  01/01/2004    to  12/31/2004       11.602508         12.176705          222,465.2874
  01/01/2005    to  12/31/2005       12.176705         13.000440        2,020,100.7834
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998849         11.971801           68,164.9092
  01/01/2005    to  12/31/2005       11.971801         13.285850           50,550.9383
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.935611               10.0000
  01/01/2002    to  12/31/2002       10.935611          8.832552           41,692.4244
  01/01/2003    to  12/31/2003        8.832552         11.755482          329,047.0448
  01/01/2004    to  12/31/2004       11.755482         13.970748          278,119.0263
  01/01/2005    to  12/31/2005       13.970748         15.738453          235,955.9499
============   ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          7.308054               10.0000
  01/01/2002    to  12/31/2002        7.308054          5.200438          163,356.3641
  01/01/2003    to  12/31/2003        5.200438          6.712800          499,474.0790
  01/01/2004    to  12/31/2004        6.712800          7.177933        6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933          8.039394        5,443,794.3614
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  10/09/2001    to  12/31/2001       10.000000         10.991234              107.4006
  01/01/2002    to  12/31/2002       10.991234          9.665975           51,553.2813
  01/01/2003    to  12/31/2003        9.665975         12.026501          215,051.0711
  01/01/2004    to  12/31/2004       12.026501         13.566810          112,538.9080
  01/01/2005    to  12/31/2005       13.566810         14.456870           93,011.5484
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.247260         10.625522                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001    to  12/31/2001       13.960333         13.978494          427,018.4732
  01/01/2002    to  12/31/2002       13.978494         13.705136        1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136         16.103871        2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871         17.176230        1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230         17.191034        3,219,591.4477
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001    to  12/31/2001       39.912615         41.392944          684,910.9575
  01/01/2002    to  12/31/2002       41.392944         33.421284        1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284         43.085314        2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314         47.857828        3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828         48.795052        3,001,774.1986
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          8.381159            1,897.7385
  01/01/2002    to  12/31/2002        8.381159          7.289280          169,447.2031
  01/01/2003    to  12/31/2003        7.289280          9.491245          391,993.5801
  01/01/2004    to  12/31/2004        9.491245         11.189560        2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560         12.850864        3,625,590.6882
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000         10.154282          279,466.3573
  01/01/2002    to  12/31/2002       10.154282         10.122875          703,780.8875
  01/01/2003    to  12/31/2003       10.122875         10.025490          721,421.2419
  01/01/2004    to  12/31/2004       10.025490          9.949131          552,205.4002
  01/01/2005    to  04/30/2005        9.949131          9.962144                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998849         12.833645           74,005.9376
  01/01/2005    to  12/31/2005       12.833645         14.337160        1,826,252.7164
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          8.466912            5,396.7401
  01/01/2002    to  12/31/2002        8.466912          6.283863          353,728.6374
  01/01/2003    to  12/31/2003        6.283863          7.964318          954,155.5766
  01/01/2004    to  12/31/2004        7.964318          8.356218        1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218          8.628835        1,478,265.5863
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.435925         373,281.0023
  01/01/2004    to  12/31/2004       10.435925         11.217736         323,231.2589
  01/01/2005    to  12/31/2005       11.217736         11.215657         249,551.0117
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000         10.536235           4,043.6868
  01/01/2002    to  12/31/2002       10.536235         11.355362       1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362         11.679662       4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662         12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485         12.190831       8,039,498.1810
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          8.065922             474.1758
  01/01/2002    to  12/31/2002        8.065922          6.298411          67,255.8145
  01/01/2003    to  12/31/2003        6.298411          7.722500         129,839.2155
  01/01/2004    to  11/19/2004        7.722500          7.933271          98,582.4984
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          6.093409           1,206.5909
  01/01/2002    to  12/31/2002        6.093409          2.960358          38,949.8836
  01/01/2003    to  12/31/2003        2.960358          4.599830          93,607.8383
  01/01/2004    to  12/31/2004        4.599830          4.340121         133,296.5977
  01/01/2005    to  12/31/2005        4.340121          4.751414          97,427.3833
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          8.236645           2,342.3926
  01/01/2002    to  12/31/2002        8.236645          4.545270         267,097.9707
  01/01/2003    to  12/31/2003        4.545270          6.124338       1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338          7.115346       3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346          8.043025       3,405,275.2625
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.232502         104,943.1029
  01/01/2003    to  12/31/2003        8.232502         11.480838         384,019.0128
  01/01/2004    to  12/31/2004       11.480838         14.321488         434,544.6311
  01/01/2005    to  12/31/2005       14.321488         16.308935         459,884.6753
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998849         11.115049          58,953.3770
  01/01/2005    to  12/31/2005       11.115049         12.205834          36,182.3091
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998849         10.475896         751,080.0917
============   ==== ==========       =========         =========       ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.962131         10.067108         652,838.7189
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001                             to  12/31/2001       10.197594         10.156586           7,447.8775
   01/01/2002                             to  12/31/2002       10.156586          8.357717         735,007.2177
   01/01/2003                             to  12/31/2003        8.357717         10.774657       3,185,276.8997
   01/01/2004                             to  12/31/2004       10.774657         11.914458       5,312,009.6480
   01/01/2005                             to  12/31/2005       11.914458         12.940186       4,852,874.0005
=============                            ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       10.164480         11.947753           3,501.8144
   01/01/2002                             to  12/31/2002       11.947753         10.713489         250,884.8030
   01/01/2003                             to  12/31/2003       10.713489         13.979999         631,685.3062
   01/01/2004                             to  12/31/2004       13.979999         15.115774         372,608.1757
   01/01/2005                             to  12/31/2005       15.115774         16.353241         284,463.7173
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          7.628086         206,625.6860
   01/01/2003                             to  12/31/2003        7.628086          9.755498         395,492.1308
   01/01/2004                             to  12/31/2004        9.755498         10.479270       1,028,049.0500
   01/01/2005                             to  12/31/2005       10.479270         11.732904       1,115,239.5596
=============                            ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                             to  12/31/2001       10.000000         10.849814              10.0000
   01/01/2002                             to  12/31/2002       10.849814          8.289818          50,415.3744
   01/01/2003                             to  12/31/2003        8.289818         10.453078         138,425.1784
   01/01/2004                             to  12/31/2004       10.453078         11.366871         155,225.8687
   01/01/2005                             to  12/31/2005       11.366871         11.701349         275,851.6003
=============                            ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005       15.802857         15.786672               0.0000
=============                            ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004       10.302502         10.691554         161,944.5679
   01/01/2005                             to  12/31/2005       10.691554         11.637720         402,476.4088
=============                            ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004       10.102642         10.395455         831,249.1760
   01/01/2005                             to  12/31/2005       10.395455         10.981407       1,176,255.1053
=============                            ==== ==========       =========         =========       ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                            ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                           UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                            BEGINNING OF         END OF         OUTSTANDING AT
                                                               PERIOD            PERIOD          END OF PERIOD
                                                          ---------------   ---------------   ------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                            to  12/31/2004        9.942753         10.111501           35,254.9066
   01/01/2005                            to  12/31/2005       10.111501         10.418004           74,565.6991
=============                           ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                            to  12/31/2004       10.242545         10.606431        1,222,106.7100
   01/01/2005                            to  12/31/2005       10.606431         11.413760        1,641,662.9566
=============                           ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                            to  12/31/2004       10.012704         10.231750          341,376.9131
   01/01/2005                            to  12/31/2005       10.231750         10.676378          487,950.4959
=============                           ==== ==========       =========         =========        ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.594771         101,789.1310
  01/01/2004    to  12/31/2004       11.594771         12.156391         181,381.7200
  01/01/2005    to  12/31/2005       12.156391         12.965826         243,909.2927
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998767         11.963775          81,029.1819
  01/01/2005    to  12/31/2005       11.963775         13.263723          67,021.5141
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.751972         11.747643         203,718.1899
  01/01/2004    to  12/31/2004       11.747643         13.947450         330,720.9429
  01/01/2005    to  12/31/2005       13.947450         15.696557         264,254.2297
============   ==== ==========       =========         =========         ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        5.505944          6.708323         222,718.3005
  01/01/2004    to  12/31/2004        6.708323          7.165960         357,322.6776
  01/01/2005    to  12/31/2005        7.165960          8.017990         266,399.2212
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        9.728989         12.018475         104,792.3304
  01/01/2004    to  12/31/2004       12.018475         13.544176         100,475.2295
  01/01/2005    to  12/31/2005       13.544176         14.418376          85,037.4061
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.247064         10.623775               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.697264         16.093112         211,011.3048
  01/01/2004    to  12/31/2004       16.093112         17.147561         305,895.0429
  01/01/2005    to  12/31/2005       17.147561         17.145239         406,319.8207
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.555426         43.056580         105,889.9724
  01/01/2004    to  12/31/2004       43.056580         47.778007         272,199.5771
  01/01/2005    to  12/31/2005       47.778007         48.665131         364,471.4972
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.334391          9.484912          63,518.9551
  01/01/2004    to  12/31/2004        9.484912         11.170897         341,872.9895
  01/01/2005    to  12/31/2005       11.170897         12.812338         466,828.0333
============   ==== ==========       =========         =========         ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.096666         10.018792           20,560.5195
  01/01/2004    to  12/31/2004       10.018792          9.932521           35,261.8340
  01/01/2005    to  04/30/2005        9.932521          9.942272                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998767         12.825046           57,826.5984
  01/01/2005    to  12/31/2005       12.825046         14.313282          167,563.8515
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.545686          7.959003          435,309.9796
  01/01/2004    to  12/31/2004        7.959003          8.342276          587,746.6856
  01/01/2005    to  12/31/2005        8.342276          8.605857          491,941.5275
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.428951          208,403.6787
  01/01/2004    to  12/31/2004       10.428951         11.199010          333,734.5719
  01/01/2005    to  12/31/2005       11.199010         11.185776          245,887.4780
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.613154         11.671860          216,705.1423
  01/01/2004    to  12/31/2004       11.671860         12.070302          627,605.8901
  01/01/2005    to  12/31/2005       12.070302         12.158353        1,222,596.5719
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.425734          7.717350           51,357.6159
  01/01/2004    to  11/19/2004        7.717350          7.920970           65,927.5792
============   ==== ==========       =========         =========        ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.305316          4.596762           57,682.0975
  01/01/2004    to  12/31/2004        4.596762          4.332878          158,601.5780
  01/01/2005    to  12/31/2005        4.332878          4.738761          128,111.3649
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.758231          6.120250          238,664.7558
  01/01/2004    to  12/31/2004        6.120250          7.103474          404,278.9055
  01/01/2005    to  12/31/2005        7.103474          8.021608          740,632.1901
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.471513         11.473181          190,034.4271
  01/01/2004    to  12/31/2004       11.473181         14.297607          260,661.2046
  01/01/2005    to  12/31/2005       14.297607         16.265528          248,109.4350
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998767         11.107592           75,698.8428
  01/01/2005    to  12/31/2005       11.107592         12.185496           54,515.3652
============   ==== ==========       =========         =========        ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005                             to  12/31/2005        9.998767         10.468869         253,637.4236
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.942177         10.040284          44,106.0766
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                             to  12/31/2003        8.556367         10.767472         301,859.8019
   01/01/2004                             to  12/31/2004       10.767472         11.894586         898,607.9162
   01/01/2005                             to  12/31/2005       11.894586         12.905737       1,334,449.9423
=============                            ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003       10.939577         13.970674         181,221.6502
   01/01/2004                             to  12/31/2004       13.970674         15.090555         201,829.8595
   01/01/2005                             to  12/31/2005       15.090555         16.309697         162,301.6846
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003        8.069248          9.748996         184,686.4410
   01/01/2004                             to  12/31/2004        9.748996         10.461794         351,174.6091
   01/01/2005                             to  12/31/2005       10.461794         11.701673         432,162.4161
=============                            ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003        8.627802         10.446114          33,598.5591
   01/01/2004                             to  12/31/2004       10.446114         11.347920          47,054.0466
   01/01/2005                             to  12/31/2005       11.347920         11.668631          53,308.9901
=============                            ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005       15.637653         15.611281               0.0000
=============                            ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004       10.301967         10.689858         421,246.8073
   01/01/2005                             to  12/31/2005       10.689858         11.624285         671,847.5492
=============                            ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004       10.102117         10.393805         970,270.4330
   01/01/2005                             to  12/31/2005       10.393805         10.968727       2,296,557.3085
=============                            ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004        9.942236         10.109895          33,717.2283
   01/01/2005                             to  12/31/2005       10.109895         10.405971         186,722.7115
=============                            ==== ==========       =========         =========       ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                           ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                          UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                           BEGINNING OF         END OF          OUTSTANDING AT
                                                              PERIOD            PERIOD          END OF PERIOD
                                                         ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                           to  12/31/2004       10.242012         10.604748         2,194,115.3170
   01/01/2005                           to  12/31/2005       10.604748         11.400582         4,389,622.7490
=============                          ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                           to  12/31/2004       10.012183         10.230125           243,784.2306
   01/01/2005                           to  12/31/2005       10.230125         10.664048           642,215.0283
=============                          ==== ==========       =========         =========         ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.848284               10.0000
  01/01/2002    to  12/31/2002       11.848284          8.457339           13,481.4115
  01/01/2003    to  12/31/2003        8.457339         11.563798          248,139.8511
  01/01/2004    to  12/31/2004       11.563798         12.117839          309,357.5264
  01/01/2005    to  12/31/2005       12.117839         12.918267          611,055.3073
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         11.959762          144,699.6155
  01/01/2005    to  12/31/2005       11.959762         13.252669          356,825.1071
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.931888               10.0000
  01/01/2002    to  12/31/2002       10.931888          8.816298            7,885.7136
  01/01/2003    to  12/31/2003        8.816298         11.716282          396,562.3124
  01/01/2004    to  12/31/2004       11.716282         13.903248          470,431.2235
  01/01/2005    to  12/31/2005       13.903248         15.639015          633,028.4390
============   ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        7.791070          7.299489               12.8346
  01/01/2002    to  12/31/2002        7.299489          5.186539           26,934.7562
  01/01/2003    to  12/31/2003        5.186539          6.684840          539,599.5008
  01/01/2004    to  12/31/2004        6.684840          7.137295        1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295          7.981937        1,384,841.4148
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  10/09/2001    to  12/31/2001       10.000000         10.987487              351.9871
  01/01/2002    to  12/31/2002       10.987487          9.648180           16,255.1477
  01/01/2003    to  12/31/2003        9.648180         11.986389          218,443.2789
  01/01/2004    to  12/31/2004       11.986389         13.501246          161,115.3461
  01/01/2005    to  12/31/2005       13.501246         14.365513          137,230.5751
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246967         10.622902            1,563.1764
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001    to  12/31/2001       13.959643         13.962133           60,578.8834
  01/01/2002    to  12/31/2002       13.962133         13.668578          163,746.8930
  01/01/2003    to  12/31/2003       13.668578         16.036858          631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057          619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231          823,466.2222
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001    to  12/31/2001       39.910653         41.344503           54,492.9747
  01/01/2002    to  12/31/2002       41.344503         33.332049          194,321.1339
  01/01/2003    to  12/31/2003       33.332049         42.905952          529,074.4655
  01/01/2004    to  12/31/2004       42.905952         47.587002          641,545.3822
  01/01/2005    to  12/31/2005       47.587002         48.446417          598,261.6716
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.739813          8.371336              631.1459
  01/01/2002    to  12/31/2002        8.371336          7.269814           21,102.0210
  01/01/2003    to  12/31/2003        7.269814          9.451731          189,888.3063
  01/01/2004    to  12/31/2004        9.451731         11.126240          651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052          854,981.1071
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.041941         10.142360           28,734.3085
  01/01/2002    to  12/31/2002       10.142360         10.095827           59,880.7593
  01/01/2003    to  12/31/2003       10.095827          9.983712          273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782           95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         12.820747          119,020.1155
  01/01/2005    to  12/31/2005       12.820747         14.301354          452,914.3448
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.580057          8.456989            3,011.0348
  01/01/2002    to  12/31/2002        8.456989          6.267067           56,679.2938
  01/01/2003    to  12/31/2003        6.267067          7.931148          963,327.7346
  01/01/2004    to  12/31/2004        7.931148          8.308913        1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913          8.567167          815,998.7769
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.425465          504,998.3737
  01/01/2004    to  12/31/2004       10.425465         11.189656          579,707.9113
  01/01/2005    to  12/31/2005       11.189656         11.170860          470,076.5019
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.075368         10.523893           10,106.4829
  01/01/2002    to  12/31/2002       10.523893         11.325063          260,508.6670
  01/01/2003    to  12/31/2003       11.325063         11.631034        1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034         12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714        1,800,783.2773
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.189391          8.056476               12.2103
  01/01/2002    to  12/31/2002        8.056476          6.281590           22,643.8258
  01/01/2003    to  12/31/2003        6.281590          7.690349           95,392.7350
  01/01/2004    to  11/19/2004        7.690349          7.889764          121,982.2592
============   ==== ==========       =========         =========        ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/02/2001    to  12/31/2001        6.761984          6.086250               14.7878
  01/01/2002    to  12/31/2002        6.086250          2.952425            2,522.2482
  01/01/2003    to  12/31/2003        2.952425          4.580635           75,570.8187
  01/01/2004    to  12/31/2004        4.580635          4.315511          223,112.6920
  01/01/2005    to  12/31/2005        4.315511          4.717416          188,547.0776
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        7.615300          8.226988               13.1308
  01/01/2002    to  12/31/2002        8.226988          4.533110           39,837.4725
  01/01/2003    to  12/31/2003        4.533110          6.098811          776,150.9781
  01/01/2004    to  12/31/2004        6.098811          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.224231           11,714.2415
  01/01/2003    to  12/31/2003        8.224231         11.452136          399,465.3662
  01/01/2004    to  12/31/2004       11.452136         14.264232          484,902.9181
  01/01/2005    to  12/31/2005       14.264232         16.219476          566,572.8777
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         11.103863          119,838.9659
  01/01/2005    to  12/31/2005       11.103863         12.175337          112,476.1212
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998726         10.465357          163,450.0515
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900743          9.995128          664,675.9490
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092         10.144691              817.0770
  01/01/2002    to  12/31/2002       10.144691          8.335400           86,927.9948
  01/01/2003    to  12/31/2003        8.335400         10.729806          999,530.5962
  01/01/2004    to  12/31/2004       10.729806         11.847038        1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038         12.847742        1,870,220.8107
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163981         11.933782            1,523.0758
  01/01/2002    to  12/31/2002       11.933782         10.684902           42,894.0497
  01/01/2003    to  12/31/2003       10.684902         13.921813          479,429.6843
  01/01/2004    to  12/31/2004       13.921813         15.030239          577,898.4740
  01/01/2005    to  12/31/2005       15.030239         16.236413          400,291.0627
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.620419           34,476.1308
  01/01/2003    to  12/31/2003        7.620419          9.731099          383,417.5333
  01/01/2004    to  12/31/2004        9.731099         10.437354          495,225.7035
  01/01/2005    to  12/31/2005       10.437354         11.668521          447,702.0184
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.846117               10.0000
  01/01/2002    to  12/31/2002       10.846117          8.274548            4,899.8931
  01/01/2003    to  12/31/2003        8.274548         10.418203          151,306.7151
  01/01/2004    to  12/31/2004       10.418203         11.311929          240,637.9726
  01/01/2005    to  12/31/2005       11.311929         11.627388          229,626.4664
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005       15.555699         15.524317              590.2826
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.301699         10.689009          716,752.1926
  01/01/2005    to  12/31/2005       10.689009         11.617570          750,229.0859
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.101854         10.392980        2,816,675.1410
  01/01/2005    to  12/31/2005       10.392980         10.962390        5,274,938.1462
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.941977         10.109092          156,250.0675
  01/01/2005    to  12/31/2005       10.109092         10.399957          513,441.3181
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.241746         10.603907        2,640,646.2190
  01/01/2005    to  12/31/2005       10.603907         11.393996        5,439,760.9416
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.011923         10.229313          885,476.6904
  01/01/2005    to  12/31/2005       10.229313         10.657886        1,548,912.2565
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.673777         11.538078         728,480.7931
  01/01/2004    to  12/31/2004       11.538078         12.078766         635,631.1567
  01/01/2005    to  12/31/2005       12.078766         12.863783         950,432.5565
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         11.951741         188,983.5826
  01/01/2005    to  12/31/2005       11.951741         13.230588         192,469.8754
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.717888         11.690181         890,875.6228
  01/01/2004    to  12/31/2004       11.690181         13.858377         689,649.6331
  01/01/2005    to  12/31/2005       13.858377         15.573010         541,506.2615
============   ==== ==========       =========         =========       ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        5.476897          6.666256       1,444,785.3500
  01/01/2004    to  12/31/2004        6.666256          7.110320       2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320          7.943847       1,857,327.7344
============   ==== ==========       =========         =========       ==============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        9.691127         11.959724         728,304.0743
  01/01/2004    to  12/31/2004       11.959724         13.457712         472,313.4662
  01/01/2005    to  12/31/2005       13.457712         14.304925         355,196.8526
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246771         10.621157               0.0000
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.619851         15.992320       1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558       1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823       1,399,447.2204
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.373285         42.786777       1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777         47.407274       1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274         48.215337       1,315,097.2795
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.295738          9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479         11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222         12.698204       1,644,548.8198
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.043451          9.955999         890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432         509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283           3,411.3696
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         12.812153         166,923.8607
  01/01/2005    to  12/31/2005       12.812153         14.277527         535,190.5442
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.511163          7.909106       2,898,933.3130
  01/01/2004    to  12/31/2004        7.909106          8.277517       2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517          8.526290       1,927,136.5714
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.418489       1,218,441.4730
  01/01/2004    to  12/31/2004       10.418489         11.170963         852,071.8889
  01/01/2005    to  12/31/2005       11.170963         11.141080         579,488.0413
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.551987         11.598744       3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744         11.976661       2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993       2,864,523.5732
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.391861          7.668982         574,092.5202
  01/01/2004    to  11/19/2004        7.668982          7.860884         411,757.7047
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.287861          4.567923         384,195.3425
  01/01/2004    to  12/31/2004        4.567923          4.299219         486,242.6251
  01/01/2005    to  12/31/2005        4.299219          4.694924         368,658.4428
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.733129          6.081870       2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322       1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436       1,739,314.5771
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.450339         11.433062       1,022,632.1470
  01/01/2004    to  12/31/2004       11.433062         14.226210         749,621.5910
  01/01/2005    to  12/31/2005       14.226210         16.160130         675,892.4241
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         11.096411         160,260.3155
  01/01/2005    to  12/31/2005       11.096411         12.155042         124,124.2139
============   ==== ==========       =========         =========       ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005                             to  12/31/2005        9.998644         10.458340         233,041.5843
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.860067          9.947469         573,196.9846
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                             to  12/31/2003        8.511268         10.699997       2,837,066.7900
   01/01/2004                             to  12/31/2004       10.699997         11.802287       3,113,698.1630
   01/01/2005                             to  12/31/2005       11.802287         12.786459       3,101,670.2116
=============                            ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003       10.881938         13.883167       1,602,593.0700
   01/01/2004                             to  12/31/2004       13.883167         14.973492       1,026,421.6470
   01/01/2005                             to  12/31/2005       14.973492         16.158995         867,876.2326
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003        8.049062          9.714878       1,062,291.4680
   01/01/2004                             to  12/31/2004        9.714878         10.409513         892,343.7227
   01/01/2005                             to  12/31/2005       10.409513         11.625804         816,190.2397
=============                            ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003        8.594198         10.395014         529,148.8849
   01/01/2004                             to  12/31/2004       10.395014         11.275442         537,950.0067
   01/01/2005                             to  12/31/2005       11.275442         11.578333         515,068.8129
=============                            ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005       15.393136         15.351902               0.0000
=============                            ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004       10.301164         10.687313         777,671.6506
   01/01/2005                             to  12/31/2005       10.687313         11.604154         899,364.1233
=============                            ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004       10.101328         10.391330       3,996,359.1880
   01/01/2005                             to  12/31/2005       10.391330         10.949726       5,127,061.1608
=============                            ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004        9.941459         10.107486         179,571.4468
   01/01/2005                             to  12/31/2005       10.107486         10.387940         619,534.0776
=============                            ==== ==========       =========         =========       ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                           ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                          UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                           BEGINNING OF         END OF          OUTSTANDING AT
                                                              PERIOD            PERIOD          END OF PERIOD
                                                         ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                           to  12/31/2004       10.241214         10.602224         3,727,116.6000
   01/01/2005                           to  12/31/2005       10.602224         11.380836         5,704,736.6098
=============                          ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                           to  12/31/2004       10.011402         10.227688         1,174,171.0680
   01/01/2005                           to  12/31/2005       10.227688         10.645573         1,733,038.4828
=============                          ==== ==========       =========         =========         ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.575448         303,307.8198
  01/01/2004    to  12/31/2004       11.575448         12.105739         468,862.0298
  01/01/2005    to  12/31/2005       12.105739         12.879664         362,246.6080
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         11.943726         200,639.3919
  01/01/2005    to  12/31/2005       11.943726         13.208544         307,360.8379
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.751972         11.728055         502,035.9448
  01/01/2004    to  12/31/2004       11.728055         13.889348         733,353.6073
  01/01/2005    to  12/31/2005       13.889348         15.592262         643,962.4400
============   ==== ==========       =========         =========         ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        5.505944          6.697139         707,471.8090
  01/01/2004    to  12/31/2004        6.697139          7.136100         781,225.4021
  01/01/2005    to  12/31/2005        7.136100          7.964706         525,101.1448
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        9.728989         11.998433         263,550.1272
  01/01/2004    to  12/31/2004       11.998433         13.487739         224,052.4404
  01/01/2005    to  12/31/2005       13.487739         14.322557         160,332.2470
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246575         10.619411               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.697264         16.066264         652,133.2433
  01/01/2004    to  12/31/2004       16.066264         17.076098         685,346.9420
  01/01/2005    to  12/31/2005       17.076098         17.031269         537,149.8991
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.555426         42.984805         334,537.2375
  01/01/2004    to  12/31/2004       42.984805         47.578964         429,989.9089
  01/01/2005    to  12/31/2005       47.578964         48.341721         351,515.8593
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.334391          9.469098         216,291.5659
  01/01/2004    to  12/31/2004        9.469098         11.124362         522,437.5979
  01/01/2005    to  12/31/2005       11.124362         12.727210         405,795.7495
============   ==== ==========       =========         =========         ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.096666         10.002057         107,542.8246
  01/01/2004    to  12/31/2004       10.002057          9.891100         253,746.9493
  01/01/2005    to  04/30/2005        9.891100          9.892743               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         12.803566         163,702.3876
  01/01/2005    to  12/31/2005       12.803566         14.253740         136,325.5664
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.545686          7.945738       1,199,037.8673
  01/01/2004    to  12/31/2004        7.945738          8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522          8.548668         994,431.8974
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.411529         736,447.3370
  01/01/2004    to  12/31/2004       10.411529         11.152314         986,886.9436
  01/01/2005    to  12/31/2005       11.152314         11.111391         778,414.1933
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.613154         11.652364         706,866.7231
  01/01/2004    to  12/31/2004       11.652364         12.019969         763,670.5952
  01/01/2005    to  12/31/2005       12.019969         12.077499         699,133.5903
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.425734          7.704481         135,372.7607
  01/01/2004    to  11/19/2004        7.704481          7.890285         166,048.9595
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.305316          4.589108         136,427.2265
  01/01/2004    to  12/31/2004        4.589108          4.314826         312,990.2164
  01/01/2005    to  12/31/2005        4.314826          4.707273         199,315.4728
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.758231          6.110051         711,884.3786
  01/01/2004    to  12/31/2004        6.110051          7.073886         539,705.6911
  01/01/2005    to  12/31/2005        7.073886          7.968314         522,229.9930
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.471513         11.454065         510,324.5346
  01/01/2004    to  12/31/2004       11.454065         14.238069         658,400.3957
  01/01/2005    to  12/31/2005       14.238069         16.157491         582,506.2236
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         11.088963         163,554.1683
  01/01/2005    to  12/31/2005       11.088963         12.134782         122,346.8702
============   ==== ==========       =========         =========       ==============

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005                             to  12/31/2005        9.998562         10.451325           22,966.7521
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.892445          9.973519          458,380.6783
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                             to  12/31/2003        8.556367         10.749521          812,394.0970
   01/01/2004                             to  12/31/2004       10.749521         11.845032        1,387,014.0070
   01/01/2005                             to  12/31/2005       11.845032         12.819984        1,232,480.4169
=============                            ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003       10.939577         13.947388          619,951.3971
   01/01/2004                             to  12/31/2004       13.947388         15.027679          769,904.3927
   01/01/2005                             to  12/31/2005       15.027679         16.201314          750,785.7937
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003        8.069248          9.732750          509,533.6949
   01/01/2004                             to  12/31/2004        9.732750         10.418212          663,087.6564
   01/01/2005                             to  12/31/2005       10.418212         11.623927          515,598.7796
=============                            ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003        8.627802         10.428700          163,727.6214
   01/01/2004                             to  12/31/2004       10.428700         11.300646          287,263.4410
   01/01/2005                             to  12/31/2005       11.300646         11.591091          396,623.4327
=============                            ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005       15.232212         15.181339              490.4303
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004       10.300629         10.685617          496,059.1309
   01/01/2005                             to  12/31/2005       10.685617         11.590752          933,205.2691
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004       10.100803         10.389680        3,598,348.2350
   01/01/2005                             to  12/31/2005       10.389680         10.937077        7,366,079.1747
=============                            ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                             to  12/31/2004        9.940942         10.105881           89,756.6426
   01/01/2005                             to  12/31/2005       10.105881         10.375938          551,207.4189
=============                            ==== ==========       =========         =========        ==============

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                           ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                          UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                           BEGINNING OF         END OF          OUTSTANDING AT
                                                              PERIOD            PERIOD          END OF PERIOD
                                                         ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                           to  12/31/2004       10.240681         10.600541         3,639,293.8540
   01/01/2005                           to  12/31/2005       10.600541         11.367691         6,735,952.1977
=============                          ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                           to  12/31/2004       10.010881         10.226064         1,315,354.3950
   01/01/2005                           to  12/31/2005       10.226064         10.633274         2,644,268.1902
=============                          ==== ==========       =========         =========         ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.841568               60.8234
  01/01/2002    to  12/31/2002       11.841568          8.431404           49,027.0668
  01/01/2003    to  12/31/2003        8.431404         11.499598          381,795.2233
  01/01/2004    to  12/31/2004       11.499598         12.020385          597,576.0166
  01/01/2005    to  12/31/2005       12.020385         12.782480          817,804.6238
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         11.939720          269,252.5508
  01/01/2005    to  12/31/2005       11.939720         13.197536          349,356.2707
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.925670               10.0000
  01/01/2002    to  12/31/2002       10.925670          8.789245           23,744.1676
  01/01/2003    to  12/31/2003        8.789245         11.651185          614,792.3152
  01/01/2004    to  12/31/2004       11.651185         13.791399          844,731.6342
  01/01/2005    to  12/31/2005       13.791399         15.474588          837,023.8301
============   ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        7.790426          7.285235            5,330.5546
  01/01/2002    to  12/31/2002        7.285235          5.163465           89,241.3611
  01/01/2003    to  12/31/2003        5.163465          6.638491          936,260.0392
  01/01/2004    to  12/31/2004        6.638491          7.070062        2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062          7.887068        1,702,529.6789
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  10/09/2001    to  12/31/2001       10.000000         10.981256            1,158.6675
  01/01/2002    to  12/31/2002       10.981256          9.618604           12,911.9264
  01/01/2003    to  12/31/2003        9.618604         11.919827          422,071.7829
  01/01/2004    to  12/31/2004       11.919827         13.392661          368,115.1203
  01/01/2005    to  12/31/2005       13.392661         14.214507          308,960.7342
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246477         10.618538           28,040.4414
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001    to  12/31/2001       13.958495         13.934910           41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857          183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780        1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,019,329.1949
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001    to  12/31/2001       39.907383         41.263886           62,136.3978
  01/01/2002    to  12/31/2002       41.263886         33.183838          193,615.0006
  01/01/2003    to  12/31/2003       33.183838         42.608637          694,811.9466
  01/01/2004    to  12/31/2004       42.608637         47.138957          782,579.5836
  01/01/2005    to  12/31/2005       47.138957         47.870784          706,835.4937
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.739093          8.354994            2,838.0714
  01/01/2002    to  12/31/2002        8.354994          7.237479           78,810.0767
  01/01/2003    to  12/31/2003        7.237479          9.386204          329,880.9111
  01/01/2004    to  12/31/2004        9.386204         11.021453          907,434.3050
  01/01/2005    to  12/31/2005       11.021453         12.607434        1,182,055.3583
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         12.799274          214,119.3092
  01/01/2005    to  12/31/2005       12.799274         14.241861          441,658.2120
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.579351          8.440489           10,882.6021
  01/01/2002    to  12/31/2002        8.440489          6.239188          183,738.0480
  01/01/2003    to  12/31/2003        6.239188          7.876171        1,617,537.5980
  01/01/2004    to  12/31/2004        7.876171          8.230659        2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659          8.465353        1,702,010.0549
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.408048          905,824.8266
  01/01/2004    to  12/31/2004       10.408048         11.142998        1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998         11.096573        1,077,939.2457
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.074541         10.503380            7,939.7406
  01/01/2002    to  12/31/2002       10.503380         11.274776          350,470.5383
  01/01/2003    to  12/31/2003       11.274776         11.550473        1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473         11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891         11.959923        1,998,118.3819
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.188716          8.040755            3,993.1489
  01/01/2002    to  12/31/2002        8.040755          6.253646           38,626.0334
  01/01/2003    to  12/31/2003        6.253646          7.637036          224,000.1853
  01/01/2004    to  11/19/2004        7.637036          7.817754          212,619.4835
============   ==== ==========       =========         =========        ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/02/2001    to  12/31/2001        6.761420          6.074341            1,856.7190
  01/01/2002    to  12/31/2002        6.074341          2.939266           12,119.9922
  01/01/2003    to  12/31/2003        2.939266          4.548861          164,020.3205
  01/01/2004    to  12/31/2004        4.548861          4.274839          426,221.9721
  01/01/2005    to  12/31/2005        4.274839          4.661325          372,468.2153
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        7.614667          8.210931            6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937          148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626        1,286,289.4990
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.210477           42,984.0519
  01/01/2003    to  12/31/2003        8.210477         11.404493          722,639.6064
  01/01/2004    to  12/31/2004       11.404493         14.169346          832,311.1906
  01/01/2005    to  12/31/2005       14.169346         16.071495          750,702.2762
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         11.085242          190,130.9966
  01/01/2005    to  12/31/2005       11.085242         12.124664          136,071.5114
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998521         10.447819           73,067.2632
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799354          9.876390          447,409.0187
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255         10.124913           16,457.1567
  01/01/2002    to  12/31/2002       10.124913          8.298345          202,643.9669
  01/01/2003    to  12/31/2003        8.298345         10.655482        1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482         11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525         12.695134        2,126,938.6942
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163146         11.910526            5,807.5593
  01/01/2002    to  12/31/2002       11.910526         10.637413          108,947.6561
  01/01/2003    to  12/31/2003       10.637413         13.825385          790,096.7979
  01/01/2004    to  12/31/2004       13.825385         14.888758          751,116.7984
  01/01/2005    to  12/31/2005       14.888758         16.043544          672,683.9022
============   ==== ==========       =========         =========       ===============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.607663          116,797.5739
  01/01/2003    to  12/31/2003        7.607663          9.690594          693,976.7877
  01/01/2004    to  12/31/2004        9.690594         10.367887        1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887         11.562016          829,752.7829
============   ==== ==========       =========         =========       ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.839954           16,945.1694
  01/01/2002    to  12/31/2002       10.839954          8.249162           58,698.7199
  01/01/2003    to  12/31/2003        8.249162         10.360344          175,602.3744
  01/01/2004    to  12/31/2004       10.360344         11.220948          238,445.5579
  01/01/2005    to  12/31/2005       11.220948         11.505159          288,646.7270
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005       15.152382         15.096769                0.0000
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.300361         10.684769          770,710.4046
  01/01/2005    to  12/31/2005       10.684769         11.584057        1,453,588.0931
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100540         10.388855        4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855         10.930758       10,550,036.2918
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940683         10.105078           98,200.4986
  01/01/2005    to  12/31/2005       10.105078         10.369941          410,833.9250
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.240415         10.599700        4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700         11.361125        8,659,604.2002
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010620         10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252         10.627130        2,765,842.5590
============   ==== ==========       =========         =========       ===============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS AA




                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       14.746962         11.183281         3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281          8.341693         3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693         10.654094         2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094         11.201681         2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681         12.022461           302,133.2442
============   ==== ==========       =========         =========         ==============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002       10.501043          8.332567            23,673.5293
  01/01/2003    to  12/31/2003        8.332567         10.614723            47,106.1997
  01/01/2004    to  12/31/2004       10.614723         11.129593            50,240.5099
  01/01/2005    to  12/31/2005       11.129593         11.916798            52,869.8159
============   ==== ==========       =========         =========         ==============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       12.636353          9.553604           664,625.8199
  01/01/2002    to  12/31/2002        9.553604          7.944031           568,164.5820
  01/01/2003    to  12/31/2003        7.944031         10.110304           476,838.2297
  01/01/2004    to  12/31/2004       10.110304         12.362600           396,902.1394
  01/01/2005    to  12/31/2005       12.362600         14.376903            66,070.9012
============   ==== ==========       =========         =========         ==============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.707071          7.929173             3,117.1889
  01/01/2003    to  12/31/2003        7.929173         10.055097            24,060.5342
  01/01/2004    to  12/31/2004       10.055097         12.265257            28,590.1629
  01/01/2005    to  12/31/2005       12.265257         14.236421           205,094.0893
============   ==== ==========       =========         =========         ==============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.141971            22,278.9642
  01/01/2002    to  12/31/2002       11.141971          9.102437            87,919.7110
  01/01/2003    to  12/31/2003        9.102437         11.671358           229,135.5001
  01/01/2004    to  12/31/2004       11.671358         12.801496           332,212.3641
  01/01/2005    to  12/31/2005       12.801496         13.327240           226,031.4563
============   ==== ==========       =========         =========         ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   04/10/2001                             to  12/31/2001        6.977784          6.977321         211,020.5218
   01/01/2002                             to  12/31/2002        6.977321          6.870187         757,442.5011
   01/01/2003                             to  12/31/2003        6.870187         10.364889       1,383,424.3135
   01/01/2004                             to  12/31/2004       10.364889         12.746084       1,614,795.1460
   01/01/2005                             to  12/31/2005       12.746084         16.016930       1,419,387.9749
=============                            ==== ==========       =========         =========       ==============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/02/2001                             to  12/31/2001        9.492602          8.918168         124,344.3071
   01/01/2002                             to  12/31/2002        8.918168          7.161705         343,127.8534
   01/01/2003                             to  12/31/2003        7.161705          9.337160         888,830.8003
   01/01/2004                             to  12/31/2004        9.337160         10.912970       2,184,812.2340
   01/01/2005                             to  12/31/2005       10.912970         11.856027       2,233,624.4401
=============                            ==== ==========       =========         =========       ==============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   01/01/2001                             to  12/31/2001       11.317860         11.732665         128,180.2900
   01/01/2002                             to  04/25/2002       11.732665         11.704773               0.0000
=============                            ==== ==========       =========         =========       ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   01/01/2001                             to  12/31/2001        6.512676          4.259904         224,343.7457
   01/01/2002                             to  04/25/2002        4.259904          3.441767               0.0000
=============                            ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       11.425372         13.000440       2,020,100.7834
=============                            ==== ==========       =========         =========       ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001        7.390419          8.041413         339,261.6011
   01/01/2002                             to  12/31/2002        8.041413          5.407779       1,715,155.3382
   01/01/2003                             to  12/31/2003        5.407779          7.115415       3,402,205.5545
   01/01/2004                             to  12/31/2004        7.115415          7.451877       4,158,138.6440
   01/01/2005                             to  04/30/2005        7.451877          6.399259               0.0000
=============                            ==== ==========       =========         =========       ==============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.130031         177,567.9882
=============                            ==== ==========       =========         =========       ==============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.168205         536,049.7619
=============                            ==== ==========       =========         =========       ==============

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.604499          7.177933         6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933          8.039394         5,443,794.3614
============   ==== ==========       =========         =========         ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301         12.767316           470,072.5692
  01/01/2002    to  12/31/2002       12.767316          8.706807         2,113,730.7035
  01/01/2003    to  12/31/2003        8.706807         10.592078         4,554,054.0816
  01/01/2004    to  04/30/2004       10.592078         10.484133         5,323,210.0380
============   ==== ==========       =========         =========         ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.140791            82,635.2154
  01/01/2002    to  12/31/2002       17.140791         12.656819           155,704.3180
  01/01/2003    to  04/24/2003       12.656819         13.147480           160,967.6375
============   ==== ==========       =========         =========         ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.512950            55,985.1519
  01/01/2002    to  12/31/2002       10.512950          8.654755            90,565.8220
  01/01/2003    to  04/25/2003        8.654755          8.409175            92,264.6803
============   ==== ==========       =========         =========         ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.402074           227,671.1262
  01/01/2002    to  12/31/2002       13.402074         14.351445         1,148,656.5980
  01/01/2003    to  12/31/2003       14.351445         14.683714         2,203,544.5312
  01/01/2004    to  11/19/2004       14.683714         15.066905         2,618,055.6020
============   ==== ==========       =========         =========         ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.718285           179,467.1331
  01/01/2002    to  12/31/2002       15.718285         11.496546           291,787.8619
  01/01/2003    to  12/31/2003       11.496546         15.100620           313,107.6457
  01/01/2004    to  11/19/2004       15.100620         16.257944           316,894.3682
============   ==== ==========       =========         =========         ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.343215           375,683.8983
  01/01/2002    to  12/31/2002       10.343215          8.041738           989,541.2319
  01/01/2003    to  12/31/2003        8.041738          9.661587           998,112.4129
  01/01/2004    to  12/31/2004        9.661587         10.586787           717,032.4947
  01/01/2005    to  12/31/2005       10.586787         11.173251           608,315.1598
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.252965         17.331204            36,833.2372
  01/01/2005    to  12/31/2005       17.331204         17.400043            31,739.2252
============   ==== ==========       =========         =========         ==============

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2001    to  12/31/2001        8.811079          7.395337           468,387.8616
  01/01/2002    to  12/31/2002        7.395337          7.198007           323,299.5294
  01/01/2003    to  12/31/2003        7.198007          8.875049           276,076.0951
  01/01/2004    to  04/30/2004        8.875049          9.011550           264,373.3047
============   ==== ==========       =========         =========        ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333         13.978494           427,018.4732
  01/01/2002    to  12/31/2002       13.978494         13.705136         1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136         16.103871         2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871         17.176230         1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230         17.191034         3,219,591.4477
============   ==== ==========       =========         =========        ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.539603           122,703.2376
  01/01/2002    to  12/31/2002        9.539603          9.625843           987,234.4373
  01/01/2003    to  12/31/2003        9.625843         11.172186         2,171,798.1162
  01/01/2004    to  12/31/2004       11.172186         11.988395         2,362,004.2980
  01/01/2005    to  04/30/2005       11.988395         11.606763                 0.0000
============   ==== ==========       =========         =========        ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       10.000000          9.025089             3,202.8283
  01/01/2002    to  12/31/2002        9.025089          9.193222            20,904.6195
  01/01/2003    to  12/31/2003        9.193222         11.490888            47,749.3763
  01/01/2004    to  12/31/2004       11.490888         12.393944            50,126.3988
  01/01/2005    to  04/30/2005       12.393944         11.919231                 0.0000
============   ==== ==========       =========         =========        ===============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.607266           100,477.5549
  01/01/2002    to  12/31/2002       10.607266          7.412032           253,970.1795
  01/01/2003    to  04/25/2003        7.412032          7.526499           250,998.5575
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       43.409333         48.171871        17,755,835.6527
  01/01/2005    to  12/31/2005       48.171871         49.250312           663,334.8802
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001    to  12/31/2001       14.080792         12.153563         6,321,722.1292
  01/01/2002    to  12/31/2002       12.153563          8.357993         5,277,323.5450
  01/01/2003    to  12/31/2003        8.357993         10.308953         4,466,130.8709
  01/01/2004    to  04/30/2004       10.308953         10.119601           607,173.0361
============   ==== ==========       =========         =========        ===============

                                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FOMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   01/01/2001                             to  12/31/2001        9.096785          8.223442         2,575,460.0844
   01/01/2002                             to  12/31/2002        8.223442          6.538203         4,965,326.8122
   01/01/2003                             to  12/31/2003        6.538203          8.339884         6,117,756.3340
   01/01/2004                             to  04/30/2004        8.339884          8.419097         5,747,783.6630
=============                            ==== ==========       =========         =========         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2001                             to  12/31/2001        9.680632          8.656980           687,415.6274
   01/01/2002                             to  12/31/2002        8.656980          7.568604           578,096.8354
   01/01/2003                             to  12/31/2003        7.568604          9.281577           476,521.2632
   01/01/2004                             to  04/30/2004        9.281577          9.460724           455,443.1368
=============                            ==== ==========       =========         =========         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       39.912615         41.392944           684,910.9575
   01/01/2002                             to  12/31/2002       41.392944         33.421284         1,901,887.6773
   01/01/2003                             to  12/31/2003       33.421284         43.085314         2,623,558.9144
   01/01/2004                             to  12/31/2004       43.085314         47.857828         3,301,798.7060
   01/01/2005                             to  12/31/2005       47.857828         48.795052         3,001,774.1986
=============                            ==== ==========       =========         =========         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.833047          8.340204            36,078.3700
   01/01/2003                             to  12/31/2003        8.340204         10.266421            72,957.4716
   01/01/2004                             to  04/30/2004       10.266421         10.067069            77,912.3154
=============                            ==== ==========       =========         =========         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000          9.976213            13,032.8241
   01/01/2002                             to  12/31/2002        9.976213          8.563449            49,381.0843
   01/01/2003                             to  12/31/2003        8.563449         10.847816            65,970.9174
   01/01/2004                             to  04/30/2004       10.847816         10.875436            62,220.8926
=============                            ==== ==========       =========         =========         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464         12.232460           244,139.7749
   01/01/2002                             to  12/31/2002       12.232460         10.637552           788,350.8203
   01/01/2003                             to  12/31/2003       10.637552         13.127728         1,149,118.8134
   01/01/2004                             to  04/30/2004       13.127728         13.339526         1,161,540.2930
=============                            ==== ==========       =========         =========         ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647         12.763839           10,596.6848
  01/01/2002    to  12/31/2002       12.763839         10.622335           24,008.7465
  01/01/2003    to  12/31/2003       10.622335         13.876698           26,033.6282
  01/01/2004    to  04/30/2004       13.876698         13.962049           25,795.2714
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.819461          259,338.4711
  01/01/2002    to  12/31/2002        8.819461          6.573580          789,242.1568
  01/01/2003    to  12/31/2003        6.573580          8.796747        1,233,438.8121
  01/01/2004    to  12/31/2004        8.796747          9.753649        1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649         10.059071        1,164,618.2058
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.447743         23.866772          231,213.3040
  01/01/2005    to  12/31/2005       23.866772         25.484343          195,146.9237
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       11.163438         12.429283          899,400.7731
  01/01/2002    to  12/31/2002       12.429283         10.709523          859,930.0905
  01/01/2003    to  12/31/2003       10.709523         13.619029          725,841.1692
  01/01/2004    to  04/30/2004       13.619029         14.047055          695,955.1376
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.457790          428,822.3630
  01/01/2002    to  12/31/2002       17.457790         15.565227        1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227         19.320918        2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918         23.719979        3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979         25.273416        3,241,302.0816
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.799014         11.267259           25,779.3696
  01/01/2005    to  12/31/2005       11.267259         12.974461           18,054.0106
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.265271          7.187549           78,823.1006
  01/01/2002    to  12/31/2002        7.187549          5.643647           85,518.4811
  01/01/2003    to  12/31/2003        5.643647          6.929297           88,768.6490
  01/01/2004    to  04/30/2004        6.929297          6.999389           86,959.4433
============   ==== ==========       =========         =========        ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   01/01/2001                             to  12/31/2001       12.719406         10.298309           76,277.2694
   01/01/2002                             to  12/31/2002       10.298309          8.432185           68,348.4747
   01/01/2003                             to  12/31/2003        8.432185         12.039793           54,028.1114
   01/01/2004                             to  04/30/2004       12.039793         12.099773           50,513.0534
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
   01/01/2001                             to  12/31/2001       12.693239          9.740698          272,431.4752
   01/01/2002                             to  12/31/2002        9.740698          7.843897          226,679.7492
   01/01/2003                             to  12/31/2003        7.843897         10.480095          190,302.6307
   01/01/2004                             to  04/30/2004       10.480095         10.233746          176,044.3622
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   02/12/2001                             to  12/31/2001       10.000000          8.381159            1,897.7385
   01/01/2002                             to  12/31/2002        8.381159          7.289280          169,447.2031
   01/01/2003                             to  12/31/2003        7.289280          9.491245          391,993.5801
   01/01/2004                             to  12/31/2004        9.491245         11.189560        2,178,119.1040
   01/01/2005                             to  12/31/2005       11.189560         12.850864        3,625,590.6882
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       10.870934          9.723656            4,080.5123
   01/01/2002                             to  12/31/2002        9.723656          8.281257            8,940.5821
   01/01/2003                             to  12/31/2003        8.281257         10.878096           13,558.6698
   01/01/2004                             to  04/30/2004       10.878096         10.787203           11,705.2893
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       14.406299         12.931708          300,519.6759
   01/01/2002                             to  12/31/2002       12.931708         10.498595        1,411,610.8134
   01/01/2003                             to  12/31/2003       10.498595         13.306143        2,339,969.8435
   01/01/2004                             to  12/31/2004       13.306143         15.245624        1,501,358.5670
   01/01/2005                             to  04/30/2005       15.245624         14.807213            1,071.7993
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001        7.574525          6.129472          166,195.8488
   01/01/2002                             to  12/31/2002        6.129472          4.918752          672,005.5566
   01/01/2003                             to  12/31/2003        4.918752          6.185145          879,926.4693
   01/01/2004                             to  04/30/2004        6.185145          6.288503          800,827.6680
=============                            ==== ==========       =========         =========        ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   02/12/2001                             to  12/31/2001       10.000000         10.154282         279,466.3573
   01/01/2002                             to  12/31/2002       10.154282         10.122875         703,780.8875
   01/01/2003                             to  12/31/2003       10.122875         10.025490         721,421.2419
   01/01/2004                             to  12/31/2004       10.025490          9.949131         552,205.4002
   01/01/2005                             to  04/30/2005        9.949131          9.962144               0.0000
=============                            ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.486848         14.337160       1,826,252.7164
=============                            ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001                             to  12/31/2001        9.045983         10.192752         204,885.1247
   01/01/2002                             to  12/31/2002       10.192752         10.282946         800,975.3838
   01/01/2003                             to  12/31/2003       10.282946         14.097215       1,555,852.4391
   01/01/2004                             to  12/31/2004       14.097215         18.804577       1,452,691.2700
   01/01/2005                             to  04/30/2005       18.804577         18.035334               0.0000
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.869183          8.356218       1,766,428.8260
   01/01/2005                             to  12/31/2005        8.356218          8.628835       1,478,265.5863
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879          8.832633         254,256.3486
   01/01/2002                             to  12/31/2002        8.832633          7.238554         958,736.0587
   01/01/2003                             to  12/31/2003        7.238554          8.624669       1,259,758.8321
   01/01/2004                             to  04/30/2004        8.624669          8.667666       1,185,779.5740
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154          7.869049           9,417.5072
   01/01/2002                             to  12/31/2002        7.869049          5.996300          19,710.4356
   01/01/2003                             to  12/31/2003        5.996300          7.291438          16,449.6681
   01/01/2004                             to  04/30/2004        7.291438          7.202509          16,315.5738
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.749005         10.837961          22,977.1182
   01/01/2002                             to  12/31/2002       10.837961          8.045246          62,932.0995
   01/01/2003                             to  12/31/2003        8.045246          9.866625          81,893.8742
   01/01/2004                             to  04/30/2004        9.866625         10.053375          74,479.0637
=============                            ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         10.536235            4,043.6868
  01/01/2002    to  12/31/2002       10.536235         11.355362        1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362         11.679662        4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662         12.090485        8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485         12.190831        8,039,498.1810
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.261437           15,163.7089
  01/01/2002    to  12/31/2002       14.261437         11.082847           74,302.4014
  01/01/2003    to  12/31/2003       11.082847         14.019403           76,164.4938
  01/01/2004    to  12/31/2004       14.019403         16.357674           73,351.1346
  01/01/2005    to  12/31/2005       16.357674         17.709541           73,011.7709
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.336384          7.192372        2,294,962.3868
  01/01/2005    to  12/31/2005        7.192372          8.147300        1,318,451.0896
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.595514          7.201833        1,301,751.6550
  01/01/2002    to  12/31/2002        7.201833          4.836232        2,583,488.0748
  01/01/2003    to  12/31/2003        4.836232          6.572879        3,018,591.2157
  01/01/2004    to  04/30/2004        6.572879          6.709481        2,829,368.7470
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.236645            2,342.3926
  01/01/2002    to  12/31/2002        8.236645          4.545270          267,097.9707
  01/01/2003    to  12/31/2003        4.545270          6.124338        1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338          7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346          8.043025        3,405,275.2625
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.238612         18.076806           26,076.7492
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2001    to  12/31/2001        9.104133         10.580230          524,101.3734
  01/01/2002    to  12/31/2002       10.580230          9.248856          495,020.3430
  01/01/2003    to  12/31/2003        9.248856         12.953750          407,422.1638
  01/01/2004    to  12/31/2004       12.953750         16.097777          245,905.0906
  01/01/2005    to  04/30/2005       16.097777         15.119831                0.0000
============   ==== ==========       =========         =========        ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.987410         14.321488         434,544.6311
   01/01/2005                             to  12/31/2005       14.321488         16.308935         459,884.6753
=============                            ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000         11.095691           3,339.2222
   01/01/2002                             to  12/31/2002       11.095691         10.244108          98,594.9201
   01/01/2003                             to  12/31/2003       10.244108         14.232675         105,701.2670
   01/01/2004                             to  04/30/2004       14.232675         14.431880          98,651.0785
=============                            ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998849         10.475896         751,080.0917
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       44.685034         44.856392          25,707.9972
   01/01/2005                             to  12/31/2005       44.856392         45.187527         183,962.7720
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.962131         10.067108         652,838.7189
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.111298         18.125728         158,294.5766
   01/01/2005                             to  12/31/2005       18.125728         18.573296         100,960.2315
=============                            ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          7.816345         798,167.6789
   01/01/2003                             to  12/31/2003        7.816345         10.593988       1,666,013.0533
   01/01/2004                             to  12/31/2004       10.593988         11.387381       2,566,299.7340
   01/01/2005                             to  12/31/2005       11.387381         11.847505       1,826,997.9310
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001                             to  12/31/2001       10.197594         10.156586           7,447.8775
   01/01/2002                             to  12/31/2002       10.156586          8.357717         735,007.2177
   01/01/2003                             to  12/31/2003        8.357717         10.774657       3,185,276.8997
   01/01/2004                             to  12/31/2004       10.774657         11.914458       5,312,009.6480
   01/01/2005                             to  12/31/2005       11.914458         12.940186       4,852,874.0005
=============                            ==== ==========       =========         =========       ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         12.622994         739,828.4544
   01/01/2004                             to  12/31/2004       12.622994         14.684894         587,560.4483
   01/01/2005                             to  12/31/2005       14.684894         17.028072         487,634.3940
=============                            ==== ==========       =========         =========       ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.810810          9.755269         127,353.6873
   01/01/2005                             to  12/31/2005        9.755269         10.042441         735,246.9211
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.642010         10.479270       1,028,049.0500
   01/01/2005                             to  12/31/2005       10.479270         11.732904       1,115,239.5596
=============                            ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       10.894299         11.701349         275,851.6003
=============                            ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.158267          7.968599          32,651.1748
   01/01/2002                             to  12/31/2002        7.968599          6.085947         174,269.1924
   01/01/2003                             to  12/31/2003        6.085947          7.685052         201,622.2139
   01/01/2004                             to  12/31/2004        7.685052          8.362426         181,142.3401
   01/01/2005                             to  04/30/2005        8.362426          7.978882               0.0000
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          8.286021         908,439.4110
   01/01/2003                             to  12/31/2003        8.286021          9.930208       3,162,560.7085
   01/01/2004                             to  12/31/2004        9.930208         10.885772       2,691,165.1000
   01/01/2005                             to  12/31/2005       10.885772         11.475744       2,311,782.1769
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         11.829026          10,592.5583
   01/01/2004                             to  04/30/2004       11.829026         12.045271          13,923.2996
=============                            ==== ==========       =========         =========       ==============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       10.665345         10.940184             504.5948
   01/01/2002                             to  12/31/2002       10.940184         11.671485         137,980.9734
   01/01/2003                             to  12/31/2003       11.671485         12.671349         314,750.3569
   01/01/2004                             to  04/30/2004       12.671349         12.638233         364,310.2992
=============                            ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.166965         12.100728       1,338,176.4990
   01/01/2005                             to  12/31/2005       12.100728         12.688022       1,530,014.4041
=============                            ==== ==========       =========         =========       ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       13.158597         11.968714           15,406.7849
   01/01/2002                             to  12/31/2002       11.968714          7.806484           40,564.8040
   01/01/2003                             to  12/31/2003        7.806484         10.002331           48,755.9924
   01/01/2004                             to  04/30/2004       10.002331         10.208412           62,392.8496
=============                            ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001                             to  12/31/2001       14.011787         12.611329           29,837.9572
   01/01/2002                             to  12/31/2002       12.611329          8.668190          122,981.1768
   01/01/2003                             to  12/31/2003        8.668190         11.329334          690,704.2854
   01/01/2004                             to  12/31/2004       11.329334         11.520218        2,611,367.7920
   01/01/2005                             to  12/31/2005       11.520218         11.985630        2,727,644.5888
=============                            ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.381520         13.200126          322,317.8493
   01/01/2005                             to  12/31/2005       13.200126         14.411949          294,096.7410
=============                            ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       11.207439         12.198150           68,610.0538
   01/01/2002                             to  12/31/2002       12.198150          8.578154          166,184.2882
   01/01/2003                             to  12/31/2003        8.578154         11.609599          314,450.3439
   01/01/2004                             to  04/30/2004       11.609599         11.828180          369,411.1199
=============                            ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       18.657531         19.779469          182,828.0641
   01/01/2005                             to  12/31/2005       19.779469         20.004902          163,369.5918
=============                            ==== ==========       =========         =========        ==============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   01/01/2001                             to  12/31/2001        9.854942          9.953420           23,694.7972
   01/01/2002                             to  12/31/2002        9.953420          9.698219           78,750.4652
   01/01/2003                             to  12/31/2003        9.698219         11.756845          290,447.0466
   01/01/2004                             to  12/31/2004       11.756845         12.701643          211,259.0596
   01/01/2005                             to  12/31/2005       12.701643         13.042286          389,208.3496
=============                            ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001       10.618205         11.348021         114,552.9515
  01/01/2002    to  12/31/2002       11.348021         11.980090         614,958.0299
  01/01/2003    to  12/31/2003       11.980090         12.091203         774,342.9061
  01/01/2004    to  12/31/2004       12.091203         12.141475         565,202.1121
  01/01/2005    to  12/31/2005       12.141475         12.094474         445,701.1339
============   ==== ==========       =========         =========       ==============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001        9.198094          8.109327          51,653.2951
  01/01/2002    to  12/31/2002        8.109327          6.379619          72,979.0479
  01/01/2003    to  12/31/2003        6.379619          8.202163          97,924.9792
  01/01/2004    to  12/31/2004        8.202163          8.962166         123,414.0107
  01/01/2005    to  12/31/2005        8.962166          9.146194          78,777.9577
============   ==== ==========       =========         =========       ==============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001       10.738661         11.492649       1,361,826.9251
  01/01/2002    to  12/31/2002       11.492649         12.362084       1,996,231.6091
  01/01/2003    to  12/31/2003       12.362084         12.806587       1,894,106.3017
  01/01/2004    to  12/31/2004       12.806587         13.240421       1,772,508.6860
  01/01/2005    to  12/31/2005       13.240421         13.377174         815,445.9772
============   ==== ==========       =========         =========       ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.222898          50,584.1475
  01/01/2002    to  12/31/2002       11.222898          8.965451         101,301.4628
  01/01/2003    to  12/31/2003        8.965451         11.261659         156,210.8452
  01/01/2004    to  12/31/2004       11.261659         12.338602         143,452.9459
  01/01/2005    to  12/31/2005       12.338602         12.803698         121,771.8162
============   ==== ==========       =========         =========       ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.886743         11.036442          16,543.5279
  01/01/2002    to  12/31/2002       11.036442          7.552586          54,250.6660
  01/01/2003    to  12/31/2003        7.552586          9.917688          44,817.8098
  01/01/2004    to  12/31/2004        9.917688         11.599128          51,848.7754
  01/01/2005    to  12/31/2005       11.599128         12.827966          31,038.9079
============   ==== ==========       =========         =========       ==============
 SCUDDER VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2001    to  12/31/2001       11.466982         12.242645         227,713.8979
  01/01/2002    to  12/31/2002       12.242645         13.044457         260,901.3130
  01/01/2003    to  12/31/2003       13.044457         13.153468         190,394.2350
  01/01/2004    to  12/31/2004       13.153468         13.456753         135,210.7533
  01/01/2005    to  12/31/2005       13.456753         13.611711          34,465.5288
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
  01/01/2001    to  12/31/2001       13.641703     9.581495              262,419.0476
  01/01/2002    to  12/31/2002        9.581495     6.286321              236,461.7630
  01/01/2003    to  12/31/2003        6.286321     8.241190              245,672.2490
  01/01/2004    to  12/31/2004        8.241190     9.022074              202,226.0243
  01/01/2005    to  12/31/2005        9.022074     9.526020                7,719.8572
============   ==== ==========       =========     ========              ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.170733        28,344.4771
  01/01/2002    to  12/31/2002       11.170733          8.319806        44,231.3087
  01/01/2003    to  12/31/2003        8.319806         10.610223        40,787.5850
  01/01/2004    to  12/31/2004       10.610223         11.138793        38,251.8227
  01/01/2005    to  12/31/2005       11.138793         11.937104        34,686.6865
============   ==== ==========       =========         =========       ============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002       10.484032          8.310710           494.4680
  01/01/2003    to  12/31/2003        8.310710         10.571040        12,086.7303
  01/01/2004    to  12/31/2004       10.571040         11.067135         5,470.9139
  01/01/2005    to  12/31/2005       11.067135         11.832220         5,353.9389
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.542879         4,249.0018
  01/01/2002    to  12/31/2002        9.542879          7.923193         3,598.3524
  01/01/2003    to  12/31/2003        7.923193         10.068687         3,531.0351
  01/01/2004    to  12/31/2004       10.068687         12.293226         3,341.0334
  01/01/2005    to  12/31/2005       12.293226         14.274871         7,499.8053
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.691350          7.908380            10.3185
  01/01/2003    to  12/31/2003        7.908380         10.013720             0.0000
  01/01/2004    to  12/31/2004       10.013720         12.196445         2,659.9165
  01/01/2005    to  12/31/2005       12.196445         14.135404        34,299.3580
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.130575         3,787.4255
  01/01/2002    to  12/31/2002       11.130575          9.079468        21,614.2121
  01/01/2003    to  12/31/2003        9.079468         11.624489        19,459.7447
  01/01/2004    to  12/31/2004       11.624489         12.730934        23,797.0734
  01/01/2005    to  12/31/2005       12.730934         13.233978        20,503.4485
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001    to  12/31/2001        6.977784          6.969734        21,179.3942
  01/01/2002    to  12/31/2002        6.969734          6.852423       131,768.0110
  01/01/2003    to  12/31/2003        6.852423         10.322620       235,598.6833
  01/01/2004    to  12/31/2004       10.322620         12.675041       260,047.1272
  01/01/2005    to  12/31/2005       12.675041         15.903877       235,862.9330
============   ==== ==========       =========         =========       ============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/02/2001                             to  12/31/2001        9.492602          8.908162            6,921.1995
   01/01/2002                             to  12/31/2002        8.908162          7.142932           33,471.4718
   01/01/2003                             to  12/31/2003        7.142932          9.298745           94,294.5319
   01/01/2004                             to  12/31/2004        9.298745         10.851748          334,360.3401
   01/01/2005                             to  12/31/2005       10.851748         11.771900          371,490.7625
=============                            ==== ==========       =========         =========        ==============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   04/10/2001                             to  12/31/2001       11.599133         11.719888            2,199.2605
   01/01/2002                             to  04/25/2002       11.719888         11.686505                0.0000
=============                            ==== ==========       =========         =========        ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   04/10/2001                             to  12/31/2001        4.961921          4.255263            2,176.7524
   01/01/2002                             to  04/25/2002        4.255263          3.436389                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       11.364438         12.918267          611,055.3073
=============                            ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001        7.390419          8.032660           46,430.3272
   01/01/2002                             to  12/31/2002        8.032660          5.393776          326,889.4198
   01/01/2003                             to  12/31/2003        5.393776          7.086383          639,336.4170
   01/01/2004                             to  12/31/2004        7.086383          7.410317          775,262.5907
   01/01/2005                             to  04/30/2005        7.410317          6.360454            2,071.2503
=============                            ==== ==========       =========         =========        ==============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.126243            6,396.5747
=============                            ==== ==========       =========         =========        ==============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.164403            3,169.9323
=============                            ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.573641          7.137295        1,635,992.3400
   01/01/2005                             to  12/31/2005        7.137295          7.981937        1,384,841.4148
=============                            ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001       13.360301         12.753411           58,235.3674
   01/01/2002                             to  12/31/2002       12.753411          8.684257          373,945.1741
   01/01/2003                             to  12/31/2003        8.684257         10.548834          783,763.2238
   01/01/2004                             to  04/30/2004       10.548834         10.436185          903,926.5844
=============                            ==== ==========       =========         =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.121564        17,314.5245
  01/01/2002    to  12/31/2002       17.121564         12.623646        30,436.0692
  01/01/2003    to  04/24/2003       12.623646         13.106879        31,235.9440
============   ==== ==========       =========         =========       ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.501147         3,170.7009
  01/01/2002    to  12/31/2002       10.501147          8.632060         6,567.7132
  01/01/2003    to  04/25/2003        8.632060          8.383197         7,078.1056
============   ==== ==========       =========         =========       ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.387055        41,432.7406
  01/01/2002    to  12/31/2002       13.387055         14.313884       172,677.9173
  01/01/2003    to  12/31/2003       14.313884         14.623334       397,916.4236
  01/01/2004    to  11/19/2004       14.623334         14.985048       488,702.6419
============   ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.700656        15,191.4851
  01/01/2002    to  12/31/2002       15.700656         11.466409        30,611.9806
  01/01/2003    to  12/31/2003       11.466409         15.038501        34,498.3828
  01/01/2004    to  11/19/2004       15.038501         16.169597        33,225.5981
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.331954        56,991.3894
  01/01/2002    to  12/31/2002       10.331954          8.020934       167,199.6551
  01/01/2003    to  12/31/2003        8.020934          9.622170       154,344.6306
  01/01/2004    to  12/31/2004        9.622170         10.527754        98,652.4667
  01/01/2005    to  12/31/2005       10.527754         11.094348        69,388.2257
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.058812         17.107155         8,518.5562
  01/01/2005    to  12/31/2005       17.107155         17.149437         6,373.5577
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366          7.387287        28,084.4879
  01/01/2002    to  12/31/2002        7.387287          7.179396        26,466.0232
  01/01/2003    to  12/31/2003        7.179396          8.838844        23,777.0485
  01/01/2004    to  04/30/2004        8.838844          8.970366        23,562.8892
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643         13.962133        60,578.8834
  01/01/2002    to  12/31/2002       13.962133         13.668578       163,746.8930
  01/01/2003    to  12/31/2003       13.668578         16.036858       631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057       619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231       823,466.2222
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.529217        21,768.7056
  01/01/2002    to  12/31/2002        9.529217          9.600956       164,746.8326
  01/01/2003    to  12/31/2003        9.600956         11.126610       386,628.1283
  01/01/2004    to  12/31/2004       11.126610         11.921553       447,295.6891
  01/01/2005    to  04/30/2005       11.921553         11.536404             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       10.000000          9.015854            10.0000
  01/01/2002    to  12/31/2002        9.015854          9.170045         2,832.8209
  01/01/2003    to  12/31/2003        9.170045         11.444762         1,666.8776
  01/01/2004    to  12/31/2004       11.444762         12.325648         3,744.2671
  01/01/2005    to  04/30/2005       12.325648         11.847753             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.595365         7,426.8237
  01/01/2002    to  12/31/2002       10.595365          7.392581        29,017.1266
  01/01/2003    to  04/25/2003        7.392581          7.503232        30,338.3825
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       42.480556         47.094351       125,576.7045
  01/01/2005    to  12/31/2005       47.094351         48.076720       109,490.5367
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.139920        33,901.7316
  01/01/2002    to  12/31/2002       12.139920          8.336069        67,056.6989
  01/01/2003    to  12/31/2003        8.336069         10.266527        60,606.4895
  01/01/2004    to  04/30/2004       10.266527         10.072988        59,088.0207
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.268891          8.214478        95,813.2176
  01/01/2002    to  12/31/2002        8.214478          6.521269       619,899.6560
  01/01/2003    to  12/31/2003        6.521269          8.305836       859,300.6900
  01/01/2004    to  04/30/2004        8.305836          8.380595       798,754.0726
============   ==== ==========       =========         =========       ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.657172          8.647553           705.2597
   01/01/2002                             to  12/31/2002        8.647553          7.549018            11.5511
   01/01/2003                             to  12/31/2003        7.549018          9.243696             0.0000
   01/01/2004                             to  04/30/2004        9.243696          9.417471             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       39.910653         41.344503        54,492.9747
   01/01/2002                             to  12/31/2002       41.344503         33.332049       194,321.1339
   01/01/2003                             to  12/31/2003       33.332049         42.905952       529,074.4655
   01/01/2004                             to  12/31/2004       42.905952         47.587002       641,545.3822
   01/01/2005                             to  12/31/2005       47.587002         48.446417       598,261.6716
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.815494          8.318328           510.7459
   01/01/2003                             to  12/31/2003        8.318328         10.224189        13,484.8305
   01/01/2004                             to  04/30/2004       10.224189         10.020717        14,797.2459
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000          9.966212         1,635.4138
   01/01/2002                             to  12/31/2002        9.966212          8.542022        10,981.3665
   01/01/2003                             to  12/31/2003        8.542022         10.804480        12,173.1612
   01/01/2004                             to  04/30/2004       10.804480         10.826653        12,503.3067
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464         12.219247        16,227.4589
   01/01/2002                             to  12/31/2002       12.219247         10.610126        65,034.6251
   01/01/2003                             to  12/31/2003       10.610126         13.074268       114,558.5626
   01/01/2004                             to  04/30/2004       13.074268         13.278657       124,603.1871
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       12.663647         12.749942           421.1304
   01/01/2002                             to  12/31/2002       12.749942         10.594831         2,249.3922
   01/01/2003                             to  12/31/2003       10.594831         13.820051         2,997.0579
   01/01/2004                             to  04/30/2004       13.820051         13.898203         2,996.3601
=============                            ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.163640          8.809572        32,737.4121
  01/01/2002    to  12/31/2002        8.809572          6.556337       116,424.7873
  01/01/2003    to  12/31/2003        6.556337          8.760522       173,081.3700
  01/01/2004    to  12/31/2004        8.760522          9.698886       181,782.3903
  01/01/2005    to  12/31/2005        9.698886          9.987647       178,636.5559
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.243136         23.604478        36,379.3517
  01/01/2005    to  12/31/2005       23.604478         25.166617        24,602.7916
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556         12.415765        26,266.6123
  01/01/2002    to  12/31/2002       12.415765         10.681818        69,630.3948
  01/01/2003    to  12/31/2003       10.681818         13.563446        74,528.2750
  01/01/2004    to  04/30/2004       13.563446         13.982834        73,014.4274
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.438226        34,239.2506
  01/01/2002    to  12/31/2002       17.438226         15.524450       187,121.2024
  01/01/2003    to  12/31/2003       15.524450         19.241447       362,407.2067
  01/01/2004    to  12/31/2004       19.241447         23.586938       465,596.4681
  01/01/2005    to  12/31/2005       23.586938         25.094115       466,906.7623
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.751753         11.201776             0.0000
  01/01/2005    to  12/31/2005       11.201776         12.879788             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151          7.179717           413.4653
  01/01/2002    to  12/31/2002        7.179717          5.629027            11.7714
  01/01/2003    to  12/31/2003        5.629027          6.900995             0.0000
  01/01/2004    to  04/30/2004        6.900995          6.967368             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       10.955669         10.287093             9.1277
  01/01/2002    to  12/31/2002       10.287093          8.410350             9.1277
  01/01/2003    to  12/31/2003        8.410350         11.990655             0.0000
  01/01/2004    to  04/30/2004       11.990655         12.044454             0.0000
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464          9.730088             9.0617
  01/01/2002    to  12/31/2002        9.730088          7.823598             9.0617
  01/01/2003    to  12/31/2003        7.823598         10.437326             0.0000
  01/01/2004    to  04/30/2004       10.437326         10.186964             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813          8.371336           631.1459
  01/01/2002    to  12/31/2002        8.371336          7.269814        21,102.0210
  01/01/2003    to  12/31/2003        7.269814          9.451731       189,888.3063
  01/01/2004    to  12/31/2004        9.451731         11.126240       651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052       854,981.1071
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934          9.713052             9.1988
  01/01/2002    to  12/31/2002        9.713052          8.259805           882.5821
  01/01/2003    to  12/31/2003        8.259805         10.833672         2,201.5220
  01/01/2004    to  04/30/2004       10.833672         10.737859         2,100.5320
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       14.406299         12.917622        40,983.2831
  01/01/2002    to  12/31/2002       12.917622         10.471423       235,463.4885
  01/01/2003    to  12/31/2003       10.471423         13.251831       385,362.2941
  01/01/2004    to  12/31/2004       13.251831         15.160593       241,963.3317
  01/01/2005    to  04/30/2005       15.160593         14.717424             4.8013
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001        7.574525          6.122784        10,677.9875
  01/01/2002    to  12/31/2002        6.122784          4.905998       110,048.8401
  01/01/2003    to  12/31/2003        4.905998          6.159874       155,859.2397
  01/01/2004    to  04/30/2004        6.159874          6.259725       121,139.5330
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041941         10.142360        28,734.3085
  01/01/2002    to  12/31/2002       10.142360         10.095827        59,880.7593
  01/01/2003    to  12/31/2003       10.095827          9.983712       273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782        95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.468040         14.301354       452,914.3448
============   ==== ==========       =========         =========       ============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001                             to  12/31/2001        9.045834         10.182084           28,866.2847
   01/01/2002                             to  12/31/2002       10.182084         10.256787          140,217.2385
   01/01/2003                             to  12/31/2003       10.256787         14.040312          272,473.3843
   01/01/2004                             to  12/31/2004       14.040312         18.700545          273,388.1941
   01/01/2005                             to  04/30/2005       18.700545         17.926779              585.1498
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.832420          8.308913        1,025,211.7400
   01/01/2005                             to  12/31/2005        8.308913          8.567167          815,998.7769
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879          8.823014           20,283.7461
   01/01/2002                             to  12/31/2002        8.823014          7.219814          191,202.5901
   01/01/2003                             to  12/31/2003        7.219814          8.589452          251,018.8536
   01/01/2004                             to  04/30/2004        8.589452          8.628021          212,812.2903
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154          7.860477               12.3166
   01/01/2002                             to  12/31/2002        7.860477          5.980777              859.2478
   01/01/2003                             to  12/31/2003        5.980777          7.261669              842.2593
   01/01/2004                             to  04/30/2004        7.261669          7.169569                0.0000
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.749005         10.826156               70.8083
   01/01/2002                             to  12/31/2002       10.826156          8.024413            2,537.1232
   01/01/2003                             to  12/31/2003        8.024413          9.826337            2,860.1444
   01/01/2004                             to  04/30/2004        9.826337         10.007392            2,868.9971
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       10.075368         10.523893           10,106.4829
   01/01/2002                             to  12/31/2002       10.523893         11.325063          260,508.6670
   01/01/2003                             to  12/31/2003       11.325063         11.631034        1,273,435.6985
   01/01/2004                             to  12/31/2004       11.631034         12.022053        1,973,805.5060
   01/01/2005                             to  12/31/2005       12.022053         12.103714        1,800,783.2773
=============                            ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.245441            4,411.6646
  01/01/2002    to  12/31/2002       14.245441         11.053795           11,030.1973
  01/01/2003    to  12/31/2003       11.053795         13.961730           10,511.3672
  01/01/2004    to  12/31/2004       13.961730         16.265910           10,734.7069
  01/01/2005    to  12/31/2005       16.265910         17.583892           11,654.3965
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.305802          7.150545          279,519.5421
  01/01/2005    to  12/31/2005        7.150545          8.087822          237,607.1380
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457          7.193990           43,476.2764
  01/01/2002    to  12/31/2002        7.193990          4.823712          305,910.3101
  01/01/2003    to  12/31/2003        4.823712          6.546051          403,972.8814
  01/01/2004    to  04/30/2004        6.546051          6.678804          365,824.0284
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300          8.226988               13.1308
  01/01/2002    to  12/31/2002        8.226988          4.533110           39,837.4725
  01/01/2003    to  12/31/2003        4.533110          6.098811          776,150.9781
  01/01/2004    to  12/31/2004        6.098811          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.146228         17.949379            1,412.6446
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468         10.568840               11.2404
  01/01/2002    to  12/31/2002       10.568840          9.225035            1,507.0449
  01/01/2003    to  12/31/2003        9.225035         12.901055            1,648.5977
  01/01/2004    to  12/31/2004       12.901055         16.008213            1,476.3682
  01/01/2005    to  04/30/2005       16.008213         15.028352                0.0000
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.951357         14.264232          484,902.9181
  01/01/2005    to  12/31/2005       14.264232         16.219476          566,572.8777
============   ==== ==========       =========         =========        ==============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000         11.084570               72.8727
   01/01/2002                             to  12/31/2002       11.084570         10.218483            4,588.1605
   01/01/2003                             to  12/31/2003       10.218483         14.175824           15,070.2606
   01/01/2004                             to  04/30/2004       14.175824         14.367149           14,510.0090
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998726         10.465357          163,450.0515
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       43.283574         43.442059            2,547.2390
   01/01/2005                             to  12/31/2005       43.442059         43.697348           42,002.0432
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.900743          9.995128          664,675.9490
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.019003         18.003978           12,411.1585
   01/01/2005                             to  12/31/2005       18.003978         18.420972            9,676.9174
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          7.808491           21,107.3594
   01/01/2003                             to  12/31/2003        7.808491         10.567500           68,117.8434
   01/01/2004                             to  12/31/2004       10.567500         11.341842          173,638.0331
   01/01/2005                             to  12/31/2005       11.341842         11.782494          184,554.5275
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001                             to  12/31/2001       10.197092         10.144691              817.0770
   01/01/2002                             to  12/31/2002       10.144691          8.335400           86,927.9948
   01/01/2003                             to  12/31/2003        8.335400         10.729806          999,530.5962
   01/01/2004                             to  12/31/2004       10.729806         11.847038        1,768,557.1590
   01/01/2005                             to  12/31/2005       11.847038         12.847742        1,870,220.8107
=============                            ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         12.610360          140,098.9043
   01/01/2004                             to  12/31/2004       12.610360         14.648163          134,175.9936
   01/01/2005                             to  12/31/2005       14.648163         16.960108          122,497.7134
=============                            ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.771116          9.701665            1,143.7911
   01/01/2005                             to  12/31/2005        9.701665          9.972336          112,100.6194
=============                            ==== ==========       =========         =========        ==============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.612997         10.437354         495,225.7035
   01/01/2005                             to  12/31/2005       10.437354         11.668521         447,702.0184
=============                            ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       10.836205         11.627388         229,626.4664
=============                            ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.158267          7.959924           1,030.7078
   01/01/2002                             to  12/31/2002        7.959924          6.070194          10,577.0242
   01/01/2003                             to  12/31/2003        6.070194          7.653693           7,176.0564
   01/01/2004                             to  12/31/2004        7.653693          8.315793           7,272.8689
   01/01/2005                             to  04/30/2005        8.315793          7.930507               0.0000
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          8.277696         162,696.0851
   01/01/2003                             to  12/31/2003        8.277696          9.905380         576,458.6760
   01/01/2004                             to  12/31/2004        9.905380         10.842241         533,126.5929
   01/01/2005                             to  12/31/2005       10.842241         11.412777         466,886.2052
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         11.817192             214.3027
   01/01/2004                             to  04/30/2004       11.817192         12.027294           3,037.6389
=============                            ==== ==========       =========         =========         ============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       10.665345         10.928274               9.3762
   01/01/2002                             to  12/31/2002       10.928274         11.641311          22,900.5768
   01/01/2003                             to  12/31/2003       11.641311         12.619650          70,615.0232
   01/01/2004                             to  04/30/2004       12.619650         12.580464          76,051.1548
=============                            ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.075452         11.989635         196,908.9803
   01/01/2005                             to  12/31/2005       11.989635         12.552755         246,302.6888
=============                            ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       13.158597         11.955671              47.2347
   01/01/2002                             to  12/31/2002       11.955671          7.786244           4,241.8704
   01/01/2003                             to  12/31/2003        7.786244          9.961475           7,143.0773
   01/01/2004                             to  04/30/2004        9.961475         10.161706          10,556.7130
=============                            ==== ==========       =========         =========         ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001                             to  12/31/2001       14.011787         12.598422            63.8145
   01/01/2002                             to  12/31/2002       12.598422          8.646314         7,688.8173
   01/01/2003                             to  12/31/2003        8.646314         11.283815        73,491.2064
   01/01/2004                             to  12/31/2004       11.283815         11.456686       386,924.7337
   01/01/2005                             to  12/31/2005       11.456686         11.901724       457,872.5966
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.248977         13.045836        51,187.0631
   01/01/2005                             to  12/31/2005       13.045836         14.222221        53,148.5530
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       11.207439         12.184460         3,991.9892
   01/01/2002                             to  12/31/2002       12.184460          8.555648        21,382.9036
   01/01/2003                             to  12/31/2003        8.555648         11.561812        37,584.6195
   01/01/2004                             to  04/30/2004       11.561812         11.773691        54,491.8815
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       18.393302         19.479977        30,761.2121
   01/01/2005                             to  12/31/2005       19.479977         19.672551        28,192.4281
=============                            ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001                             to  12/31/2001        9.813112          9.942579            10.1904
   01/01/2002                             to  12/31/2002        9.942579          9.673140         3,931.7479
   01/01/2003                             to  12/31/2003        9.673140         11.708885        23,768.3956
   01/01/2004                             to  12/31/2004       11.708885         12.630823        16,608.5819
   01/01/2005                             to  12/31/2005       12.630823         12.950182        65,855.7978
=============                            ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001                             to  12/31/2001       10.898695         11.335672         8,828.0506
   01/01/2002                             to  12/31/2002       11.335672         11.949116        65,726.2174
   01/01/2003                             to  12/31/2003       11.949116         12.041860       123,399.5458
   01/01/2004                             to  12/31/2004       12.041860         12.073754       100,591.1866
   01/01/2005                             to  12/31/2005       12.073754         12.009040       114,722.2043
=============                            ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710          8.100489            12.2418
  01/01/2002    to  12/31/2002        8.100489          6.363091         1,234.3747
  01/01/2003    to  12/31/2003        6.363091          8.168666         5,315.6559
  01/01/2004    to  12/31/2004        8.168666          8.912156        10,206.3918
  01/01/2005    to  12/31/2005        8.912156          9.081567         6,964.3199
============   ==== ==========       =========         =========       ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.990799         11.480143        83,705.0624
  01/01/2002    to  12/31/2002       11.480143         12.330129       237,372.4315
  01/01/2003    to  12/31/2003       12.330129         12.754334       195,229.7377
  01/01/2004    to  12/31/2004       12.754334         13.166581       177,150.8802
  01/01/2005    to  12/31/2005       13.166581         13.282689       128,038.3992
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.210673         1,670.1211
  01/01/2002    to  12/31/2002       11.210673          8.942238         4,937.3753
  01/01/2003    to  12/31/2003        8.942238         11.215695        13,112.2880
  01/01/2004    to  12/31/2004       11.215695         12.269782         9,999.9104
  01/01/2005    to  12/31/2005       12.269782         12.713260         9,790.8194
============   ==== ==========       =========         =========       ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.886743         11.024422         1,036.3662
  01/01/2002    to  12/31/2002       11.024422          7.533023         4,518.5109
  01/01/2003    to  12/31/2003        7.533023          9.877193         4,661.6988
  01/01/2004    to  12/31/2004        9.877193         11.534411         4,550.3927
  01/01/2005    to  12/31/2005       11.534411         12.737341         3,528.4884
============   ==== ==========       =========         =========       ============
 SCUDDER VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539         12.229458           142.6900
  01/01/2002    to  12/31/2002       12.229458         13.010875         7,620.9331
  01/01/2003    to  12/31/2003       13.010875         13.099938         6,908.9301
  01/01/2004    to  12/31/2004       13.099938         13.381848         5,804.7805
  01/01/2005    to  12/31/2005       13.381848         13.515712         5,891.0229
============   ==== ==========       =========         =========       ============
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001        9.865125          9.571151            10.1367
  01/01/2002    to  12/31/2002        9.571151          6.270096         4,347.8443
  01/01/2003    to  12/31/2003        6.270096          8.207621         4,317.2510
  01/01/2004    to  12/31/2004        8.207621          8.971822         4,301.5761
  01/01/2005    to  12/31/2005        8.971822          9.458814         4,285.7918
============   ==== ==========       =========         =========       ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.162385         138,388.6558
  01/01/2002    to  12/31/2002       11.162385          8.305264         192,895.6692
  01/01/2003    to  12/31/2003        8.305264         10.581112         156,192.6422
  01/01/2004    to  12/31/2004       10.581112         11.097097         125,200.2882
  01/01/2005    to  12/31/2005       11.097097         11.880570         115,484.0864
============   ==== ==========       =========         =========         ============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002       10.472720          8.296190          18,702.1427
  01/01/2003    to  12/31/2003        8.296190         10.542031          21,317.6207
  01/01/2004    to  12/31/2004       10.542031         11.025703          13,578.1900
  01/01/2005    to  12/31/2005       11.025703         11.776177          13,942.5769
============   ==== ==========       =========         =========         ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.535727          21,294.4654
  01/01/2002    to  12/31/2002        9.535727          7.909335          27,774.5292
  01/01/2003    to  12/31/2003        7.909335         10.041034          25,052.4888
  01/01/2004    to  12/31/2004       10.041034         12.247186          27,255.5591
  01/01/2005    to  12/31/2005       12.247186         14.207240          47,755.8352
============   ==== ==========       =========         =========         ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.680874          7.894540             616.0323
  01/01/2003    to  12/31/2003        7.894540          9.986198             605.7027
  01/01/2004    to  12/31/2004        9.986198         12.150742           2,567.6693
  01/01/2005    to  12/31/2005       12.150742         14.068404          54,617.4258
============   ==== ==========       =========         =========         ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.122980          11,590.6732
  01/01/2002    to  12/31/2002       11.122980          9.064194          72,974.8240
  01/01/2003    to  12/31/2003        9.064194         11.593342          86,532.5042
  01/01/2004    to  12/31/2004       11.593342         12.684101         111,559.6663
  01/01/2005    to  12/31/2005       12.684101         13.172154         110,525.0374
============   ==== ==========       =========         =========         ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001    to  12/31/2001        6.977784          6.964671         158,655.9273
  01/01/2002    to  12/31/2002        6.964671          6.840593         292,223.6627
  01/01/2003    to  12/31/2003        6.840593         10.294514         332,278.8324
  01/01/2004    to  12/31/2004       10.294514         12.627869         352,767.1439
  01/01/2005    to  12/31/2005       12.627869         15.828910         360,961.3270
============   ==== ==========       =========         =========         ============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/02/2001                             to  12/31/2001        9.492602          8.901506          39,277.3430
   01/01/2002                             to  12/31/2002        8.901506          7.130450          77,052.7594
   01/01/2003                             to  12/31/2003        7.130450          9.273224         128,520.8928
   01/01/2004                             to  12/31/2004        9.273224         10.811123         395,172.7968
   01/01/2005                             to  12/31/2005       10.811123         11.716144         545,087.2610
=============                            ==== ==========       =========         =========       ==============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   04/10/2001                             to  12/31/2001       11.599133         11.711380          17,020.3167
   01/01/2002                             to  04/25/2002       11.711380         11.674340               0.0000
=============                            ==== ==========       =========         =========       ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   04/10/2001                             to  12/31/2001        4.961921          4.252165          20,374.6747
   01/01/2002                             to  04/25/2002        4.252165          3.432803               0.0000
=============                            ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       11.324007         12.863783         950,432.5565
=============                            ==== ==========       =========         =========       ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001        7.390419          8.026828         290,769.1364
   01/01/2002                             to  12/31/2002        8.026828          5.384463         661,985.1545
   01/01/2003                             to  12/31/2003        5.384463          7.067084         798,194.4974
   01/01/2004                             to  12/31/2004        7.067084          7.382727         891,109.7242
   01/01/2005                             to  04/30/2005        7.382727          6.334705            196.72871
=============                            ==== ==========       =========         =========      ===============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.123720         61,392.6747
=============                            ==== ==========       =========         =========      ===============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.161869         15,946.1925
=============                            ==== ==========       =========         =========      ===============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.553140          7.110320      2,197,732.7570
   01/01/2005                             to  12/31/2005        7.110320          7.943847      1,857,327.7344
=============                            ==== ==========       =========         =========      ===============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001       13.360301         12.744148        399,730.5584
   01/01/2002                             to  12/31/2002       12.744148          8.669262        862,702.7736
   01/01/2003                             to  12/31/2003        8.669262         10.520105      1,059,865.2306
   01/01/2004                             to  04/30/2004       10.520105         10.404342      1,082,364.4160
=============                            ==== ==========       =========         =========      ===============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.108764        51,957.5673
  01/01/2002    to  12/31/2002       17.108764         12.601558        61,368.8820
  01/01/2003    to  04/24/2003       12.601558         13.079856        63,079.0136
============   ==== ==========       =========         =========       ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.493282        13,199.5909
  01/01/2002    to  12/31/2002       10.493282          8.616959        28,055.7635
  01/01/2003    to  04/25/2003        8.616959          8.365912        28,085.5656
============   ==== ==========       =========         =========       ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.377050       145,492.1584
  01/01/2002    to  12/31/2002       13.377050         14.288890       296,580.0861
  01/01/2003    to  12/31/2003       14.288890         14.583206       387,732.3768
  01/01/2004    to  11/19/2004       14.583206         14.930708       434,416.9639
============   ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.688912        49,822.4695
  01/01/2002    to  12/31/2002       15.688912         11.446361        85,618.1983
  01/01/2003    to  12/31/2003       11.446361         14.997217        86,194.3312
  01/01/2004    to  11/19/2004       14.997217         16.110947        75,748.8035
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.324448       233,408.5599
  01/01/2002    to  12/31/2002       10.324448          8.007075       444,804.5650
  01/01/2003    to  12/31/2003        8.007075          9.595958       454,159.8318
  01/01/2004    to  12/31/2004        9.595958         10.488555       345,909.6572
  01/01/2005    to  12/31/2005       10.488555         11.042024       295,259.3803
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.930635         16.959364        31,597.2726
  01/01/2005    to  12/31/2005       16.959364         16.984334        27,004.0732
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366          7.381925        84,931.8426
  01/01/2002    to  12/31/2002        7.381925          7.167015        83,645.6305
  01/01/2003    to  12/31/2003        7.167015          8.814799        63,811.3341
  01/01/2004    to  04/30/2004        8.814799          8.943022        62,869.7588
============   ==== ==========       =========         =========       ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185         13.951241         211,867.7916
  01/01/2002    to  12/31/2002       13.951241         13.644245         961,841.5750
  01/01/2003    to  12/31/2003       13.644245         15.992320       1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558       1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823       1,399,447.2204
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.522312          77,463.7747
  01/01/2002    to  12/31/2002        9.522312          9.584415         266,220.3470
  01/01/2003    to  12/31/2003        9.584415         11.096348         361,481.0170
  01/01/2004    to  12/31/2004       11.096348         11.877216         378,486.6547
  01/01/2005    to  04/30/2005       11.877216         11.489750             152.8616
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       10.000000          9.009707             457.2833
  01/01/2002    to  12/31/2002        9.009707          9.154638             455.0031
  01/01/2003    to  12/31/2003        9.154638         11.414125          12,786.9768
  01/01/2004    to  12/31/2004       11.414125         12.280336           2,487.4636
  01/01/2005    to  04/30/2005       12.280336         11.800348               0.0000
============   ==== ==========       =========         =========       ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.587451          51,773.1277
  01/01/2002    to  12/31/2002       10.587451          7.379656          91,642.5240
  01/01/2003    to  04/25/2003        7.379656          7.487776          88,546.9313
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       41.872288         46.389254         211,274.3363
  01/01/2005    to  12/31/2005       46.389254         47.309714         191,057.9232
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.130840         179,253.1161
  01/01/2002    to  12/31/2002       12.130840          8.321485         242,304.1611
  01/01/2003    to  12/31/2003        8.321485         10.238325         208,747.0262
  01/01/2004    to  04/30/2004       10.238325         10.042015         211,777.1345
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FOMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.268891          8.208521         495,709.9374
  01/01/2002    to  12/31/2002        8.208521          6.510021       1,145,681.8883
  01/01/2003    to  12/31/2003        6.510021          8.283229       1,186,442.1321
  01/01/2004    to  04/30/2004        8.283229          8.355039       1,063,397.0590
============   ==== ==========       =========         =========       ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.657172          8.641278            4,024.4644
   01/01/2002                             to  12/31/2002        8.641278          7.535981            6,139.1494
   01/01/2003                             to  12/31/2003        7.535981          9.218508            5,659.6312
   01/01/2004                             to  04/30/2004        9.218508          9.388724            5,651.5873
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       39.909345         41.312239          333,795.0812
   01/01/2002                             to  12/31/2002       41.312239         33.272684        1,033,883.0189
   01/01/2003                             to  12/31/2003       33.272684         42.786777        1,593,251.7660
   01/01/2004                             to  12/31/2004       42.786777         47.407274        1,462,636.7260
   01/01/2005                             to  12/31/2005       47.407274         48.215337        1,315,097.2795
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.803813          8.303774            7,715.2654
   01/01/2003                             to  12/31/2003        8.303774         10.196100            8,331.5277
   01/01/2004                             to  04/30/2004       10.196100          9.989902            8,449.0272
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000          9.959547            6,630.7128
   01/01/2002                             to  12/31/2002        9.959547          8.527764           23,042.3542
   01/01/2003                             to  12/31/2003        8.527764         10.775679           23,811.8202
   01/01/2004                             to  04/30/2004       10.775679         10.794246           23,062.0805
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464         12.210438          283,891.4512
   01/01/2002                             to  12/31/2002       12.210438         10.591865          438,433.3442
   01/01/2003                             to  12/31/2003       10.591865         13.038724          457,398.9074
   01/01/2004                             to  04/30/2004       13.038724         13.238207          408,778.6238
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       12.663647         12.740689            9,525.5606
   01/01/2002                             to  12/31/2002       12.740689         10.576546           39,862.9040
   01/01/2003                             to  12/31/2003       10.576546         13.782424           13,815.1877
   01/01/2004                             to  04/30/2004       13.782424         13.855810           10,565.4301
=============                            ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.163640          8.802984         103,222.3907
  01/01/2002    to  12/31/2002        8.802984          6.544880         261,933.6938
  01/01/2003    to  12/31/2003        6.544880          8.736494         335,535.6865
  01/01/2004    to  12/31/2004        8.736494          9.662589         328,427.4924
  01/01/2005    to  12/31/2005        9.662589          9.940352         312,261.9803
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.107837         23.431176         107,578.0760
  01/01/2005    to  12/31/2005       23.431176         24.956952          88,530.1878
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556         12.406758         165,084.8047
  01/01/2002    to  12/31/2002       12.406758         10.663385         244,273.4377
  01/01/2003    to  12/31/2003       10.663385         13.526526         227,492.8274
  01/01/2004    to  04/30/2004       13.526526         13.940191         197,392.8790
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.425201         180,685.9894
  01/01/2002    to  12/31/2002       17.425201         15.497327         409,606.1774
  01/01/2003    to  12/31/2003       15.497327         19.188657         530,189.8002
  01/01/2004    to  12/31/2004       19.188657         23.498662         726,395.0754
  01/01/2005    to  12/31/2005       23.498662         24.975286         819,096.4932
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.720365         11.158321           6,472.6220
  01/01/2005    to  12/31/2005       11.158321         12.817041           5,064.6875
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151          7.174500           4,384.1230
  01/01/2002    to  12/31/2002        7.174500          5.619310           4,670.5398
  01/01/2003    to  12/31/2003        5.619310          6.882211           3,922.6016
  01/01/2004    to  04/30/2004        6.882211          6.946122           4,282.1728
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       10.955669         10.279624              28.7697
  01/01/2002    to  12/31/2002       10.279624          8.395837             133.4181
  01/01/2003    to  12/31/2003        8.395837         11.958008             114.3940
  01/01/2004    to  04/30/2004       11.958008         12.007714             114.3940
============   ==== ==========       =========         =========         ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464          9.723017            5,255.1184
  01/01/2002    to  12/31/2002        9.723017          7.810082            5,202.0847
  01/01/2003    to  12/31/2003        7.810082         10.408896            4,606.6471
  01/01/2004    to  04/30/2004       10.408896         10.155880            5,809.5914
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526          8.364799           41,049.8664
  01/01/2002    to  12/31/2002        8.364799          7.256874          522,387.8148
  01/01/2003    to  12/31/2003        7.256874          9.425479          874,528.2853
  01/01/2004    to  12/31/2004        9.425479         11.084222        1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222         12.698204        1,644,548.8198
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934          9.705998            4,815.0888
  01/01/2002    to  12/31/2002        9.705998          8.245550            8,747.7535
  01/01/2003    to  12/31/2003        8.245550         10.804180            8,424.5483
  01/01/2004    to  04/30/2004       10.804180         10.705111            5,358.2944
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       14.406299         12.908230          228,138.0493
  01/01/2002    to  12/31/2002       12.908230         10.453331          500,054.1756
  01/01/2003    to  12/31/2003       10.453331         13.215719          583,107.0148
  01/01/2004    to  12/31/2004       13.215719         15.104135          410,803.3479
  01/01/2005    to  04/30/2005       15.104135         14.657833              490.1258
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001        7.574525          6.118329          132,703.4185
  01/01/2002    to  12/31/2002        6.118329          4.897527          279,832.6457
  01/01/2003    to  12/31/2003        4.897527          6.143105          298,709.2600
  01/01/2004    to  04/30/2004        6.143105          6.240635          256,227.2231
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041611         10.134443           77,162.0693
  01/01/2002    to  12/31/2002       10.134443         10.077868          745,567.9878
  01/01/2003    to  12/31/2003       10.077868          9.955999          890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432          509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283            3,411.3696
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.455514         14.277527          535,190.5442
============   ==== ==========       =========         =========        ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001                             to  12/31/2001        9.045735         10.174973         150,995.3732
   01/01/2002                             to  12/31/2002       10.174973         10.239382         296,070.9198
   01/01/2003                             to  12/31/2003       10.239382         14.002497         339,844.2872
   01/01/2004                             to  12/31/2004       14.002497         18.631496         306,186.7615
   01/01/2005                             to  04/30/2005       18.631496         17.854757             272.9518
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.808000          8.277517       2,529,877.5500
   01/01/2005                             to  12/31/2005        8.277517          8.526290       1,927,136.5714
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879          8.816609         247,377.6617
   01/01/2002                             to  12/31/2002        8.816609          7.207355         502,246.9635
   01/01/2003                             to  12/31/2003        7.207355          8.566070         487,970.7247
   01/01/2004                             to  04/30/2004        8.566070          8.601707         433,377.3997
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154          7.854776          19,534.0571
   01/01/2002                             to  12/31/2002        7.854776          5.970450          19,065.6201
   01/01/2003                             to  12/31/2003        5.970450          7.241893          19,705.1128
   01/01/2004                             to  04/30/2004        7.241893          7.147694          19,705.1128
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.749005         10.818288          23,995.3125
   01/01/2002                             to  12/31/2002       10.818288          8.010563          30,809.9421
   01/01/2003                             to  12/31/2003        8.010563          9.799582          30,084.2724
   01/01/2004                             to  04/30/2004        9.799582          9.976867          29,855.9158
=============                            ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       10.075038         10.515687          72,154.0372
   01/01/2002                             to  12/31/2002       10.515687         11.304919       2,135,803.4105
   01/01/2003                             to  12/31/2003       11.304919         11.598744       3,129,998.9400
   01/01/2004                             to  12/31/2004       11.598744         11.976661       2,930,256.0470
   01/01/2005                             to  12/31/2005       11.976661         12.045993       2,864,523.5732
=============                            ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.234792           19,151.7733
  01/01/2002    to  12/31/2002       14.234792         11.034466           26,356.4036
  01/01/2003    to  12/31/2003       11.034466         13.923398           29,137.8876
  01/01/2004    to  12/31/2004       13.923398         16.204999           27,032.2201
  01/01/2005    to  12/31/2005       16.204999         17.500594           24,012.179
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.285491          7.122789          490,111.7668
  01/01/2005    to  12/31/2005        7.122789          8.048401          407,960.8926
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457          7.188752          283,383.3877
  01/01/2002    to  12/31/2002        7.188752          4.815363          645,868.9467
  01/01/2003    to  12/31/2003        4.815363          6.528193          650,219.2445
  01/01/2004    to  04/30/2004        6.528193          6.658396          575,384.4424
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046          8.220557          107,325.0956
  01/01/2002    to  12/31/2002        8.220557          4.525032          874,509.3435
  01/01/2003    to  12/31/2003        4.525032          6.081870        2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322        1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436        1,739,314.5771
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.084961         17.864943            6,383.4048
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468         10.561257            7,698.6500
  01/01/2002    to  12/31/2002       10.561257          9.209199           14,806.3978
  01/01/2003    to  12/31/2003        9.209199         12.866057            9,260.6915
  01/01/2004    to  12/31/2004       12.866057         15.948792            8,158.9213
  01/01/2005    to  04/30/2005       15.948792         14.967683                0.0000
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.927402         14.226210          749,621.5910
  01/01/2005    to  12/31/2005       14.226210         16.160130          675,892.4241
============   ==== ==========       =========         =========        ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000         11.077159            3,453.9341
   01/01/2002                             to  12/31/2002       11.077159         10.201433           32,437.8880
   01/01/2003                             to  12/31/2003       10.201433         14.138051           25,428.8304
   01/01/2004                             to  04/30/2004       14.138051         14.324158           24,789.3422
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998644         10.458340          233,041.5843
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       42.373547         42.523806            4,676.0046
   01/01/2005                             to  12/31/2005       42.523806         42.731058           63,880.1102
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.860067          9.947469          573,196.9846
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       15.957788         17.923294           28,204.3266
   01/01/2005                             to  12/31/2005       17.923294         18.320153           29,885.8421
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          7.803262          123,611.0320
   01/01/2003                             to  12/31/2003        7.803262         10.549879          281,063.6073
   01/01/2004                             to  12/31/2004       10.549879         11.311583          480,706.5590
   01/01/2005                             to  12/31/2005       11.311583         11.739347          526,151.6279
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001                             to  12/31/2001       10.196756         10.136771          167,899.0385
   01/01/2002                             to  12/31/2002       10.136771          8.320551        1,455,072.3987
   01/01/2003                             to  12/31/2003        8.320551         10.699997        2,837,066.7900
   01/01/2004                             to  12/31/2004       10.699997         11.802287        3,113,698.1630
   01/01/2005                             to  12/31/2005       11.802287         12.786459        3,101,670.2116
=============                            ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         12.601949           54,003.9453
   01/01/2004                             to  12/31/2004       12.601949         14.623726           52,425.3828
   01/01/2005                             to  12/31/2005       14.623726         16.914945           52,315.0958
=============                            ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.744763          9.666106            7,437.1852
   01/01/2005                             to  12/31/2005        9.666106          9.925888          184,281.7557
=============                            ==== ==========       =========         =========        ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.593715         10.409513         892,343.7227
   01/01/2005                             to  12/31/2005       10.409513         11.625804         816,190.2397
=============                            ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       10.797642         11.578333         515,068.8129
=============                            ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.158267          7.954140          27,710.5086
   01/01/2002                             to  12/31/2002        7.954140          6.059699          49,141.0675
   01/01/2003                             to  12/31/2003        6.059699          7.632826          47,615.3307
   01/01/2004                             to  12/31/2004        7.632826          8.284811          41,094.4581
   01/01/2005                             to  04/30/2005        8.284811          7.898384               0.0000
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          8.272157         154,240.0671
   01/01/2003                             to  12/31/2003        8.272157          9.888863         320,486.8723
   01/01/2004                             to  12/31/2004        9.888863         10.813315         301,118.6436
   01/01/2005                             to  12/31/2005       10.813315         11.370986         275,435.2714
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         11.809301               0.0000
   01/01/2004                             to  04/30/2004       11.809301         12.015314              74.1117
=============                            ==== ==========       =========         =========         ============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       10.665345         10.920347               9.3762
   01/01/2002                             to  12/31/2002       10.920347         11.621240          25,420.0822
   01/01/2003                             to  12/31/2003       11.621240         12.585301          31,167.3937
   01/01/2004                             to  04/30/2004       12.585301         12.542098          31,983.6295
=============                            ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.014845         11.916121         222,600.4184
   01/01/2005                             to  12/31/2005       11.916121         12.463356         358,599.2107
=============                            ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       13.158597         11.946982          17,779.5545
   01/01/2002                             to  12/31/2002       11.946982          7.772782          32,247.4836
   01/01/2003                             to  12/31/2003        7.772782          9.934321          23,028.5224
   01/01/2004                             to  04/30/2004        9.934321         10.130677          21,447.7052
=============                            ==== ==========       =========         =========         ============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001                             to  12/31/2001       14.011787         12.589814        20,482.3310
   01/01/2002                             to  12/31/2002       12.589814          8.631748        77,891.5610
   01/01/2003                             to  12/31/2003        8.631748         11.253576       140,604.7296
   01/01/2004                             to  12/31/2004       11.253576         11.414530       467,062.8871
   01/01/2005                             to  12/31/2005       11.414530         11.846113       716,247.0255
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.161383         12.943954        75,437.4466
   01/01/2005                             to  12/31/2005       12.943954         14.097094        69,253.6304
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       11.207439         12.175342        24,956.1260
   01/01/2002                             to  12/31/2002       12.175342          8.540681        55,319.8510
   01/01/2003                             to  12/31/2003        8.540681         11.530067        67,277.0956
   01/01/2004                             to  04/30/2004       11.530067         11.737509        78,239.1365
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       18.219189         19.282790        26,862.4994
   01/01/2005                             to  12/31/2005       19.282790         19.454003        27,228.1395
=============                            ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001                             to  12/31/2001        9.813112          9.935372         9,205.6617
   01/01/2002                             to  12/31/2002        9.935372          9.656462        13,668.0906
   01/01/2003                             to  12/31/2003        9.656462         11.677014        72,950.6550
   01/01/2004                             to  12/31/2004       11.677014         12.583819        80,033.8788
   01/01/2005                             to  12/31/2005       12.583819         12.889127       126,517.2656
=============                            ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001                             to  12/31/2001       10.898695         11.327448        14,805.8808
   01/01/2002                             to  12/31/2002       11.327448         11.928507       100,630.8538
   01/01/2003                             to  12/31/2003       11.928507         12.009083        68,521.7498
   01/01/2004                             to  12/31/2004       12.009083         12.028821        81,468.5283
   01/01/2005                             to  12/31/2005       12.028821         11.952419        85,716.4855
=============                            ==== ==========       =========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710          8.094606         4,862.1503
  01/01/2002    to  12/31/2002        8.094606          6.352110        56,977.6730
  01/01/2003    to  12/31/2003        6.352110          8.146422        17,787.2976
  01/01/2004    to  12/31/2004        8.146422          8.878981        19,108.2152
  01/01/2005    to  12/31/2005        8.878981          9.038745        13,381.7611
============   ==== ==========       =========         =========       ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.990799         11.471803       279,978.2282
  01/01/2002    to  12/31/2002       11.471803         12.308845       495,189.8313
  01/01/2003    to  12/31/2003       12.308845         12.719587       450,359.3232
  01/01/2004    to  12/31/2004       12.719587         13.117550       430,499.3373
  01/01/2005    to  12/31/2005       13.117550         13.220032       359,512.0677
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.202545        21,753.2700
  01/01/2002    to  12/31/2002       11.202545          8.926812        22,603.5346
  01/01/2003    to  12/31/2003        8.926812         11.185167        21,303.3222
  01/01/2004    to  12/31/2004       11.185167         12.224123        40,084.3715
  01/01/2005    to  12/31/2005       12.224123         12.653328        44,117.6739
============   ==== ==========       =========         =========       ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.886743         11.016404         3,976.3220
  01/01/2002    to  12/31/2002       11.016404          7.520003        15,387.7145
  01/01/2003    to  12/31/2003        7.520003          9.850282         8,360.3194
  01/01/2004    to  12/31/2004        9.850282         11.491458         7,327.6460
  01/01/2005    to  12/31/2005       11.491458         12.677266         5,493.5986
============   ==== ==========       =========         =========       ============
 SCUDDER VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539         12.220680         9,196.0218
  01/01/2002    to  12/31/2002       12.220680         12.988538        32,631.7469
  01/01/2003    to  12/31/2003       12.988538         13.064372        23,281.6707
  01/01/2004    to  12/31/2004       13.064372         13.332140        18,618.0001
  01/01/2005    to  12/31/2005       13.332140         13.452082        13,049.7365
============   ==== ==========       =========         =========       ============
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001        9.865125          9.564269         5,454.9319
  01/01/2002    to  12/31/2002        9.564269          6.259309         4,015.8607
  01/01/2003    to  12/31/2003        6.259309          8.185333         4,465.8474
  01/01/2004    to  12/31/2004        8.185333          8.938491         4,334.7752
  01/01/2005    to  12/31/2005        8.938491          9.414286         3,872.2733
============   ==== ==========       =========         =========       ============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                             to  12/31/2004       19.403176         20.761338             0.0000
   01/01/2005                             to  12/31/2005       20.761338         22.207661           188.8630
=============                            ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                             to  12/31/2004       15.077094         17.786584           773.6308
   01/01/2005                             to  12/31/2005       17.786584         20.624526        43,459.2840
=============                            ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                             to  12/31/2004       47.168508         51.437589         1,478.7947
   01/01/2005                             to  12/31/2005       51.437589         53.496731         3,433.4825
=============                            ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                             to  12/31/2004        6.847729          8.407970       113,287.6509
   01/01/2005                             to  12/31/2005        8.407970         10.555071       241,982.5724
=============                            ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                             to  12/31/2004       22.322642         25.693100        63,842.9028
   01/01/2005                             to  12/31/2005       25.693100         27.885593       158,057.5721
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       11.402499         12.965826       243,909.2927
=============                            ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                             to  12/31/2004       13.657809         14.372612        90,539.1535
   01/01/2005                             to  04/30/2005       14.372612         12.338375             0.0000
=============                            ==== ==========       =========         =========       ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.127506        43,246.1495
=============                            ==== ==========       =========         =========       ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.165670       103,277.5711
=============                            ==== ==========       =========         =========       ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.597854          7.165960       357,322.6776
   01/01/2005                             to  12/31/2005        7.165960          8.017990       266,399.2212
=============                            ==== ==========       =========         =========       ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       14.431310         14.895701        88,025.7612
=============                            ==== ==========       =========         =========       ============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       14.715388         15.796607           318.2712
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.104967         17.147561       305,895.0429
   01/01/2005                             to  12/31/2005       17.147561         17.145239       406,319.8207
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                             to  12/31/2004       14.305507         15.358021        69,881.3464
   01/01/2005                             to  04/30/2005       15.358021         14.864274             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                             to  12/31/2004       15.998431         17.210010             0.0000
   01/01/2005                             to  04/30/2005       17.210010         16.545435             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       43.155329         47.778007       272,199.5771
   01/01/2005                             to  12/31/2005       47.778007         48.665131       364,471.4972
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.756346          9.716826        32,116.1204
   01/01/2005                             to  12/31/2005        9.716826         10.011111        58,534.9431
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       20.043768         23.336992       169,864.5641
   01/01/2005                             to  12/31/2005       23.336992         24.840578       427,820.2025
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.735580         11.170897       341,872.9895
   01/01/2005                             to  12/31/2005       11.170897         12.812338       466,828.0333
=============                            ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.979567          9.932521        35,261.8340
   01/01/2005                             to  04/30/2005        9.932521          9.942272             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.474308         14.313282       167,563.8515
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       15.115025         20.711273        37,149.6055
   01/01/2005                             to  04/30/2005       20.711273         19.857551             0.0000
=============                            ==== ==========       =========         =========       ============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.861263          8.342276         587,746.6856
   01/01/2005                             to  12/31/2005        8.342276          8.605857         491,941.5275
=============                            ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.652784         12.070302         627,605.8901
   01/01/2005                             to  12/31/2005       12.070302         12.158353       1,222,596.5719
=============                            ==== ==========       =========         =========       ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.568596         14.565078           2,066.9340
   01/01/2005                             to  12/31/2005       14.565078         15.753095           9,231.8931
=============                            ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.271657          7.103474         404,278.9055
   01/01/2005                             to  12/31/2005        7.103474          8.021608         740,632.1901
=============                            ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.975352         14.297607         260,661.2046
   01/01/2005                             to  12/31/2005       14.297607         16.265528         248,109.4350
=============                            ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998767         10.468869         253,637.4236
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       43.880664         43.908593           3,315.2247
   01/01/2005                             to  12/31/2005       43.908593         44.188654          74,302.8705
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.942177         10.040284          44,106.0766
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.049731         18.044500          29,480.0928
   01/01/2005                             to  12/31/2005       18.044500         18.471644          27,456.8359
=============                            ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.589837         11.357010         103,152.8346
   01/01/2005                             to  12/31/2005       11.357010         11.804135         219,351.0393
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                             to  12/31/2004       11.055459         11.894586         898,607.9162
   01/01/2005                             to  12/31/2005       11.894586         12.905737       1,334,449.9423
=============                            ==== ==========       =========         =========       ==============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       11.667009         13.318846           684.9853
   01/01/2005                             to  12/31/2005       13.318846         15.428671         1,873.7348
=============                            ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.784337          9.719514         9,451.3041
   01/01/2005                             to  12/31/2005        9.719514          9.995667       234,723.2231
=============                            ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.632312         10.461794       351,174.6091
   01/01/2005                             to  12/31/2005       10.461794         11.701673       432,162.4161
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.651943          8.476841         1,609.7314
   01/01/2005                             to  12/31/2005        8.476841          8.927355        10,384.2329
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.105880         12.026561       121,618.3253
   01/01/2005                             to  12/31/2005       12.026561         12.597694       381,939.9241
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                             to  12/31/2004       49.396368         51.290314        51,196.1692
   01/01/2005                             to  12/31/2005       51.290314         53.309267       135,608.4182
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.293010         13.097077         4,081.2928
   01/01/2005                             to  12/31/2005       13.097077         14.285200        10,330.9892
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       18.480982         19.579325         1,105.4301
   01/01/2005                             to  12/31/2005       19.579325         19.782744         6,912.5974
=============                            ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                             to  12/31/2004       11.792697         12.776191           841.9190
   01/01/2005                             to  12/31/2005       12.776191         13.105759        87,830.7267
=============                            ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                             to  12/31/2004       12.036546         12.097844        96,530.8397
   01/01/2005                             to  12/31/2005       12.097844         12.039003        50,576.4933
=============                            ==== ==========       =========         =========       ============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                             to  12/31/2004       11.895202         12.969860          542.4920
   01/01/2005                             to  12/31/2005       12.969860         13.222995        3,399.2965
=============                            ==== ==========       =========         =========        ==========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                             to  12/31/2004       43.934444         47.658643          802.9248
   01/01/2005                             to  12/31/2005       47.658643         49.405839          980.0529
=============                            ==== ==========       =========         =========        ==========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                             to  12/31/2004       12.217615         13.909535          687.7593
   01/01/2005                             to  12/31/2005       13.909535         15.367824          149.7068
=============                            ==== ==========       =========         =========        ==========

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                             to  12/31/2004       18.876607         20.164452             0.0000
   01/01/2005                             to  12/31/2005       20.164452         21.515502             0.0000
=============                            ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                             to  12/31/2004       14.667996         17.275317             0.0000
   01/01/2005                             to  12/31/2005       17.275317         19.981824         1,672.7500
=============                            ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                             to  12/31/2004       45.141256         49.145328             0.0000
   01/01/2005                             to  12/31/2005       49.145328         50.985461             0.0000
=============                            ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                             to  12/31/2004        6.709168          8.224201        12,632.4751
   01/01/2005                             to  12/31/2005        8.224201         10.298691        16,933.9559
=============                            ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                             to  12/31/2004       21.662247         24.891707         4,253.9983
   01/01/2005                             to  12/31/2005       24.891707         26.948561         6,772.5151
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       11.345499         12.879664       362,246.6080
=============                            ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                             to  12/31/2004       13.453850         14.134511         7,452.8552
   01/01/2005                             to  04/30/2005       14.134511         12.124073             0.0000
=============                            ==== ==========       =========         =========       ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.121196             0.0000
=============                            ==== ==========       =========         =========       ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.159336             0.0000
=============                            ==== ==========       =========         =========       ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.581263          7.136100       781,225.4021
   01/01/2005                             to  12/31/2005        7.136100          7.964706       525,101.1448
=============                            ==== ==========       =========         =========       ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       14.145175         14.580471         4,353.1515
=============                            ==== ==========       =========         =========       ============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       14.423600         15.462288            92.9188
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.064451         17.076098       685,346.9420
   01/01/2005                             to  12/31/2005       17.076098         17.031269       537,149.8991
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                             to  12/31/2004       13.995030         14.999825         4,641.0323
   01/01/2005                             to  04/30/2005       14.999825         14.505759             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                             to  12/31/2004       15.270372         16.399617             0.0000
   01/01/2005                             to  04/30/2005       16.399617         15.753483             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       43.046833         47.578964       429,989.9089
   01/01/2005                             to  12/31/2005       47.578964         48.341721       351,515.8593
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.686076          9.622877             0.0000
   01/01/2005                             to  12/31/2005        9.622877          9.889633         6,276.6601
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       19.710562         22.911042        12,243.5736
   01/01/2005                             to  12/31/2005       22.911042         24.326474        25,702.6111
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.711106         11.124362       522,437.5979
   01/01/2005                             to  12/31/2005       11.124362         12.727210       405,795.7495
=============                            ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.954439          9.891100       253,746.9493
   01/01/2005                             to  04/30/2005        9.891100          9.892743             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.443000         14.253740       136,325.5664
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       15.001085         20.521158         1,059.4204
   01/01/2005                             to  04/30/2005       20.521158         19.659220             0.0000
=============                            ==== ==========       =========         =========       ============

                                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.841501          8.307522         1,304,920.5870
   01/01/2005                             to  12/31/2005        8.307522          8.548668           994,431.8974
=============                            ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.623443         12.019969           763,670.5952
   01/01/2005                             to  12/31/2005       12.019969         12.077499           699,133.5903
=============                            ==== ==========       =========         =========         ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.319307         14.252550                41.1182
   01/01/2005                             to  12/31/2005       14.252550         15.376713                40.9022
=============                            ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.255895          7.073886           539,705.6911
   01/01/2005                             to  12/31/2005        7.073886          7.968314           522,229.9930
=============                            ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.945259         14.238069           658,400.3957
   01/01/2005                             to  12/31/2005       14.238069         16.157491           582,506.2236
=============                            ==== ==========       =========         =========         ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998562         10.451325            22,966.7521
=============                            ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       41.610737         41.624957                18.0211
   01/01/2005                             to  12/31/2005       41.624957         41.786131               858.5974
=============                            ==== ==========       =========         =========         ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.892445          9.973519           458,380.6783
=============                            ==== ==========       =========         =========         ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       15.896785         17.842943             1,432.6957
   01/01/2005                             to  12/31/2005       17.842943         18.219848             2,078.4602
=============                            ==== ==========       =========         =========         ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.536806         11.281419             3,772.1408
   01/01/2005                             to  12/31/2005       11.281419         11.696374            10,930.0985
=============                            ==== ==========       =========         =========         ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                             to  12/31/2004       11.027666         11.845032         1,387,014.0070
   01/01/2005                             to  12/31/2005       11.845032         12.819984         1,232,480.4169
=============                            ==== ==========       =========         =========         ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       11.293344         12.870928             0.0000
   01/01/2005                             to  12/31/2005       12.870928         14.872688             0.0000
=============                            ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.718478          9.630663         4,284.4024
   01/01/2005                             to  12/31/2005        9.630663          9.879639        10,210.4079
=============                            ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.608101         10.418212       663,087.6564
   01/01/2005                             to  12/31/2005       10.418212         11.623927       515,598.7796
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.556583          8.357337             0.0000
   01/01/2005                             to  12/31/2005        8.357337          8.779589             0.0000
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.954570         11.843058        10,204.4961
   01/01/2005                             to  12/31/2005       11.843058         12.374594        15,562.6811
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                             to  12/31/2004       47.272476         49.003651         4,642.2216
   01/01/2005                             to  12/31/2005       49.003651         50.805801         7,591.4427
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.074414         12.842867             0.0000
   01/01/2005                             to  12/31/2005       12.842867         13.973068             0.0000
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       18.046723         19.087598             0.0000
   01/01/2005                             to  12/31/2005       19.087598         19.237881             0.0000
=============                            ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                             to  12/31/2004       11.616720         12.564699             0.0000
   01/01/2005                             to  12/31/2005       12.564699         12.856712           622.4767
=============                            ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                             to  12/31/2004       11.880671         11.921395             0.0000
   01/01/2005                             to  12/31/2005       11.921395         11.833866         2,523.5005
=============                            ==== ==========       =========         =========       ============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                             to  12/31/2004       11.708080         12.744690           0.0000
   01/01/2005                             to  12/31/2005       12.744690         12.961081           0.0000
=============                            ==== ==========       =========         =========         ========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                             to  12/31/2004       42.184562         45.684643          12.2422
   01/01/2005                             to  12/31/2005       45.684643         47.241564         949.0122
=============                            ==== ==========       =========         =========         ========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                             to  12/31/2004       11.995454         13.633986           0.0000
   01/01/2005                             to  12/31/2005       13.633986         15.025898           0.0000
=============                            ==== ==========       =========         =========         ========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.149853        39,781.6782
  01/01/2002    to  12/31/2002       11.149853          8.283479        67,299.1238
  01/01/2003    to  12/31/2003        8.283479         10.537557        57,416.3486
  01/01/2004    to  12/31/2004       10.537557         11.034807        60,833.2394
  01/01/2005    to  12/31/2005       11.034807         11.796229        58,473.1054
============   ==== ==========       =========         =========       ============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002       10.455755          8.274422         5,123.2638
  01/01/2003    to  12/31/2003        8.274422         10.498626         3,154.5434
  01/01/2004    to  12/31/2004       10.498626         10.963802         3,113.3199
  01/01/2005    to  12/31/2005       10.963802         11.692564         3,144.4153
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.525031         3,498.6847
  01/01/2002    to  12/31/2002        9.525031          7.888596         5,038.8382
  01/01/2003    to  12/31/2003        7.888596          9.999711         4,871.2107
  01/01/2004    to  12/31/2004        9.999711         12.178466        12,406.1605
  01/01/2005    to  12/31/2005       12.178466         14.106414        28,552.8247
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.665202          7.873851            10.3464
  01/01/2003    to  12/31/2003        7.873851          9.945120         1,809.6117
  01/01/2004    to  12/31/2004        9.945120         12.082586         5,542.9163
  01/01/2005    to  12/31/2005       12.082586         13.968589        19,705.2451
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.111610         7,804.1267
  01/01/2002    to  12/31/2002       11.111610          9.041335        94,827.0369
  01/01/2003    to  12/31/2003        9.041335         11.546785        99,176.3503
  01/01/2004    to  12/31/2004       11.546785         12.614180        97,766.1046
  01/01/2005    to  12/31/2005       12.614180         13.079966        95,175.2572
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001    to  12/31/2001        6.977784          6.957091       143,570.6035
  01/01/2002    to  12/31/2002        6.957091          6.822902       258,753.2602
  01/01/2003    to  12/31/2003        6.822902         10.252540       294,435.2887
  01/01/2004    to  12/31/2004       10.252540         12.557490       278,444.2294
  01/01/2005    to  12/31/2005       12.557490         15.717185       245,427.9309
============   ==== ==========       =========         =========       ============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/02/2001                             to  12/31/2001        9.492602          8.891510           10,843.1835
   01/01/2002                             to  12/31/2002        8.891510          7.111749           38,755.4190
   01/01/2003                             to  12/31/2003        7.111749          9.235060          123,953.9822
   01/01/2004                             to  12/31/2004        9.235060         10.750454          266,809.2952
   01/01/2005                             to  12/31/2005       10.750454         11.632986          277,553.6036
=============                            ==== ==========       =========         =========        ==============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   04/10/2001                             to  12/31/2001       11.599133         11.698638            9,034.8775
   01/01/2002                             to  04/25/2002       11.698638         11.656126                0.0000
=============                            ==== ==========       =========         =========        ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   04/10/2001                             to  12/31/2001        4.961921          4.247531           11,732.5881
   01/01/2002                             to  04/25/2002        4.247531          3.427434                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       11.263622         12.782480          817,804.6238
=============                            ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001        7.390419          8.018085          190,952.5496
   01/01/2002                             to  12/31/2002        8.018085          5.370516          457,102.8516
   01/01/2003                             to  12/31/2003        5.370516          7.038229          629,211.8352
   01/01/2004                             to  12/31/2004        7.038229          7.341529          671,901.6698
   01/01/2005                             to  04/30/2005        7.341529          6.296271                0.0000
=============                            ==== ==========       =========         =========        ==============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.119934                0.0000
=============                            ==== ==========       =========         =========        ==============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005                             to  12/31/2005       10.000000         10.158070                0.0000
=============                            ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.522523          7.070062        2,084,113.6850
   01/01/2005                             to  12/31/2005        7.070062          7.887068        1,702,529.6789
=============                            ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001       13.360301         12.730273          286,480.5948
   01/01/2002                             to  12/31/2002       12.730273          8.646800          610,397.5840
   01/01/2003                             to  12/31/2003        8.646800         10.477136          865,464.4757
   01/01/2004                             to  04/30/2004       10.477136         10.356737          919,131.1769
=============                            ==== ==========       =========         =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.089569        11,502.3566
  01/01/2002    to  12/31/2002       17.089569         12.568520        16,549.2743
  01/01/2003    to  04/24/2003       12.568520         13.039455        16,617.0071
============   ==== ==========       =========         =========       ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.481506         2,917.0795
  01/01/2002    to  12/31/2002       10.481506          8.594369         3,743.3554
  01/01/2003    to  04/25/2003        8.594369          8.340065         4,134.6834
============   ==== ==========       =========         =========       ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.362058        59,524.4518
  01/01/2002    to  12/31/2002       13.362058         14.251499       156,931.8255
  01/01/2003    to  12/31/2003       14.251499         14.523236       305,601.0555
  01/01/2004    to  11/19/2004       14.523236         14.849583       332,603.1958
============   ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.671320        11,092.2320
  01/01/2002    to  12/31/2002       15.671320         11.416343        21,931.9612
  01/01/2003    to  12/31/2003       11.416343         14.935490        22,894.3009
  01/01/2004    to  11/19/2004       14.935490         16.023358        20,298.5026
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.313205       217,020.4313
  01/01/2002    to  12/31/2002       10.313205          7.986347       351,423.9175
  01/01/2003    to  12/31/2003        7.986347          9.556775       272,807.4505
  01/01/2004    to  12/31/2004        9.556775         10.430031       204,597.5828
  01/01/2005    to  12/31/2005       10.430031         10.964002       174,417.5238
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.740284         16.740068        10,154.3720
  01/01/2005    to  12/31/2005       16.740068         16.739654         9,923.2631
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366          7.373879        30,335.5873
  01/01/2002    to  12/31/2002        7.373879          7.148465        30,391.6982
  01/01/2003    to  12/31/2003        7.148465          8.778808        25,017.0656
  01/01/2004    to  04/30/2004        8.778808          8.902118        23,396.2978
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495         13.934910           41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857          183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780        1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,019,329.1949
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.511941           82,917.1643
  01/01/2002    to  12/31/2002        9.511941          9.559619          177,302.0993
  01/01/2003    to  12/31/2003        9.559619         11.051057          312,014.4223
  01/01/2004    to  12/31/2004       11.051057         11.810963          326,832.3692
  01/01/2005    to  04/30/2005       11.810963         11.420069                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       10.000000          9.000486              336.2873
  01/01/2002    to  12/31/2002        9.000486          9.131561            7,924.5269
  01/01/2003    to  12/31/2003        9.131561         11.368295           10,378.6618
  01/01/2004    to  12/31/2004       11.368295         12.212649            7,116.7915
  01/01/2005    to  04/30/2005       12.212649         11.729565                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.575580            8,710.4378
  01/01/2002    to  12/31/2002       10.575580          7.360312           16,460.9876
  01/01/2003    to  04/25/2003        7.360312          7.464640           18,180.4768
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       40.976171         45.351346          147,551.7942
  01/01/2005    to  12/31/2005       45.351346         46.182080          135,425.3018
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.117240           54,068.6823
  01/01/2002    to  12/31/2002       12.117240          8.299670           93,756.8991
  01/01/2003    to  12/31/2003        8.299670         10.196192           83,274.5138
  01/01/2004    to  04/30/2004       10.196192          9.995761           82,813.3027
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FOMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.268891          8.199582          417,144.9992
  01/01/2002    to  12/31/2002        8.199582          6.493162          971,697.6657
  01/01/2003    to  12/31/2003        6.493162          8.249417          913,046.0225
  01/01/2004    to  04/30/2004        8.249417          8.316834          850,208.0168
============   ==== ==========       =========         =========        ==============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.657172          8.631869         3,339.2745
   01/01/2002                             to  12/31/2002        8.631869          7.516483         3,252.2803
   01/01/2003                             to  12/31/2003        7.516483          9.180895         3,317.7228
   01/01/2004                             to  04/30/2004        9.180895          9.345810         3,317.7228
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       39.907383         41.263886        62,136.3978
   01/01/2002                             to  12/31/2002       41.263886         33.183838       193,615.0006
   01/01/2003                             to  12/31/2003       33.183838         42.608637       694,811.9466
   01/01/2004                             to  12/31/2004       42.608637         47.138957       782,579.5836
   01/01/2005                             to  12/31/2005       47.138957         47.870784       706,835.4937
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.786324          8.281995        11,406.2346
   01/01/2003                             to  12/31/2003        8.281995         10.154134        15,777.8622
   01/01/2004                             to  04/30/2004       10.154134          9.943881        14,871.2332
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000          9.949574           198.4184
   01/01/2002                             to  12/31/2002        9.949574          8.506437         5,366.5542
   01/01/2003                             to  12/31/2003        8.506437         10.732635         5,620.5458
   01/01/2004                             to  04/30/2004       10.732635         10.745829         5,458.1528
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464         12.197249        87,269.1452
   01/01/2002                             to  12/31/2002       12.197249         10.564552       134,271.0777
   01/01/2003                             to  12/31/2003       10.564552         12.985622       131,645.9629
   01/01/2004                             to  04/30/2004       12.985622         13.177793       127,201.6626
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       12.663647         12.726824         6,612.2725
   01/01/2002                             to  12/31/2002       12.726824         10.549166        22,815.2609
   01/01/2003                             to  12/31/2003       10.549166         13.726168         9,001.6106
   01/01/2004                             to  04/30/2004       13.726168         13.792454         8,715.2057
=============                            ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.163640          8.793111        18,663.1300
  01/01/2002    to  12/31/2002        8.793111          6.527712        72,350.5017
  01/01/2003    to  12/31/2003        6.527712          8.700539       100,033.9731
  01/01/2004    to  12/31/2004        8.700539          9.608357       111,570.0500
  01/01/2005    to  12/31/2005        9.608357          9.869788       108,544.5194
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       19.906580         23.173605        69,534.9075
  01/01/2005    to  12/31/2005       23.173605         24.645723        58,469.8719
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556         12.393257       124,367.1382
  01/01/2002    to  12/31/2002       12.393257         10.635782       190,301.9395
  01/01/2003    to  12/31/2003       10.635782         13.471328       137,986.4780
  01/01/2004    to  04/30/2004       13.471328         13.876464       127,644.3048
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.405673        44,733.8292
  01/01/2002    to  12/31/2002       17.405673         15.456728       180,671.9059
  01/01/2003    to  12/31/2003       15.456728         19.109721       286,168.2234
  01/01/2004    to  12/31/2004       19.109721         23.366842       330,389.8090
  01/01/2005    to  12/31/2005       23.366842         24.798069       326,477.3988
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.673473         11.093455           619.6167
  01/01/2005    to  12/31/2005       11.093455         12.723493           580.2941
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151          7.166682         5,141.1834
  01/01/2002    to  12/31/2002        7.166682          5.604760         5,885.9045
  01/01/2003    to  12/31/2003        5.604760          6.854102         4,967.9515
  01/01/2004    to  04/30/2004        6.854102          6.914345         4,962.9760
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       10.955669         10.268429             9.1277
  01/01/2002    to  12/31/2002       10.268429          8.374106             9.1277
  01/01/2003    to  12/31/2003        8.374106         11.909222             0.0000
  01/01/2004    to  04/30/2004       11.909222         11.952832             0.0000
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464          9.712412                9.0617
  01/01/2002    to  12/31/2002        9.712412          7.789851                9.0617
  01/01/2003    to  12/31/2003        7.789851         10.366385                0.0000
  01/01/2004    to  04/30/2004       10.366385         10.109422                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093          8.354994            2,838.0714
  01/01/2002    to  12/31/2002        8.354994          7.237479           78,810.0767
  01/01/2003    to  12/31/2003        7.237479          9.386204          329,880.9111
  01/01/2004    to  12/31/2004        9.386204         11.021453          907,434.3050
  01/01/2005    to  12/31/2005       11.021453         12.607434        1,182,055.3583
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934          9.695419              883.6300
  01/01/2002    to  12/31/2002        9.695419          8.224198           12,534.1917
  01/01/2003    to  12/31/2003        8.224198         10.760064            4,504.1116
  01/01/2004    to  04/30/2004       10.760064         10.656147            4,448.1395
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       14.406299         12.894161          170,664.4062
  01/01/2002    to  12/31/2002       12.894161         10.426258          367,951.0897
  01/01/2003    to  12/31/2003       10.426258         13.161745          439,017.8500
  01/01/2004    to  12/31/2004       13.161745         15.019852          304,774.1123
  01/01/2005    to  04/30/2005       15.019852         14.568909                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001        7.574525          6.111659           85,554.6913
  01/01/2002    to  12/31/2002        6.111659          4.884831          183,415.6124
  01/01/2003    to  12/31/2003        4.884831          6.118002          191,434.1786
  01/01/2004    to  04/30/2004        6.118002          6.212071          165,542.4388
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.436748         14.241861          441,658.2120
============   ==== ==========       =========         =========        ==============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001                             to  12/31/2001        9.045586         10.164324         119,567.2735
   01/01/2002                             to  12/31/2002       10.164324         10.213326         228,379.0009
   01/01/2003                             to  12/31/2003       10.213326         13.945951         287,226.0018
   01/01/2004                             to  12/31/2004       13.945951         18.528381         230,642.9317
   01/01/2005                             to  04/30/2005       18.528381         17.747247               0.0000
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.771527          8.230659       2,057,514.8250
   01/01/2005                             to  12/31/2005        8.230659          8.465353       1,702,010.0549
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879          8.807008         131,108.8974
   01/01/2002                             to  12/31/2002        8.807008          7.188696         308,529.3173
   01/01/2003                             to  12/31/2003        7.188696          8.531099         273,556.1915
   01/01/2004                             to  04/30/2004        8.531099          8.562370         252,469.0271
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154          7.846220           4,280.4373
   01/01/2002                             to  12/31/2002        7.846220          5.954985           4,958.8620
   01/01/2003                             to  12/31/2003        5.954985          7.212324           3,457.5854
   01/01/2004                             to  04/30/2004        7.212324          7.115002           3,421.7264
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.749005         10.806499          21,144.7573
   01/01/2002                             to  12/31/2002       10.806499          7.989801          26,812.8848
   01/01/2003                             to  12/31/2003        7.989801          9.759540          28,572.5470
   01/01/2004                             to  04/30/2004        9.759540          9.931205          28,360.7007
=============                            ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       10.074541         10.503380           7,939.7406
   01/01/2002                             to  12/31/2002       10.503380         11.274776         350,470.5383
   01/01/2003                             to  12/31/2003       11.274776         11.550473       1,496,751.5824
   01/01/2004                             to  12/31/2004       11.550473         11.908891       2,143,706.6570
   01/01/2005                             to  12/31/2005       11.908891         11.959923       1,998,118.3819
=============                            ==== ==========       =========         =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.218826            1,631.1210
  01/01/2002    to  12/31/2002       14.218826         11.005539            8,026.2962
  01/01/2003    to  12/31/2003       11.005539         13.866110           21,554.0914
  01/01/2004    to  12/31/2004       13.866110         16.114072           19,017.9258
  01/01/2005    to  12/31/2005       16.114072         17.376400           20,894.9824
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.255147          7.081356          310,952.6362
  01/01/2005    to  12/31/2005        7.081356          7.989630          253,568.4037
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457          7.180915          181,733.7804
  01/01/2002    to  12/31/2002        7.180915          4.802890          464,041.4866
  01/01/2003    to  12/31/2003        4.802890          6.501549          409,990.5745
  01/01/2004    to  04/30/2004        6.501549          6.627953          371,837.0765
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667          8.210931            6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937          148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626        1,286,289.4990
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       14.993458         17.738948            6,346.7858
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468         10.549871            2,994.6844
  01/01/2002    to  12/31/2002       10.549871          9.185451           14,601.7495
  01/01/2003    to  12/31/2003        9.185451         12.813681            7,464.2219
  01/01/2004    to  12/31/2004       12.813681         15.860004            7,103.3589
  01/01/2005    to  04/30/2005       15.860004         14.877073                0.0000
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.891543         14.169346          832,311.1906
  01/01/2005    to  12/31/2005       14.169346         16.071495          750,702.2762
============   ==== ==========       =========         =========        ==============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000         11.066056               10.0000
   01/01/2002                             to  12/31/2002       11.066056         10.175919           11,581.3511
   01/01/2003                             to  12/31/2003       10.175919         14.081587            4,941.7026
   01/01/2004                             to  04/30/2004       14.081587         14.259919            4,785.6583
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998521         10.447819           73,067.2632
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       41.044246         41.182681              598.7947
   01/01/2005                             to  12/31/2005       41.182681         41.321531           22,826.5561
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.799354          9.876390          447,409.0187
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       15.866371         17.802902           25,813.7552
   01/01/2005                             to  12/31/2005       17.802902         18.169902           18,280.1631
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          7.795430           15,930.0537
   01/01/2003                             to  12/31/2003        7.795430         10.523522           67,158.0254
   01/01/2004                             to  12/31/2004       10.523522         11.266366          130,493.3911
   01/01/2005                             to  12/31/2005       11.266366         11.674945          130,091.6037
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001                             to  12/31/2001       10.196255         10.124913           16,457.1567
   01/01/2002                             to  12/31/2002       10.124913          8.298345          202,643.9669
   01/01/2003                             to  12/31/2003        8.298345         10.655482        1,474,369.6395
   01/01/2004                             to  12/31/2004       10.655482         11.735525        2,258,518.5490
   01/01/2005                             to  12/31/2005       11.735525         12.695134        2,126,938.6942
=============                            ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         12.589326           79,461.4440
   01/01/2004                             to  12/31/2004       12.589326         14.587130           70,757.6267
   01/01/2005                             to  12/31/2005       14.587130         16.847404           66,110.0315
=============                            ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.705366          9.612991            6,441.4164
   01/01/2005                             to  12/31/2005        9.612991          9.856596           63,336.9307
=============                            ==== ==========       =========         =========        ==============

                                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.564860         10.367887         1,013,673.3400
   01/01/2005                             to  12/31/2005       10.367887         11.562016           829,752.7829
=============                            ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       10.740070         11.505159           288,646.7270
=============                            ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.158267          7.945482            29,290.0205
   01/01/2002                             to  12/31/2002        7.945482          6.044010            99,595.4941
   01/01/2003                             to  12/31/2003        6.044010          7.601675           109,717.6405
   01/01/2004                             to  12/31/2004        7.601675          8.238601            88,490.2771
   01/01/2005                             to  04/30/2005        8.238601          7.850487                 0.0000
=============                            ==== ==========       =========         =========         ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          8.263852           131,697.4090
   01/01/2003                             to  12/31/2003        8.263852          9.864141           364,200.2978
   01/01/2004                             to  12/31/2004        9.864141         10.770073           353,045.4927
   01/01/2005                             to  12/31/2005       10.770073         11.308589           335,028.4967
=============                            ==== ==========       =========         =========         ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         11.797482                 0.0000
   01/01/2004                             to  04/30/2004       11.797482         11.997376               152.9920
=============                            ==== ==========       =========         =========         ==============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       10.665345         10.908456               213.0512
   01/01/2002                             to  12/31/2002       10.908456         11.591189            12,212.6757
   01/01/2003                             to  12/31/2003       11.591189         12.533942            38,331.9147
   01/01/2004                             to  04/30/2004       12.533942         12.484757            39,313.3293
=============                            ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.924556         11.806694           115,275.7162
   01/01/2005                             to  12/31/2005       11.806694         12.330450           161,329.3225
=============                            ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       13.158597         11.933961             3,049.3156
   01/01/2002                             to  12/31/2002       11.933961          7.752653             4,018.9385
   01/01/2003                             to  12/31/2003        7.752653          9.893753            23,349.1683
   01/01/2004                             to  04/30/2004        9.893753         10.084335            22,866.3059
=============                            ==== ==========       =========         =========         ==============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001                             to  12/31/2001       14.011787         12.576934        16,643.5192
   01/01/2002                             to  12/31/2002       12.576934          8.609956        49,124.8941
   01/01/2003                             to  12/31/2003        8.609956         11.208363       169,795.7266
   01/01/2004                             to  12/31/2004       11.208363         11.351579       321,609.0870
   01/01/2005                             to  12/31/2005       11.351579         11.763177       348,692.3678
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.031163         12.792619        44,535.0641
   01/01/2005                             to  12/31/2005       12.792619         13.911464        44,077.4394
=============                            ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       11.207439         12.161685         7,983.9256
   01/01/2002                             to  12/31/2002       12.161685          8.518278        13,887.0265
   01/01/2003                             to  12/31/2003        8.518278         11.482618        33,200.4084
   01/01/2004                             to  04/30/2004       11.482618         11.683449        42,118.1236
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       17.961102         18.990743        23,960.4983
   01/01/2005                             to  12/31/2005       18.990743         19.130722        24,111.4899
=============                            ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001                             to  12/31/2001        9.813112          9.924556         2,341.6415
   01/01/2002                             to  12/31/2002        9.924556          9.631487         7,616.5421
   01/01/2003                             to  12/31/2003        9.631487         11.629367        19,232.4247
   01/01/2004                             to  12/31/2004       11.629367         12.513638        16,689.5435
   01/01/2005                             to  12/31/2005       12.513638         12.798080        32,595.3996
=============                            ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001                             to  12/31/2001       10.898695         11.315125         4,281.6375
   01/01/2002                             to  12/31/2002       11.315125         11.897675        67,520.7006
   01/01/2003                             to  12/31/2003       11.897675         11.960083       114,269.0880
   01/01/2004                             to  12/31/2004       11.960083         11.961732       107,724.0531
   01/01/2005                             to  12/31/2005       11.961732         11.867987        85,883.1782
=============                            ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710          8.085799         6,794.1892
  01/01/2002    to  12/31/2002        8.085799          6.335664        12,948.1232
  01/01/2003    to  12/31/2003        6.335664          8.113168        29,291.2961
  01/01/2004    to  12/31/2004        8.113168          8.829449        21,658.9630
  01/01/2005    to  12/31/2005        8.829449          8.974888        15,196.9689
============   ==== ==========       =========         =========       ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.990799         11.459325       233,495.7767
  01/01/2002    to  12/31/2002       11.459325         12.277043       247,364.2925
  01/01/2003    to  12/31/2003       12.277043         12.667701       245,882.7785
  01/01/2004    to  12/31/2004       12.667701         13.044403       244,722.9319
  01/01/2005    to  12/31/2005       13.044403         13.126659       198,854.6016
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.190345         6,893.7869
  01/01/2002    to  12/31/2002       11.190345          8.903701        15,929.0580
  01/01/2003    to  12/31/2003        8.903701         11.139506        18,439.2707
  01/01/2004    to  12/31/2004       11.139506         12.155928        12,735.8640
  01/01/2005    to  12/31/2005       12.155928         12.563934         9,217.3195
============   ==== ==========       =========         =========       ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.886743         11.004394         3,329.9013
  01/01/2002    to  12/31/2002       11.004394          7.500515        75,083.7786
  01/01/2003    to  12/31/2003        7.500515          9.810046        19,445.8132
  01/01/2004    to  12/31/2004        9.810046         11.427320        12,028.4808
  01/01/2005    to  12/31/2005       11.427320         12.587676         9,213.1932
============   ==== ==========       =========         =========       ============
 SCUDDER VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539         12.207514           893.5008
  01/01/2002    to  12/31/2002       12.207514         12.955100        10,543.3155
  01/01/2003    to  12/31/2003       12.955100         13.011200         7,785.8950
  01/01/2004    to  12/31/2004       13.011200         13.257919         6,921.2955
  01/01/2005    to  12/31/2005       13.257919         13.357193         5,361.4223
============   ==== ==========       =========         =========       ============
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001        9.865125          9.553958         2,652.5037
  01/01/2002    to  12/31/2002        9.553958          6.243156         4,457.2535
  01/01/2003    to  12/31/2003        6.243156          8.151985         1,810.2431
  01/01/2004    to  12/31/2004        8.151985          8.888694         1,823.8641
  01/01/2005    to  12/31/2005        8.888694          9.347852         1,529.7055
============   ==== ==========       =========         =========       ============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS B




                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.170733        28,344.4771
  01/01/2002    to  12/31/2002       11.170733          8.319806        44,231.3087
  01/01/2003    to  12/31/2003        8.319806         10.610223        40,787.5850
  01/01/2004    to  12/31/2004       10.610223         11.138793        38,251.8227
  01/01/2005    to  12/31/2005       11.138793         11.937104        34,686.6865
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.542879         4,249.0018
  01/01/2002    to  12/31/2002        9.542879          7.923193         3,598.3524
  01/01/2003    to  12/31/2003        7.923193         10.068687         3,531.0351
  01/01/2004    to  12/31/2004       10.068687         12.293226         3,341.0334
  01/01/2005    to  12/31/2005       12.293226         14.274871         7,499.8053
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (FUND 2)
  04/02/2001    to  12/31/2001        9.492602          8.908162         6,921.1995
  01/01/2002    to  12/31/2002        8.908162          7.142932        33,471.4718
  01/01/2003    to  12/31/2003        7.142932          9.298745        94,294.5319
  01/01/2004    to  12/31/2004        9.298745         10.851748       334,360.3401
  01/01/2005    to  12/31/2005       10.851748         11.771900       371,490.7625
============   ==== ==========       =========         =========       ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       12.599543         12.933004         6,866.8274
  01/01/2002    to  12/31/2002       12.933004         10.379482         1,919.6369
  01/01/2003    to  12/31/2003       10.379482         13.504219         7,452.5961
  01/01/2004    to  12/31/2004       13.504219         15.426876         7,074.5718
  01/01/2005    to  12/31/2005       15.426876         16.536666         5,945.3501
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.121564        17,314.5245
  01/01/2002    to  12/31/2002       17.121564         12.623646        30,436.0692
  01/01/2003    to  04/24/2003       12.623646         13.106879        31,235.9440
============   ==== ==========       =========         =========       ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.501147         3,170.7009
  01/01/2002    to  12/31/2002       10.501147          8.632060         6,567.7132
  01/01/2003    to  04/25/2003        8.632060          8.383197         7,078.1056
============   ==== ==========       =========         =========       ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.387055        41,432.7406
  01/01/2002    to  12/31/2002       13.387055         14.313884       172,677.9173
  01/01/2003    to  12/31/2003       14.313884         14.623334       397,916.4236
  01/01/2004    to  11/19/2004       14.623334         14.985048       488,702.6419
============   ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.700656        15,191.4851
  01/01/2002    to  12/31/2002       15.700656         11.466409        30,611.9806
  01/01/2003    to  12/31/2003       11.466409         15.038501        34,498.3828
  01/01/2004    to  11/19/2004       15.038501         16.169597        33,225.5981
============   ==== ==========       =========         =========       ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         11.980868        22,204.3985
  01/01/2004    to  12/31/2004       11.980868         13.887916        63,865.9042
  01/01/2005    to  12/31/2005       13.887916         14.214885        66,910.7851
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643         13.962133        60,578.8834
  01/01/2002    to  12/31/2002       13.962133         13.668578       163,746.8930
  01/01/2003    to  12/31/2003       13.668578         16.036858       631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057       619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231       823,466.2222
============   ==== ==========       =========         =========       ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.595365         7,426.8237
  01/01/2002    to  12/31/2002       10.595365          7.392581        29,017.1266
  01/01/2003    to  04/25/2003        7.392581          7.503232        30,338.3825
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       42.480556         47.094351       125,576.7045
  01/01/2005    to  12/31/2005       47.094351         48.076720       109,490.5367
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.139920        33,901.7316
  01/01/2002    to  12/31/2002       12.139920          8.336069        67,056.6989
  01/01/2003    to  12/31/2003        8.336069         10.266527        60,606.4895
  01/01/2004    to  04/30/2004       10.266527         10.072988        59,088.0207
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.910653         41.344503        54,492.9747
  01/01/2002    to  12/31/2002       41.344503         33.332049       194,321.1339
  01/01/2003    to  12/31/2003       33.332049         42.905952       529,074.4655
  01/01/2004    to  12/31/2004       42.905952         47.587002       641,545.3822
  01/01/2005    to  12/31/2005       47.587002         48.446417       598,261.6716
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.815494          8.318328           510.7459
  01/01/2003    to  12/31/2003        8.318328         10.224189        13,484.8305
  01/01/2004    to  04/30/2004       10.224189         10.020717        14,797.2459
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.219247        16,227.4589
  01/01/2002    to  12/31/2002       12.219247         10.610126        65,034.6251
  01/01/2003    to  12/31/2003       10.610126         13.074268       114,558.5626
  01/01/2004    to  04/30/2004       13.074268         13.278657       124,603.1871
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.163640          8.809572        32,737.4121
  01/01/2002    to  12/31/2002        8.809572          6.556337       116,424.7873
  01/01/2003    to  12/31/2003        6.556337          8.760522       173,081.3700
  01/01/2004    to  12/31/2004        8.760522          9.698886       181,782.3903
  01/01/2005    to  12/31/2005        9.698886          9.987647       178,636.5559
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.438226        34,239.2506
  01/01/2002    to  12/31/2002       17.438226         15.524450       187,121.2024
  01/01/2003    to  12/31/2003       15.524450         19.241447       362,407.2067
  01/01/2004    to  12/31/2004       19.241447         23.586938       465,596.4681
  01/01/2005    to  12/31/2005       23.586938         25.094115       466,906.7623
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813          8.371336              631.1459
  01/01/2002    to  12/31/2002        8.371336          7.269814           21,102.0210
  01/01/2003    to  12/31/2003        7.269814          9.451731          189,888.3063
  01/01/2004    to  12/31/2004        9.451731         11.126240          651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052          854,981.1071
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041941         10.142360           28,734.3085
  01/01/2002    to  12/31/2002       10.142360         10.095827           59,880.7593
  01/01/2003    to  12/31/2003       10.095827          9.983712          273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782           95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879                0.0000
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.897927          8.567167          815,998.7769
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.610052         12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714        1,800,783.2773
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.132982               10.2502
  01/01/2002    to  12/31/2002       10.132982         12.087221               10.2502
  01/01/2003    to  12/31/2003       12.087221         14.571765                0.0000
  01/01/2004    to  04/30/2004       14.571765         14.178039                0.0000
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.245441            4,411.6646
  01/01/2002    to  12/31/2002       14.245441         11.053795           11,030.1973
  01/01/2003    to  12/31/2003       11.053795         13.961730           10,511.3672
  01/01/2004    to  12/31/2004       13.961730         16.265910           10,734.7069
  01/01/2005    to  12/31/2005       16.265910         17.583892           11,654.3965
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452         11.989635          196,908.9803
  01/01/2005    to  12/31/2005       11.989635         12.552755          246,302.6888
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.290455           10,831.3240
  01/01/2002    to  12/31/2002       13.290455         10.051367           24,494.7977
  01/01/2003    to  12/31/2003       10.051367         12.563726           25,258.1947
  01/01/2004    to  04/30/2004       12.563726         12.572003           25,337.2754
============   ==== ==========       =========         =========        ==============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001        7.615300          8.226988               13.1308
   01/01/2002                             to  12/31/2002        8.226988          4.533110           39,837.4725
   01/01/2003                             to  12/31/2003        4.533110          6.098811          776,150.9781
   01/01/2004                             to  12/31/2004        6.098811          7.075043        1,045,624.8790
   01/01/2005                             to  12/31/2005        7.075043          7.985522          911,323.6080
=============                            ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.248977         13.045836           51,187.0631
   01/01/2005                             to  12/31/2005       13.045836         14.222221           53,148.5530
=============                            ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       11.207439         12.184460            3,991.9892
   01/01/2002                             to  12/31/2002       12.184460          8.555648           21,382.9036
   01/01/2003                             to  12/31/2003        8.555648         11.561812           37,584.6195
   01/01/2004                             to  04/30/2004       11.561812         11.773691           54,491.8815
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998726         10.465357          163,450.0515
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       43.554407         43.697348           42,002.0432
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.900743          9.995128          664,675.9490
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          7.808491           21,107.3594
   01/01/2003                             to  12/31/2003        7.808491         10.567500           68,117.8434
   01/01/2004                             to  12/31/2004       10.567500         11.341842          173,638.0331
   01/01/2005                             to  12/31/2005       11.341842         11.782494          184,554.5275
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001                             to  12/31/2001       10.197092         10.144691              817.0770
   01/01/2002                             to  12/31/2002       10.144691          8.335400           86,927.9948
   01/01/2003                             to  12/31/2003        8.335400         10.729806          999,530.5962
   01/01/2004                             to  12/31/2004       10.729806         11.847038        1,768,557.1590
   01/01/2005                             to  12/31/2005       11.847038         12.847742        1,870,220.8107
=============                            ==== ==========       =========         =========        ==============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         12.610360         140,098.9043
   01/01/2004                             to  12/31/2004       12.610360         14.648163         134,175.9936
   01/01/2005                             to  12/31/2005       14.648163         16.960108         122,497.7134
=============                            ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.723681         11.668521         447,702.0184
=============                            ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         11.720239             208.3166
   01/01/2004                             to  12/31/2004       11.720239         12.078039           5,789.1309
   01/01/2005                             to  04/30/2005       12.078039         11.103774               0.0000
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          8.277696         162,696.0851
   01/01/2003                             to  12/31/2003        8.277696          9.905380         576,458.6760
   01/01/2004                             to  12/31/2004        9.905380         10.842241         533,126.5929
   01/01/2005                             to  12/31/2005       10.842241         11.412777         466,886.2052
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          9.114200          13,180.3249
   01/01/2003                             to  12/31/2003        9.114200         10.475325          38,595.7840
   01/01/2004                             to  12/31/2004       10.475325         11.447329          69,374.1130
   01/01/2005                             to  12/31/2005       11.447329         11.593093          68,773.2473
=============                            ==== ==========       =========         =========         ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       14.190605         16.603445             414.0341
=============                            ==== ==========       =========         =========         ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2003                             to  12/31/2003       10.000000         12.025534           1,586.0526
   01/01/2004                             to  12/31/2004       12.025534         13.239350           8,947.7784
   01/01/2005                             to  12/31/2005       13.239350         13.754048          10,394.7453
=============                            ==== ==========       =========         =========         ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   04/10/2001                             to  12/31/2001       11.579412         11.210673           1,670.1211
   01/01/2002                             to  12/31/2002       11.210673          8.942238           4,937.3753
   01/01/2003                             to  12/31/2003        8.942238         11.215695          13,112.2880
   01/01/2004                             to  12/31/2004       11.215695         12.269782           9,999.9104
   01/01/2005                             to  12/31/2005       12.269782         12.713260           9,790.8194
=============                            ==== ==========       =========         =========         ============

CLASS B




                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.162385         138,388.6558
  01/01/2002    to  12/31/2002       11.162385          8.305264         192,895.6692
  01/01/2003    to  12/31/2003        8.305264         10.581112         156,192.6422
  01/01/2004    to  12/31/2004       10.581112         11.097097         125,200.2882
  01/01/2005    to  12/31/2005       11.097097         11.880570         115,484.0864
============   ==== ==========       =========         =========         ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.535727          21,294.4654
  01/01/2002    to  12/31/2002        9.535727          7.909335          27,774.5292
  01/01/2003    to  12/31/2003        7.909335         10.041034          25,052.4888
  01/01/2004    to  12/31/2004       10.041034         12.247186          27,255.5591
  01/01/2005    to  12/31/2005       12.247186         14.207240          47,755.8352
============   ==== ==========       =========         =========         ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.901506          39,277.3430
  01/01/2002    to  12/31/2002        8.901506          7.130450          77,052.7594
  01/01/2003    to  12/31/2003        7.130450          9.273224         128,520.8928
  01/01/2004    to  12/31/2004        9.273224         10.811123         395,172.7968
  01/01/2005    to  12/31/2005       10.811123         11.716144         545,087.2610
============   ==== ==========       =========         =========         ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       12.599543         12.923341          21,140.4467
  01/01/2002    to  12/31/2002       12.923341         10.361354          24,276.1442
  01/01/2003    to  12/31/2003       10.361354         13.467177          24,340.8032
  01/01/2004    to  12/31/2004       13.467177         15.369147          19,154.6436
  01/01/2005    to  12/31/2005       15.369147         16.458365          17,116.1759
============   ==== ==========       =========         =========         ============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.108764          51,957.5673
  01/01/2002    to  12/31/2002       17.108764         12.601558          61,368.8820
  01/01/2003    to  04/24/2003       12.601558         13.079856          63,079.0136
============   ==== ==========       =========         =========         ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.493282          13,199.5909
  01/01/2002    to  12/31/2002       10.493282          8.616959          28,055.7635
  01/01/2003    to  04/25/2003        8.616959          8.365912          28,085.5656
============   ==== ==========       =========         =========         ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.377050         145,492.1584
  01/01/2002    to  12/31/2002       13.377050         14.288890         296,580.0861
  01/01/2003    to  12/31/2003       14.288890         14.583206         387,732.3768
  01/01/2004    to  11/19/2004       14.583206         14.930708         434,416.9639
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.688912          49,822.4695
  01/01/2002    to  12/31/2002       15.688912         11.446361          85,618.1983
  01/01/2003    to  12/31/2003       11.446361         14.997217          86,194.3312
  01/01/2004    to  11/19/2004       14.997217         16.110947          75,748.8035
============   ==== ==========       =========         =========       ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         11.972863           9,188.4004
  01/01/2004    to  12/31/2004       11.972863         13.864733          50,862.0313
  01/01/2005    to  12/31/2005       13.864733         14.177012          97,821.4361
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185         13.951241         211,867.7916
  01/01/2002    to  12/31/2002       13.951241         13.644245         961,841.5750
  01/01/2003    to  12/31/2003       13.644245         15.992320       1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558       1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823       1,399,447.2204
============   ==== ==========       =========         =========       ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.587451          51,773.1277
  01/01/2002    to  12/31/2002       10.587451          7.379656          91,642.5240
  01/01/2003    to  04/25/2003        7.379656          7.487776          88,546.9313
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       41.872288         46.389254         211,274.3363
  01/01/2005    to  12/31/2005       46.389254         47.309714         191,057.9232
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.130840         179,253.1161
  01/01/2002    to  12/31/2002       12.130840          8.321485         242,304.1611
  01/01/2003    to  12/31/2003        8.321485         10.238325         208,747.0262
  01/01/2004    to  04/30/2004       10.238325         10.042015         211,777.1345
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.909345         41.312239         333,795.0812
  01/01/2002    to  12/31/2002       41.312239         33.272684       1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684         42.786777       1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777         47.407274       1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274         48.215337       1,315,097.2795
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.803813          8.303774           7,715.2654
  01/01/2003    to  12/31/2003        8.303774         10.196100           8,331.5277
  01/01/2004    to  04/30/2004       10.196100          9.989902           8,449.0272
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.210438         283,891.4512
  01/01/2002    to  12/31/2002       12.210438         10.591865         438,433.3442
  01/01/2003    to  12/31/2003       10.591865         13.038724         457,398.9074
  01/01/2004    to  04/30/2004       13.038724         13.238207         408,778.6238
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.163640          8.802984         103,222.3907
  01/01/2002    to  12/31/2002        8.802984          6.544880         261,933.6938
  01/01/2003    to  12/31/2003        6.544880          8.736494         335,535.6865
  01/01/2004    to  12/31/2004        8.736494          9.662589         328,427.4924
  01/01/2005    to  12/31/2005        9.662589          9.940352         312,261.9803
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.425201         180,685.9894
  01/01/2002    to  12/31/2002       17.425201         15.497327         409,606.1774
  01/01/2003    to  12/31/2003       15.497327         19.188657         530,189.8002
  01/01/2004    to  12/31/2004       19.188657         23.498662         726,395.0754
  01/01/2005    to  12/31/2005       23.498662         24.975286         819,096.4932
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526          8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799          7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874          9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479         11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222         12.698204       1,644,548.8198
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041611         10.134443           77,162.0693
  01/01/2002    to  12/31/2002       10.134443         10.077868          745,567.9878
  01/01/2003    to  12/31/2003       10.077868          9.955999          890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432          509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283            3,411.3696
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.865453          8.526290        1,927,136.5714
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.573887         11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993        2,864,523.5732
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.125396            2,729.5152
  01/01/2002    to  12/31/2002       10.125396         12.066122            3,408.8083
  01/01/2003    to  12/31/2003       12.066122         14.531807            3,070.3777
  01/01/2004    to  04/30/2004       14.531807         14.134513            2,487.0466
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.234792           19,151.7733
  01/01/2002    to  12/31/2002       14.234792         11.034466           26,356.4036
  01/01/2003    to  12/31/2003       11.034466         13.923398           29,137.8876
  01/01/2004    to  12/31/2004       13.923398         16.204999           27,032.2201
  01/01/2005    to  12/31/2005       16.204999         17.500594           24,012.1791
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845         11.916121          222,600.4184
  01/01/2005    to  12/31/2005       11.916121         12.463356          358,599.2107
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.280510           30,005.1698
  01/01/2002    to  12/31/2002       13.280510         10.033783           50,190.6864
  01/01/2003    to  12/31/2003       10.033783         12.529229           47,195.9367
  01/01/2004    to  04/30/2004       12.529229         12.533363           46,604.1592
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046          8.220557          107,325.0956
  01/01/2002    to  12/31/2002        8.220557          4.525032          874,509.3435
  01/01/2003    to  12/31/2003        4.525032          6.081870        2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322        1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436        1,739,314.5771
============   ==== ==========       =========         =========        ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.161383         12.943954           75,437.4466
   01/01/2005                             to  12/31/2005       12.943954         14.097094           69,253.6304
=============                            ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       11.207439         12.175342           24,956.1260
   01/01/2002                             to  12/31/2002       12.175342          8.540681           55,319.8510
   01/01/2003                             to  12/31/2003        8.540681         11.530067           67,277.0956
   01/01/2004                             to  04/30/2004       11.530067         11.737509           78,239.1365
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998644         10.458340          233,041.5843
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       42.619530         42.731058           63,880.1102
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.860067          9.947469          573,196.9846
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          7.803262          123,611.0320
   01/01/2003                             to  12/31/2003        7.803262         10.549879          281,063.6073
   01/01/2004                             to  12/31/2004       10.549879         11.311583          480,706.5590
   01/01/2005                             to  12/31/2005       11.311583         11.739347          526,151.6279
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001                             to  12/31/2001       10.196756         10.136771          167,899.0385
   01/01/2002                             to  12/31/2002       10.136771          8.320551        1,455,072.3987
   01/01/2003                             to  12/31/2003        8.320551         10.699997        2,837,066.7900
   01/01/2004                             to  12/31/2004       10.699997         11.802287        3,113,698.1630
   01/01/2005                             to  12/31/2005       11.802287         12.786459        3,101,670.2116
=============                            ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         12.601949           54,003.9453
   01/01/2004                             to  12/31/2004       12.601949         14.623726           52,425.3828
   01/01/2005                             to  12/31/2005       14.623726         16.914945           52,315.0958
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.694501         11.625804          816,190.2397
=============                            ==== ==========       =========         =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.712423         2,792.1866
  01/01/2004    to  12/31/2004       11.712423         12.057889        11,242.5239
  01/01/2005    to  04/30/2005       12.057889         11.081632             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.272157       154,240.0671
  01/01/2003    to  12/31/2003        8.272157          9.888863       320,486.8723
  01/01/2004    to  12/31/2004        9.888863         10.813315       301,118.6436
  01/01/2005    to  12/31/2005       10.813315         11.370986       275,435.2714
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          9.108103        21,255.2655
  01/01/2003    to  12/31/2003        9.108103         10.457852        57,713.8244
  01/01/2004    to  12/31/2004       10.457852         11.416784        97,449.0607
  01/01/2005    to  12/31/2005       11.416784         11.550635       138,420.8319
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.075179         16.457492         6,398.4830
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.017508         6,399.4784
  01/01/2004    to  12/31/2004       12.017508         13.217257        23,783.2320
  01/01/2005    to  12/31/2005       13.217257         13.717413        49,629.5889
============   ==== ==========       =========         =========       ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.202545        21,753.2700
  01/01/2002    to  12/31/2002       11.202545          8.926812        22,603.5346
  01/01/2003    to  12/31/2003        8.926812         11.185167        21,303.3222
  01/01/2004    to  12/31/2004       11.185167         12.224123        40,084.3715
  01/01/2005    to  12/31/2005       12.224123         12.653328        44,117.6739
============   ==== ==========       =========         =========       ============

DISCONTINUED INVESTMENT PORTFOLIOS. See Appendix A "Condensed Financial Information - Discontinued Investment Portfolios" in the prospectus.

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       14.746962         11.183281         3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281          8.341693         3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693         10.654094         2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094         11.201681         2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681         12.022461           302,133.2442
============   ==== ==========       =========         =========         ==============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       12.636353          9.553604           664,625.8199
  01/01/2002    to  12/31/2002        9.553604          7.944031           568,164.5820
  01/01/2003    to  12/31/2003        7.944031         10.110304           476,838.2297
  01/01/2004    to  12/31/2004       10.110304         12.362600           396,902.1394
  01/01/2005    to  12/31/2005       12.362600         14.376903            66,070.9012
============   ==== ==========       =========         =========         ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.918168           124,344.3071
  01/01/2002    to  12/31/2002        8.918168          7.161705           343,127.8534
  01/01/2003    to  12/31/2003        7.161705          9.337160           888,830.8003
  01/01/2004    to  12/31/2004        9.337160         10.912970         2,184,812.2340
  01/01/2005    to  12/31/2005       10.912970         11.856027         2,233,624.4401
============   ==== ==========       =========         =========         ==============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       12.599543         12.947524            38,125.0350
  01/01/2002    to  12/31/2002       12.947524         10.406767            74,312.0960
  01/01/2003    to  12/31/2003       10.406767         13.560020            72,296.4548
  01/01/2004    to  12/31/2004       13.560020         15.513927            66,642.9853
  01/01/2005    to  12/31/2005       15.513927         16.654863            61,346.2509
============   ==== ==========       =========         =========         ==============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.140791            82,635.2154
  01/01/2002    to  12/31/2002       17.140791         12.656819           155,704.3180
  01/01/2003    to  04/24/2003       12.656819         13.147480           160,967.6375
============   ==== ==========       =========         =========         ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.512950            55,985.1519
  01/01/2002    to  12/31/2002       10.512950          8.654755            90,565.8220
  01/01/2003    to  04/25/2003        8.654755          8.409175            92,264.6803
============   ==== ==========       =========         =========         ==============

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.402074           227,671.1262
  01/01/2002    to  12/31/2002       13.402074         14.351445         1,148,656.5980
  01/01/2003    to  12/31/2003       14.351445         14.683714         2,203,544.5312
  01/01/2004    to  11/19/2004       14.683714         15.066905         2,618,055.6020
============   ==== ==========       =========         =========        ===============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.718285           179,467.1331
  01/01/2002    to  12/31/2002       15.718285         11.496546           291,787.8619
  01/01/2003    to  12/31/2003       11.496546         15.100620           313,107.6457
  01/01/2004    to  11/19/2004       15.100620         16.257344           316,894.3682
============   ==== ==========       =========         =========        ===============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         11.992867           202,171.8531
  01/01/2004    to  12/31/2004       11.992867         13.922739           611,462.3143
  01/01/2005    to  12/31/2005       13.922739         14.271853           346,671.2497
============   ==== ==========       =========         =========        ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333         13.978494           427,018.4732
  01/01/2002    to  12/31/2002       13.978494         13.705136         1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136         16.103871         2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871         17.176230         1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230         17.191034         3,219,591.4477
============   ==== ==========       =========         =========        ===============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.607266           100,477.5549
  01/01/2002    to  12/31/2002       10.607266          7.412032           253,970.1795
  01/01/2003    to  04/25/2003        7.412032          7.526499           250,998.5575
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       43.409333         48.171871        17,755,835.6527
  01/01/2005    to  12/31/2005       48.171871         49.250312           663,334.8802
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001    to  12/31/2001       14.080792         12.153563         6,321,722.1292
  01/01/2002    to  12/31/2002       12.153563          8.357993         5,277,323.5450
  01/01/2003    to  12/31/2003        8.357993         10.308953         4,466,130.8709
  01/01/2004    to  04/30/2004       10.308953         10.119601           607,173.0361
============   ==== ==========       =========         =========        ===============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.912615         41.392944         684,910.9575
  01/01/2002    to  12/31/2002       41.392944         33.421284       1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284         43.085314       2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314         47.857828       3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828         48.795052       3,001,774.1986
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.833047          8.340204          36,078.3700
  01/01/2003    to  12/31/2003        8.340204         10.266421          72,957.4716
  01/01/2004    to  04/30/2004       10.266421         10.067069          77,912.3154
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.232460         244,139.7749
  01/01/2002    to  12/31/2002       12.232460         10.637552         788,350.8203
  01/01/2003    to  12/31/2003       10.637552         13.127728       1,149,118.8134
  01/01/2004    to  04/30/2004       13.127728         13.339526       1,161,540.2930
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.819461         259,338.4711
  01/01/2002    to  12/31/2002        8.819461          6.573580         789,242.1568
  01/01/2003    to  12/31/2003        6.573580          8.796747       1,233,438.8121
  01/01/2004    to  12/31/2004        8.796747          9.753649       1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649         10.059071       1,164,618.2058
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.457790         428,822.3630
  01/01/2002    to  12/31/2002       17.457790         15.565227       1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227         19.320918       2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918         23.719979       3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979         25.273416       3,241,302.0816
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.381159           1,897.7385
  01/01/2002    to  12/31/2002        8.381159          7.289280         169,447.2031
  01/01/2003    to  12/31/2003        7.289280          9.491245         391,993.5801
  01/01/2004    to  12/31/2004        9.491245         11.189560       2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560         12.850864       3,625,590.6882
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         10.154282         279,466.3573
  01/01/2002    to  12/31/2002       10.154282         10.122875         703,780.8875
  01/01/2003    to  12/31/2003       10.122875         10.025490         721,421.2419
  01/01/2004    to  12/31/2004       10.025490          9.949131         552,205.4002
  01/01/2005    to  04/30/2005        9.949131          9.962144               0.0000
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.946876          8.628835       1,478,265.5863
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.664535         12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485         12.190831       8,039,498.1810
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.144355          10,640.9254
  01/01/2002    to  12/31/2002       10.144355         12.118940          21,618.6249
  01/01/2003    to  12/31/2003       12.118940         14.631923          18,813.9345
  01/01/2004    to  04/30/2004       14.631923         14.243593          18,787.5433
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.261437          15,163.7089
  01/01/2002    to  12/31/2002       14.261437         11.082847          74,302.4014
  01/01/2003    to  12/31/2003       11.082847         14.019403          76,164.4938
  01/01/2004    to  12/31/2004       14.019403         16.357674          73,351.1346
  01/01/2005    to  12/31/2005       16.357674         17.709541          73,011.7709
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965         12.100728       1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728         12.688022       1,530,014.4041
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.305369         115,925.2441
  01/01/2002    to  12/31/2002       13.305369         10.077786         247,915.3062
  01/01/2003    to  12/31/2003       10.077786         12.615636         246,863.3748
  01/01/2004    to  04/30/2004       12.615636         12.630169         242,758.0605
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.236645           2,342.3926
  01/01/2002    to  12/31/2002        8.236645          4.545270         267,097.9707
  01/01/2003    to  12/31/2003        4.545270          6.124338       1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338          7.115346       3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346          8.043025       3,405,275.2625
============   ==== ==========       =========         =========       ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.381520         13.200126         322,317.8493
   01/01/2005                             to  12/31/2005       13.200126         14.411949         294,096.7410
=============                            ==== ==========       =========         =========       ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       11.207439         12.198150          68,610.0538
   01/01/2002                             to  12/31/2002       12.198150          8.578154         166,184.2882
   01/01/2003                             to  12/31/2003        8.578154         11.609599         314,450.3439
   01/01/2004                             to  04/30/2004       11.609599         11.828180         369,411.1199
=============                            ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998849         10.475896         751,080.0917
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       44.994946         45.187527         183,962.7720
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.962131         10.067108         652,838.7189
=============                            ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          7.816345         798,167.6789
   01/01/2003                             to  12/31/2003        7.816345         10.593988       1,666,013.0533
   01/01/2004                             to  12/31/2004       10.593988         11.387381       2,566,299.7340
   01/01/2005                             to  12/31/2005       11.387381         11.847505       1,826,997.9310
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001                             to  12/31/2001       10.197594         10.156586           7,447.8775
   01/01/2002                             to  12/31/2002       10.156586          8.357717         735,007.2177
   01/01/2003                             to  12/31/2003        8.357717         10.774657       3,185,276.8997
   01/01/2004                             to  12/31/2004       10.774657         11.914458       5,312,009.6480
   01/01/2005                             to  12/31/2005       11.914458         12.940186       4,852,874.0005
=============                            ==== ==========       =========         =========       ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         12.622994         739,828.4544
   01/01/2004                             to  12/31/2004       12.622994         14.684894         587,560.4483
   01/01/2005                             to  12/31/2005       14.684894         17.028072         487,634.3940
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.767628         11.732904       1,115,239.5596
=============                            ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.731978           62,193.1299
  01/01/2004    to  12/31/2004       11.731978         12.108329           91,991.4412
  01/01/2005    to  04/30/2005       12.108329         11.137070                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.286021          908,439.4110
  01/01/2003    to  12/31/2003        8.286021          9.930208        3,162,560.7085
  01/01/2004    to  12/31/2004        9.930208         10.885772        2,691,165.1000
  01/01/2005    to  12/31/2005       10.885772         11.475744        2,311,782.1769
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          9.123353          503,350.9232
  01/01/2003    to  12/31/2003        9.123353         10.501575          828,430.4620
  01/01/2004    to  12/31/2004       10.501575         11.493282          924,868.6720
  01/01/2005    to  12/31/2005       11.493282         11.657051          892,222.0339
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.365585         16.824885           16,865.1203
============   ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.037577           79,684.9355
  01/01/2004    to  12/31/2004       12.037577         13.272548          179,474.3023
  01/01/2005    to  12/31/2005       13.272548         13.809168          109,463.1126
============   ==== ==========       =========         =========        ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.222898           50,584.1475
  01/01/2002    to  12/31/2002       11.222898          8.965451          101,301.4628
  01/01/2003    to  12/31/2003        8.965451         11.261659          156,210.8452
  01/01/2004    to  12/31/2004       11.261659         12.338602          143,452.9459
  01/01/2005    to  12/31/2005       12.338602         12.803698          121,771.8162
============   ==== ==========       =========         =========        ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       14.431310         14.895701           88,025.7612
=============                            ==== ==========       =========         =========        ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       14.715388         15.796607              318.2712
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.307654         13.899516           66,959.4099
   01/01/2005                             to  12/31/2005       13.899516         14.233852          177,714.3705
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.104967         17.147561          305,895.0429
   01/01/2005                             to  12/31/2005       17.147561         17.145239          406,319.8207
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       43.155329         47.778007          272,199.5771
   01/01/2005                             to  12/31/2005       47.778007         48.665131          364,471.4972
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.756346          9.716826           32,116.1204
   01/01/2005                             to  12/31/2005        9.716826         10.011111           58,534.9431
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       20.043768         23.336992          169,864.5641
   01/01/2005                             to  12/31/2005       23.336992         24.840578          427,820.2025
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.735580         11.170897          341,872.9895
   01/01/2005                             to  12/31/2005       11.170897         12.812338          466,828.0333
=============                            ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.979567          9.932521           35,261.8340
   01/01/2005                             to  04/30/2005        9.932521          9.942272                0.0000
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        7.930965          8.605857          491,941.5275
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.652784         12.070302          627,605.8901
   01/01/2005                             to  12/31/2005       12.070302         12.158353        1,222,596.5719
=============                            ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.568596         14.565078            2,066.9340
   01/01/2005                             to  12/31/2005       14.565078         15.753095            9,231.8931
=============                            ==== ==========       =========         =========        ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998767         10.468869         253,637.4236
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       44.029505         44.188654          74,302.8705
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.942177         10.040284          44,106.0766
=============                            ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.589837         11.357010         103,152.8346
   01/01/2005                             to  12/31/2005       11.357010         11.804135         219,351.0393
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                             to  12/31/2004       11.055459         11.894586         898,607.9162
   01/01/2005                             to  12/31/2005       11.894586         12.905737       1,334,449.9423
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.748079         11.701673         432,162.4161
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        4.208800          4.390890          36,349.2485
   01/01/2005                             to  04/30/2005        4.390890          4.037361               0.0000
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       36.145109         39.276210          22,036.3904
   01/01/2005                             to  12/31/2005       39.276210         39.796169          46,848.0953
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       14.248694         16.676933          10,305.5086
=============                            ==== ==========       =========         =========       ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.011184         13.236617          29,381.5968
   01/01/2005                             to  12/31/2005       13.236617         13.758065          62,193.2345
=============                            ==== ==========       =========         =========       ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                             to  12/31/2004       43.934444         47.658643             802.9248
   01/01/2005                             to  12/31/2005       47.658643         49.405839             980.0529
=============                            ==== ==========       =========         =========       ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       14.477060         14.930708         434,416.9639
=============                            ==== ==========       =========         =========       ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       15.020493         16.110947          75,748.8035
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.289066         13.864733          50,862.0313
   01/01/2005                             to  12/31/2005       13.864733         14.177012          97,821.4361
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       15.995949         17.014558       1,423,919.9610
   01/01/2005                             to  12/31/2005       17.014558         16.986823       1,399,447.2204
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       42.863071         47.407274       1,462,636.7260
   01/01/2005                             to  12/31/2005       47.407274         48.215337       1,315,097.2795
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.716138          9.662589         328,427.4924
   01/01/2005                             to  12/31/2005        9.662589          9.940352         312,261.9803
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       20.202701         23.498662         726,395.0754
   01/01/2005                             to  12/31/2005       23.498662         24.975286         819,096.4932
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.669653         11.084222       1,304,324.8450
   01/01/2005                             to  12/31/2005       11.084222         12.698204       1,644,548.8198
=============                            ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.911967          9.855432         509,470.6728
   01/01/2005                             to  04/30/2005        9.855432          9.860283           3,411.3696
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        7.865453          8.526290       1,927,136.5714
=============                            ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.573887         11.976661       2,930,256.0470
   01/01/2005                             to  12/31/2005       11.976661         12.045993       2,864,523.5732
=============                            ==== ==========       =========         =========       ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       13.997639         16.204999          27,032.2201
   01/01/2005                             to  12/31/2005       16.204999         17.500594          24,012.1791
=============                            ==== ==========       =========         =========       ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998644         10.458340         233,041.5843
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       42.619530         42.731058          63,880.1102
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.860067          9.947469         573,196.9846
=============                            ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.557975         11.311583         480,706.5590
   01/01/2005                             to  12/31/2005       11.311583         11.739347         526,151.6279
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                             to  12/31/2004       10.980587         11.802287       3,113,698.1630
   01/01/2005                             to  12/31/2005       11.802287         12.786459       3,101,670.2116
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.694501         11.625804         816,190.2397
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       11.569352         12.057889          11,242.5239
   01/01/2005                             to  04/30/2005       12.057889         11.081632               0.0000
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.517092         11.416784          97,449.0607
   01/01/2005                             to  12/31/2005       11.416784         11.550635         138,420.8319
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       14.075179         16.457492           6,398.4830
=============                            ==== ==========       =========         =========       ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.005550         13.217257          23,783.2320
   01/01/2005                             to  12/31/2005       13.217257         13.717413          49,629.5889
=============                            ==== ==========       =========         =========       ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                             to  12/31/2004       11.280104         12.224123          40,084.3715
   01/01/2005                             to  12/31/2005       12.224123         12.653328          44,117.6739
=============                            ==== ==========       =========         =========       ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       14.145175         14.580471         4,353.1515
=============                            ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  11/19/2004       14.423600         15.462288            92.9188
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.276701         13.841605         7,706.3804
   01/01/2005                             to  12/31/2005       13.841605         14.139257        14,201.5084
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.064451         17.076098       685,346.9420
   01/01/2005                             to  12/31/2005       17.076098         17.031269       537,149.8991
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       43.046833         47.578964       429,989.9089
   01/01/2005                             to  12/31/2005       47.578964         48.341721       351,515.8593
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        8.686076          9.622877             0.0000
   01/01/2005                             to  12/31/2005        9.622877          9.889633         6,276.6601
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       19.710562         22.911042        12,243.5736
   01/01/2005                             to  12/31/2005       22.911042         24.326474        25,702.6111
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.711106         11.124362       522,437.5979
   01/01/2005                             to  12/31/2005       11.124362         12.727210       405,795.7495
=============                            ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.954439          9.891100       253,746.9493
   01/01/2005                             to  04/30/2005        9.891100          9.892743             0.0000
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        7.891325          8.548668       994,431.8974
=============                            ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.623443         12.019969       763,670.5952
   01/01/2005                             to  12/31/2005       12.019969         12.077499       699,133.5903
=============                            ==== ==========       =========         =========       ============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.319307         14.252550            41.1182
   01/01/2005                             to  12/31/2005       14.252550         15.376713            40.9022
=============                            ==== ==========       =========         =========       ============

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998562         10.451325           22,966.7521
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       41.704715         41.786131              858.5974
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.892445          9.973519          458,380.6783
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.536806         11.281419            3,772.1408
   01/01/2005                             to  12/31/2005       11.281419         11.696374           10,930.0985
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                             to  12/31/2004       11.027666         11.845032        1,387,014.0070
   01/01/2005                             to  12/31/2005       11.845032         12.819984        1,232,480.4169
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.699357         11.623927          515,598.7796
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        4.166769          4.339839              861.7551
   01/01/2005                             to  04/30/2005        4.339839          3.987166                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       34.639465         34.577802            1,454.7390
   01/01/2005                             to  12/31/2005       37.577802         37.980470            3,090.7193
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       13.960650         16.312769              432.6820
=============                            ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.980897         13.181375            2,499.9396
   01/01/2005                             to  12/31/2005       13.181375         13.666539            7,196.6007
=============                            ==== ==========       =========         =========        ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                             to  12/31/2004       42.184562         45.684643               12.2422
   01/01/2005                             to  12/31/2005       45.684643         47.241564              949.0122
=============                            ==== ==========       =========         =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.149853        39,781.6782
  01/01/2002    to  12/31/2002       11.149853          8.283479        67,299.1238
  01/01/2003    to  12/31/2003        8.283479         10.537557        57,416.3486
  01/01/2004    to  12/31/2004       10.537557         11.034807        60,833.2394
  01/01/2005    to  12/31/2005       11.034807         11.796229        58,473.1054
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.525031         3,498.6847
  01/01/2002    to  12/31/2002        9.525031          7.888596         5,038.8382
  01/01/2003    to  12/31/2003        7.888596          9.999711         4,871.2107
  01/01/2004    to  12/31/2004        9.999711         12.178466        12,406.1605
  01/01/2005    to  12/31/2005       12.178466         14.106414        28,552.8247
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.891510        10,843.1835
  01/01/2002    to  12/31/2002        8.891510          7.111749        38,755.4190
  01/01/2003    to  12/31/2003        7.111749          9.235060       123,953.9822
  01/01/2004    to  12/31/2004        9.235060         10.750454       266,809.2952
  01/01/2005    to  12/31/2005       10.750454         11.632986       277,553.6036
============   ==== ==========       =========         =========       ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       12.599543         12.908840         2,791.0144
  01/01/2002    to  12/31/2002       12.908840         10.334186         3,653.2009
  01/01/2003    to  12/31/2003       10.334186         13.411763         2,865.9890
  01/01/2004    to  12/31/2004       13.411763         15.282910         2,762.3076
  01/01/2005    to  12/31/2005       15.282910         16.341558         2,673.0305
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.089569        11,502.3566
  01/01/2002    to  12/31/2002       17.089569         12.568520        16,549.2743
  01/01/2003    to  04/24/2003       12.568520         13.039455        16,617.0071
============   ==== ==========       =========         =========       ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.481506         2,917.0795
  01/01/2002    to  12/31/2002       10.481506          8.594369         3,743.3554
  01/01/2003    to  04/25/2003        8.594369          8.340065         4,134.6834
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.362058           59,524.4518
  01/01/2002    to  12/31/2002       13.362058         14.251499          156,931.8255
  01/01/2003    to  12/31/2003       14.251499         14.523236          305,601.0555
  01/01/2004    to  11/19/2004       14.523236         14.849583          332,603.1958
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.671320           11,092.2320
  01/01/2002    to  12/31/2002       15.671320         11.416343           21,931.9612
  01/01/2003    to  12/31/2003       11.416343         14.935490           22,894.3009
  01/01/2004    to  11/19/2004       14.935490         16.023358           20,298.5026
============   ==== ==========       =========         =========        ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         11.960884           15,703.9104
  01/01/2004    to  12/31/2004       11.960884         13.830052           28,868.1443
  01/01/2005    to  12/31/2005       13.830052         14.120413           29,549.6688
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495         13.934910           41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857          183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780        1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,019,329.1949
============   ==== ==========       =========         =========        ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        9.170160         10.575580            8,710.4378
  01/01/2002    to  12/31/2002       10.575580          7.360312           16,460.9876
  01/01/2003    to  04/25/2003        7.360312          7.464640           18,180.4768
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       40.976171         45.351346          147,551.7942
  01/01/2005    to  12/31/2005       45.351346         46.182080          135,425.3018
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.117240           54,068.6823
  01/01/2002    to  12/31/2002       12.117240          8.299670           93,756.8991
  01/01/2003    to  12/31/2003        8.299670         10.196192           83,274.5138
  01/01/2004    to  04/30/2004       10.196192          9.995761           82,813.3027
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.907383         41.263886           62,136.3978
  01/01/2002    to  12/31/2002       41.263886         33.183838          193,615.0006
  01/01/2003    to  12/31/2003       33.183838         42.608637          694,811.9466
  01/01/2004    to  12/31/2004       42.608637         47.138957          782,579.5836
  01/01/2005    to  12/31/2005       47.138957         47.870784          706,835.4937
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.786324          8.281995           11,406.2346
  01/01/2003    to  12/31/2003        8.281995         10.154134           15,777.8622
  01/01/2004    to  04/30/2004       10.154134          9.943881           14,871.2332
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.197249           87,269.1452
  01/01/2002    to  12/31/2002       12.197249         10.564552          134,271.0777
  01/01/2003    to  12/31/2003       10.564552         12.985622          131,645.9629
  01/01/2004    to  04/30/2004       12.985622         13.177793          127,201.6626
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.163640          8.793111           18,663.1300
  01/01/2002    to  12/31/2002        8.793111          6.527712           72,350.5017
  01/01/2003    to  12/31/2003        6.527712          8.700539          100,033.9731
  01/01/2004    to  12/31/2004        8.700539          9.608357          111,570.0500
  01/01/2005    to  12/31/2005        9.608357          9.869788          108,544.5194
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.405673           44,733.8292
  01/01/2002    to  12/31/2002       17.405673         15.456728          180,671.9059
  01/01/2003    to  12/31/2003       15.456728         19.109721          286,168.2234
  01/01/2004    to  12/31/2004       19.109721         23.366842          330,389.8090
  01/01/2005    to  12/31/2005       23.366842         24.798069          326,477.3988
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093          8.354994            2,838.0714
  01/01/2002    to  12/31/2002        8.354994          7.237479           78,810.0767
  01/01/2003    to  12/31/2003        7.237479          9.386204          329,880.9111
  01/01/2004    to  12/31/2004        9.386204         11.021453          907,434.3050
  01/01/2005    to  12/31/2005       11.021453         12.607434        1,182,055.3583
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.817006          8.465353        1,702,010.0549
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.519847         11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891         11.959923        1,998,118.3819
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.114046              337.9604
  01/01/2002    to  12/31/2002       10.114046         12.034541            1,073.1001
  01/01/2003    to  12/31/2003       12.034541         14.472057              162.3384
  01/01/2004    to  04/30/2004       14.472057         14.069456              162.3384
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.218826            1,631.1210
  01/01/2002    to  12/31/2002       14.218826         11.005539            8,026.2962
  01/01/2003    to  12/31/2003       11.005539         13.866110           21,554.0914
  01/01/2004    to  12/31/2004       13.866110         16.114072           19,017.9258
  01/01/2005    to  12/31/2005       16.114072         17.376400           20,894.9824
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.924556         11.806694          115,275.7162
  01/01/2005    to  12/31/2005       11.806694         12.330450          161,329.3225
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.265620           10,801.0508
  01/01/2002    to  12/31/2002       13.265620         10.007490           18,213.7716
  01/01/2003    to  12/31/2003       10.007490         12.477682           18,780.2883
  01/01/2004    to  04/30/2004       12.477682         12.475648           18,684.5010
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667          8.210931            6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937          148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626        1,286,289.4990
============   ==== ==========       =========         =========        ==============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       12.031163         12.792619           44,535.0641
   01/01/2005                             to  12/31/2005       12.792619         13.911464           44,077.4394
=============                            ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP (CLASS 2))
   04/02/2001                             to  12/31/2001       11.207439         12.161685            7,983.9256
   01/01/2002                             to  12/31/2002       12.161685          8.518278           13,887.0265
   01/01/2003                             to  12/31/2003        8.518278         11.482618           33,200.4084
   01/01/2004                             to  04/30/2004       11.482618         11.683449           42,118.1236
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998521         10.447819           73,067.2632
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       41.254696         41.321531           22,826.5561
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.799354          9.876390          447,409.0187
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002                             to  12/31/2002       10.000000          7.795430           15,930.0537
   01/01/2003                             to  12/31/2003        7.795430         10.523522           67,158.0254
   01/01/2004                             to  12/31/2004       10.523522         11.266366          130,493.3911
   01/01/2005                             to  12/31/2005       11.266366         11.674945          130,091.6037
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001                             to  12/31/2001       10.196255         10.124913           16,457.1567
   01/01/2002                             to  12/31/2002       10.124913          8.298345          202,643.9669
   01/01/2003                             to  12/31/2003        8.298345         10.655482        1,474,369.6395
   01/01/2004                             to  12/31/2004       10.655482         11.735525        2,258,518.5490
   01/01/2005                             to  12/31/2005       11.735525         12.695134        2,126,938.6942
=============                            ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003                             to  12/31/2003       10.000000         12.589326           79,461.4440
   01/01/2004                             to  12/31/2004       12.589326         14.587130           70,757.6267
   01/01/2005                             to  12/31/2005       14.587130         16.847404           66,110.0315
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.650892         11.562016          829,752.7829
=============                            ==== ==========       =========         =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.700696         3,933.4771
  01/01/2004    to  12/31/2004       11.700696         12.027712         8,269.3475
  01/01/2005    to  04/30/2005       12.027712         11.048488             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.263852       131,697.4090
  01/01/2003    to  12/31/2003        8.263852          9.864141       364,200.2978
  01/01/2004    to  12/31/2004        9.864141         10.770073       353,045.4927
  01/01/2005    to  12/31/2005       10.770073         11.308589       335,028.4967
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          9.098968        13,990.0756
  01/01/2003    to  12/31/2003        9.098968         10.431707        50,462.8179
  01/01/2004    to  12/31/2004       10.431707         11.371128        57,900.6652
  01/01/2005    to  12/31/2005       11.371128         11.487246        61,315.9763
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.903735         16.240884             0.0000
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.005481         7,504.5382
  01/01/2004    to  12/31/2004       12.005481         13.184189        11,026.5844
  01/01/2005    to  12/31/2005       13.184189         13.662644        12,226.0340
============   ==== ==========       =========         =========       ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.190345         6,893.7869
  01/01/2002    to  12/31/2002       11.190345          8.903701        15,929.0580
  01/01/2003    to  12/31/2003        8.903701         11.139506        18,439.2707
  01/01/2004    to  12/31/2004       11.139506         12.155928        12,735.8640
  01/01/2005    to  12/31/2005       12.155928         12.563934         9,217.3195
============   ==== ==========       =========         =========       ============

FINANCIAL STATEMENTS


The financial statements of the Separate Account, the Company and General American Life Insurance Company will be filed by amendment.


The financial statements of the Company, to be filed by amendment, should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial Statements
       ------------------------------------------------------------------------


The following financial statements of the Separate Account are included in Part B hereof:(to be filed by amendment)

1.     Report of Independent Registered Public Accounting Firm.

2.     Statement of Assets and Liabilities as of December 31, 2006.

3.     Statement of Operations for the year ended December 31, 2006.

4. Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005.

5.     Notes to Financial Statements

6.     Financial Highlights

The following consolidated financial statements of the Company are included in Part B hereof: (to be filed by amendment)

1.     Report of Independent Registered Public Accounting Firm.

2.     Consolidated Balance Sheets as of December 31, 2006 and 2005.

3. Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.

6.     Notes to Consolidated Financial Statements.

The following consolidated financial statements of General American Life Insurance Company (the "Guarantor") are included in Part B hereof: (to be filed by amendment)

1.     Report of Independent Registered Public Accounting Firm.

2.     Consolidated Balance Sheets as of December 31, 2006 and 2005.

3. Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.

6.     Notes to Consolidated Financial Statements.


b.     Exhibits
       ------------------------------------------------------------------------

1.   (i)    Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(5)

  (ii) Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(15)

2.     Not Applicable.

3.   (i) Form of Principal Underwriter's and Selling Agreement(8)

  (ii)      Principal Underwriter's and Selling Agreement (effective January 1,
2001)(15)

  (iii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(15)

  (iv) Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(15)

  (v)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (23)

4.   (i) Individual Flexible Purchase Payment Deferred Variable Annuity
Contract(7)

  (ii)      Enhanced Dollar Cost Averaging Rider(7)

  (iii)      Three Month Market Entry Rider(7)

  (iv)      Death Benefit Rider - (Compounded-Plus)(7)

  (v)      Death Benefit Rider - (Annual)(7)

  (vi)      Death Benefit Rider - (Annual Step-Up)(7)

  (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(7)

  (viii)      Additional Death Benefit Rider - (Earnings Preservation
Benefit)(7)

  (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(7)

  (x)      Terminal Illness Rider(7)

  (xi)      Individual Retirement Annuity Endorsement(7)

  (xii)      Roth Individual Retirement Annuity Endorsement(7)

  (xiii)      401 Plan Endorsement(7)

  (xiv)      Tax Sheltered Annuity Endorsement(7)

  (xv)      Unisex Annuity Rates Rider(7)

  (xvi) Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company)(10)

  (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(12)

  (xviii)      Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(14)

  (xvix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2
(7/04)(15)

  (xx)      Individual Retirement Annuity Endorsement 7023.1 (9/02)(15)

  (xxi)      Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(15)

  (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02)(15)

  (xxiii)      Tax Sheltered Annuity Endorsement 7026.1 (9/02)(15)

  (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)(15)

  (xxv) Form of Guaranteed Miminimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (17)

  (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (17)

  (xxvii)      Form of Three Month Market Entry Rider 7013-1 (5/05) (17)

  (xxviii)      Form of Contract Schedule 7028-3 (5/05) (17)

  (xxix) Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (18)

  (xxx) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (19)

  (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (19)

  (xxxii)      Guaranteed Minimum Accumulation Benefit Rider-Living Benefit
(GMAB) MLIC-670-1 (11/05) (19)

  (xxxiii)      Designated Beneficiary Non-Qualified Annuity Endorsement
MLI-NQ-1 (11/05)-I (20)

  (xxxiv)      Form of Lifetime Guaranteed Withdrawal Benefit Rider (22)

  (xxxv)      Form of Guaranteed Mimimum Income Benefit Rider (22)

  (xxxvi)      Form of Contract Schedule (enhanced GMIB Plus) (22)

  (xxxvii)      Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06)
(24)

  (xxxviii)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5
(6/06) (24)

5.   (i)     Variable Annuity Application(7)

  (ii) Form of Variable Annuity Application (Class B) (7029(11/00)) (APPVA-504B)(13)

  (iii) Form of Variable Annuity Application (Class AA) (7029(1/01) (APPVA-504AA)(13)

  (iv) Forms of Variable Annuity Application: Class VA 7029(7/04) APPVA-504VA; Class AA 7029(7/04) APPVA-504AA; and Class B 7029(7/04) APPVA-504B.(14)

  (v)      Form of Variable Annuity Application (Class VA) 7029 (1/05)
       APPVA105VA (17)

  (vi) Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (19)

  (vii)      Form of Variable Annuity Application (Class B) 7029 (4/05)
APPVA-505B (19)

  (viii) Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA606 (24)

  (ix) Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS506 (24)

  (x)      Form of Variable Annuity Application (Class AA) 7029 (7/04)
APPVAAA506 (24)

6.   (i)     Copy of Articles of Incorporation of the Company(1)

  (ii)      Copy of the Bylaws of the Company(1)

7.   (i)     Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance Company(11)

  (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd(11)

  (iii) Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General American Life Insurance Company (24)

8.   (i)     Form of Fund Participation Agreement by and among AIM Variable
     Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (1997)(3)

  (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (1997)(2)

  (iii) Form of Fund Participation Agreement between Cova Financial Services Life Insurance Company and each of Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund; Inc. (November 1,
       1999)(6)

  (iv) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (May 1, 1998)(5)

  (v) Form of Fund Participation Agreement between Scudder Variable Life Investment Fund and Cova Financial Services Life Insurance Company
       (1999)(6)

(vi)   (a)     Form of Fund Participation Agreement among MFS Variable
           Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company (November 1997)(2)

    (b) Partial Termination of Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (January 28,
       1999)(16)

    (c) Form of Amendment to Participation Agreement dated November 24, 1997 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (1998)(16)


    (d) Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (October 1, 1999)(16)

(vii)  (a)   Form of Fund Participation Agreement among Cova Financial Services
           Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC (November 15, 1999)(6)

    (b) Amendment No. 1 to Participation Agreement Among Cova Financial Life Insurance Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective April 1, 2000); and Amendment No. 2 to Participation Agreement Among Cova Financial Life Insurance Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective February 12, 2001)(16)

    (c) PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and Cova Financial Life Insurance Company dated April 1, 2000 (16)

  (viii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company (December 12, 1997)(3)

  (ix) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

  (x) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

  (xi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

(xii)   (a)   Participation Agreement Among Met Investors Series Trust, Met
           Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(11)

    (b) First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company (September 14, 2001)(11)

  (xiii) Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Cova Financial Services Life Insurance Company (effective September 1, 2000)(15)

  (xiv) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)(21)

  (xv) Net Worth Agreeement among MetLife, Inc. and MetLife Investors Insurance Company (effective December 31, 2002) (24)

(xvi) Guarantee Agreement (June 1, 1995) (General American Life Insurance Company)(25)

9.   (i)  Opinion and Consent of Counsel(13)

(ii)      Opinion (General American Life Insurance Company) (25)


10. Consent of Independent Registered Public Accounting Firm for the Depositor, Registrant and the Guarantor (to be filed by amendment)


11.     Not Applicable

12.     Agreement Governing Contribution(5)


13.  (i)   Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan
          A. Buffum, Margaret C. Fechtmann, Paul A. Sylvester, Richard
          C. Pearson, Elizabeth M. Forget, George Foulke, Charles V. Curcio, and Jeffrey A.Tupper.(26)

(ii) Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell, Leland C. Launer, Jr., James L. Lipscomb, Catherine A. Rein, Stanley J. Talbi, Michael J. Vietri, William J. Wheeler, Anthony J. Williamson, Kenneth J. Eiger and Joseph
       J. Prochaska, Jr.(26)


(1) incorporated herein by reference to Registrant's Form N-4 (File Nos.333-34741 and 811-05200) filed electronically on August 29, 1997.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-34741 and 811-05200) filed electronically on November 20, 1997.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

(4) incorporated herein by reference to Registrant's Amendment No. 11 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 30, 1998.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

(7) incorporated herein by reference to Registrant's Form N-4 (File Nos.333-50540 and 811-05200) filed electronically on November 22, 2000.

(8) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

(12) incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

(14) incorporated herein by reference to Registrant's Post-Effective Amendent No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

(15) incorporated herein by reference to Registrant's Post-Effective Amendent No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 13, 2006.

(23) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

(25) incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.


(26) incorporated herein by reference to registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on November 6, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
5 Park Plaza, Suite 1900                Chief Executive Officer and Director
Irvine, CA 92614

Susan A. Buffum                         Director
334 Madison Avenue
Convent Station, NJ 07961

Charles V. Curcio                       Vice President - Finance
501 Route 22
Bridgewater, NJ 08807

James P. Bossert                        Executive Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Margaret C. Fechtmann                   Executive Vice President and Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------
Elizabeth M. Forget                     Director
260 Madison Avenue
New York, NY 10016

George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07967

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                      Executive Vice President,
5 Park Plaza, Suite 1900                General Counsel, Secretary and Director
Irvine, CA 92614

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

John Rosenthal                          Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Betty Davis                             Vice President
1125 - 17th Street
Denver, CO 80202

Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08907

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Kenneth J. Eiger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------
Bennett D. Kleinberg                    Vice President
185 Asylum Street
Hartford, CT 06103

Lisa S. Kuklinski                       Vice President
260 Madison Avenue
New York, NY 10016

Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey Altman                          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey P. Halperin                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Retirement Services LLC (NJ)

            a)    MetLife Investment Funds Services LLC (NJ)

            b)    MetLife Investment Funds Management LLC (NJ)

            c)    MetLife Associates LLC (DE)

                  1)   CitiStreet Equities LLC (NJ)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.2319% is owned by MetLife International Holdings, Inc. and 4.7680% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    L/C Development Corporation (CA)

      9.    Thorngate, LLC (DE)

      10.   Alternative Fuel I, LLC (DE)

      11.   Transmountain Land & Livestock Company (MT)

      12.   MetPark Funding, Inc. (DE)

      13.   HPZ Assets LLC (DE)

      14.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      15.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      16.   MetLife (India) Private Ltd. (India)

      17.   Metropolitan Marine Way Investments Limited (Canada)

      18.   MetLife Private Equity Holdings, LLC (DE)

      19.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      20.   Metropolitan Realty Management, Inc. (DE)

      21.   Dewey Square South, LLC (NY)

      22.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      23.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        24.   Bond Trust Account A (MA)

        25.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      26.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      27.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      28.   Corporate Real Estate Holdings, LLC (DE)

      29. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      30.   MetLife Tower Resources Group, Inc. (DE)

      31.   Headland - Pacific Palisades, LLC (CA)

      32.   Headland Properties Associates (CA)

      33.   Krisman, Inc. (MO)

      34.   Special Multi-Asset Receivables Trust (DE)

      35.   White Oak Royalty Company (OK)

      36.   500 Grant Street GP LLC (DE)

      37. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      38.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

            a)    One Financial Place, LP (DE)

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  3) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    MLI Distribution LLC (DE)

            d)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

            b) SSB Private Selections, LLC (DE) (50%) -- SSB Private Selections, LLC ("SSB") is 45% owned by MIC and 5% owned by MLAC (the remaining 50% of SSB is owned by a third party). The capital commitment of SSB in Solomon Smith Barney Private Selection Fund I, LLC represents 24.5% of total commitments.

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co.is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation which has the right to elect 5 of 7 directors and other shareholders hold 100% of the participating common stock classes A and B of such corporation, which classes have the right collectively to elect 2 out of a total of 7 directors.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of December 31, 2006, there were 3,455 qualified contract owners and 2,432 non-qualified contract owners of Class VA contracts; 8,980 qualified contract owners and 7,005 non-qualified contract owners of Class AA contracts; and 2,366 qualified contract owners and 4,258 non-qualified owners of Class B contracts.


ITEM 28. INDEMNIFICATION

     The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

     The Bylaws of the Company (Article IV, Section 1) provide that:

     Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust
MetLife Investors USA Separate Account A
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five
MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven

MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund VA for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
MetLife of CT Variable Life Insurance Separate Account Four
MetLife of CT Variable Life Insurance Separate Account MGA
MetLife of CT Variable Life Insurance Separate Account MGA II
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ------------------------------------------------------
Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Bill D. Fife                            Senior Vice President, Channel Head-Banks/Life Insurance
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY  11101

Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Dufault                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company   $ [to be filed    $     0         $    0        $    0
                                             by amendment]

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
    02110

  (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

  (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166

     (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

     These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

     Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

     During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS

     MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 12th day of January 2007.


   METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
   (Registrant)
   By:   METLIFE INVESTORS INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Executive Vice President, General Counsel and Secretary
   METLIFE INVESTORS INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Executive Vice President, General Counsel and Secretary

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 12, 2007.


/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive
Michael K. Farrell                 Officer, President and Director
/s/ James P. Bossert*
--------------------------------   Executive Vice President and Director
James P. Bossert

/s/ Charles V. Curcio*
--------------------------------   Vice President - Finance(principal financial
Charles V. Curcio                  officer and principal accounting officer)

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Margaret  C. Fechtmann         Executive Vice President and Director
--------------------------------
Margaret  C. Fechtmann

/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget

/s/ George Foulke*                 Director
--------------------------------
George Foulke

/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester

/s/ Richard C. Pearson*
--------------------------------   Executive Vice President, General Counsel,
Richard C. Pearson                 Secretary and Director

/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          January 12, 2007

* MetLife Investors Insurance Company.  Executed by Michele H. Abate,
Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically as Exhibit 13(i) on November 6, 2006.

                                   SIGNATURES

     As required by the Securities Act of 1933, General American Life Insurance Company has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri on this 16th day of January 2007.


   GENERAL AMERICAN LIFE INSURANCE COMPANY
   (Guarantor)
   By:   /s/ William C. Lane
         ----------------------------------------
         William C. Lane
         Vice President and Associate General Counsel

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 16, 2007.

     Signature                            Title

/s/ Lisa M. Weber*                 Chairman of the Board, Chief Executive
--------------------------------   Officer, President and Director
Lisa M. Weber
/s/ Kenneth J. Eiger*              Assistant Vice President and Actuary
--------------------------------   (principal financial officer)
 Kenneth J. Eiger

/s/ Michael K. Farrell*            Director
--------------------------------
Michael K. Farrell

/s/ Leland C. Launer, Jr.*         Director
--------------------------------
Leland C. Launer, Jr.

/s/ James L. Lipscomb*             Director
--------------------------------
James L. Lipscomb

/s/ Joseph J. Prochaska, Jr.*      Senior Vice President and Chief Accounting
--------------------------------   Officer
Joseph J. Prochaska, Jr.

/s/ Catherine A. Rein*             Director
--------------------------------
Catherine A. Rein

/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri

/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler

/s/ Anthony J. Williamson*         Director, Senior Vice President and
--------------------------------   Treasurer
Anthony J. Williamson


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          January 16, 2007

* General American Life Insurance Company. Executed by Michele H. Abate, Esq. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically as Exhibit 13(ii) on November 6, 2006.